                                                        Registration No. 2-94479
                                                                        811-4161

   As filed with the Securities and Exchange Commission on November 9, 1995.

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

                              ----------------------

                         REGISTRATION STATEMENT UNDER
                          THE SECURITIES ACT OF 1933

                          Pre-effective Amendment No.


                   Post-effective Amendment No. 15   /X/

                                    and/or

                         REGISTRATION STATEMENT UNDER
                      THE INVESTMENT COMPANY ACT OF 1940

                      Amendment No. 16               /X/

                              ----------------------

                           Chubb America Fund, Inc.
              (Exact name of Registrant as Specified in Charter)

                               One Granite Place
                         Concord, New Hampshire 03301
                    (Address of Principal Executive Offices)

                                  603-226-5000
                        (Registrant's Telephone Number)

                         Ronald R. Angarella, President
                                 One Granite Place
                                 Concord, New Hampshire 03301
                    (Name and Address of Agent for Service)

                                  Copies To:

THOMAS H. ELWOOD, Esq.                        JOAN E. BOROS, Esq.
Chubb America Fund, Inc.                      Katten Muchin & Zavis
One Granite Place                             1025 Thomas Jefferson Street, N.W.
Concord, NH 03301                             Washington, D.C. 20007


Approximate date of proposed public offering:   It is proposed that this filing
will become effective immediately upon filing, pursuant to Rule 485(b).

The Registrant has registered an indefinite number or amount of its shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed a Rule 24f-2 Notice on February 24, 1995.

                           CHUBB AMERICA FUND, INC.

                             CROSS REFERENCE SHEET

     Cross reference sheet showing location in the Prospectus of information required by the Items in Part A of Form N-1A.

 Item
Number    Heading In Prospectus
------

  1       Cover Page

  2       *(Synopsis)

  3       Financial Highlights

  4       Investment Objectives and Policies, Capital Stock

  5       Management of the Fund

  6       Capital Stock, Taxes and Dividends

  7       Offering and Redemption of Shares

  8       Offering and Redemption of Shares

  9       *(Legal Proceedings)

-------------
* Indicates inapplicable or negative.

-------------------------------------------------------------------------------

                           CHUBB AMERICA FUND, INC.
                               ONE GRANITE PLACE
                         CONCORD, NEW HAMPSHIRE 03301
                                (603) 226-5000

-------------------------------------------------------------------------------

  Chubb America Fund, Inc. (the "Fund") is an open-end diversified management investment company which was incorporated in Maryland on October 19, 1984. The Fund is composed of nine separate Portfolios which operate as distinct investment vehicles. The names and investment objectives of the Portfolios are as follows:

  World Growth Stock Portfolio: to achieve long-term capital growth through a policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the Portfolio may also be invested in debt obligations of companies and governments of any nation. Any income realized will be incidental. Such companies will be those considered by the Sub-Investment Manager to be undervalued or which are well-managed and have good growth potential.

  Money Market Portfolio: to achieve the highest possible current income, consistent with preservation of capital and maintenance of liquidity, by investing primarily in short-term money market instruments other than commercial paper. AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

  Gold Stock Portfolio: to realize long-term capital appreciation, while retaining the option to take current income into account, by investing primarily, and sometimes exclusively, in common stocks of gold mining companies.

  Bond Portfolio: to provide a stable level of income, consistent with limiting risk to principal, by investing primarily in high quality corporate debt securities and U.S. Government debt obligations.

  Domestic Growth Stock Portfolio: to achieve reasonable income and growth of capital by investing primarily in a diversified portfolio of equity securities issued by companies organized in the U.S. and considered by the Sub-Investment Manager to be undervalued in light of the company's earning power and growth potential.

  Growth and Income Portfolio: to seek long-term growth of capital by investing primarily in a wide range of equity issues that may offer capital appreciation and, secondarily, to seek a reasonable level of current income.

  Capital Growth Portfolio: to seek capital growth. Realization of income is not a significant investment consideration and any income realized will be incidental.

  Balanced Portfolio: to seek reasonable current income and long-term capital growth, consistent with conservation of capital, by investing primarily in common stocks and fixed income securities.

  Emerging Growth Portfolio: to seek long-term growth of capital by investing primarily in common stocks of small and medium-sized companies. THE PORTFOLIO IS INTENDED FOR INVESTORS WHO UNDERSTAND AND ARE WILLING TO ACCEPT RISKS ENTAILED IN SEEKING LONG-TERM GROWTH OF CAPITAL.

  The World Growth Stock Portfolio, the Gold Stock Portfolio, the Growth and Income Portfolio, the Capital Growth Portfolio, the Balanced Portfolio and the Emerging Growth Portfolio permit investments in any nation, and investments in these Portfolios involve special considerations and risks.

  AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT. INVESTMENTS IN THE PORTFOLIOS ARE NOT BANK DEPOSITS AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE FDIC OR ANY BANK. AN INVESTMENT IN ANY OF THE PORTFOLIOS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

  This Prospectus sets forth concisely the information about the Fund and its Portfolios that a prospective investor should know before investing. This Prospectus should be read and retained for future reference.

  A Statement of Additional Information for the Fund, dated May 1, 1995, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available upon request, and without charge, from the Fund at the address or telephone number above. Inquiries about the Fund should be directed to the Fund at the same address or telephone number.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1995

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
FINANCIAL HIGHLIGHTS.......................................................   2
PERFORMANCE AND YIELD INFORMATION..........................................  16
PORTFOLIOS.................................................................  16
INVESTMENT OBJECTIVES AND POLICIES.........................................  16
  World Growth Stock Portfolio.............................................  17
    Investment Objectives..................................................  17
    Investment Policies....................................................  17
    Risk Factors...........................................................  18
  Money Market Portfolio...................................................  18
    Investment Objectives..................................................  18
    Investment Policies....................................................  18
    Risk Factors...........................................................  18
  Gold Stock Portfolio.....................................................  18
    Investment Objectives..................................................  18
    Investment Policies....................................................  19
    Risk Factors...........................................................  19
  Bond Portfolio...........................................................  19
    Investment Objectives..................................................  19
    Investment Policies....................................................  19
    Risk Factors...........................................................  20
  Domestic Growth Stock Portfolio..........................................  20
    Investment Objectives..................................................  20
    Investment Policies....................................................  20
    Risk Factors...........................................................  21
  Growth and Income Portfolio..............................................  21
    Investment Objectives..................................................  21
    Investment Policies....................................................  21
    Risk Factors...........................................................  22
  Capital Growth Portfolio.................................................  22
    Investment Objectives..................................................  22
    Investment Policies....................................................  22
    Risk Factors...........................................................  23
  Balanced Portfolio.......................................................  23
    Investment Objectives..................................................  23
    Investment Policies....................................................  23
    Risk Factors...........................................................  23
  Emerging Growth Portfolio................................................  23
    Investment Objective...................................................  23
    Investment Policies....................................................  23
    Risk Factors...........................................................  24
  Additional Risk Factors..................................................  25
  Foreign Securities.......................................................  26
  American Depository Receipts.............................................  27
  Forward Foreign Currency Exchange Contracts..............................  27
  Repurchase Agreements....................................................  27
  Zero Coupon Bonds........................................................  28
  Securities and Index Options.............................................  28
  Purchasing Put and Call Options..........................................  28
  Futures Contracts........................................................  28
  Lending of Securities....................................................  29
  When Issued Securities...................................................  29
  Corporate Asset-Backed Securities........................................  29
  Loan Participations and Other Direct Indebtedness........................  29
INVESTMENT RESTRICTIONS....................................................  30
  Portfolio Turnover.......................................................  30
MANAGEMENT OF THE FUND.....................................................  30
CAPITAL STOCK..............................................................  31
TAXES AND DIVIDENDS........................................................  32
OFFERING AND REDEMPTION OF SHARES..........................................  32
OTHER INFORMATION..........................................................  33

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN THE STATEMENT OF ADDITIONAL INFORMATION, AND IN THE ATTACHED PROSPECTUS FOR THE POLICY.

                              FINANCIAL HIGHLIGHTS


     The following table includes selected unaudited data for a share of capital stock outstanding for the Emerging Growth Portfolio throughout the period indicated and other performance information derived from the unaudited financial statements. The unaudited financial statements are included in the Statement of Additional Information.

For a share outstanding for the five month period ended September 30, 1995.

CHUBB AMERICA FUND, INC.
FINANCIAL HIGHLIGHTS --
For a share outstanding throughout the period


                                            Emerging Growth Portfolio
                                          -----------------------------
                                                  (Unaudited)
                                                  Period From
                                                     May 1,
                                                    1995 to
                                                   September
                                                  30, 1995(A)
                                                  -----------

Net asset value, beginning of
 period...........................               $    10.00

Income From Investment
 Operations

  Net investment loss.............                    (0.03)

  Net realized and unrealized gains
   (losses) on securities.........                     2.85
                                                 ----------
  Total from investment
   operations.....................                     2.82
                                                 ----------
 Net asset value, end of period...               $    12.82
                                                 ==========
 Total Return(B)..................                    28.21%(D)

 Ratios to Average Net Assets:

  Expenses........................                     1.68%(C)

  Net investment loss.............                    (0.80%)(C)

Portfolio Turnover Rate...........                     7.60%(D)

Net Assets, At End of Period......               $7,090,415


(A) Per share data calculated from the initial offering date, May 1, 1995; for sale to Chubb Separate Account A.

(B) Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost.

(C) Per share data and ratios calculated on an annualized basis.

(D) Not annualized.

                             FINANCIAL HIGHLIGHTS

     The following tables include selected data for a share of capital stock outstanding for each fund throughout the periods indicated and other performance information derived from the financial statements. The related financial statements and report of Ernst & Young LLP, independent auditors, are contained in the Statement of Additional Information. In addition, further information about the funds' performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.



For a share outstanding throughout the year:

                                             World Growth Stock Portfolio
                                  -------------------------------------------------------
                                      Year          Year          Year           Year
                                     Ended         Ended         Ended          Ended
                                  December 31,   December 31,  December 31,  December 31,
                                     1994           1993          1992          1991
                                  ------------   ------------  ------------ -------------
Net asset value, beginning
  of year.....................     $     20.89   $     16.73   $     16.45   $     13.70
Income From Investment
  Operations
    Net investment income..               0.25          0.24          0.35          0.34
    Net realized and
    unrealized gains (losses)
    on securities.............           (0.89)         5.40          0.65          2.75
                                   -----------   -----------   -----------   -----------
    Total from investment
     operations...............           (0.64)         5.64          1.00          3.09
Less Distributions to
  Shareholders
    Dividends from net
      investment income.......           (0.25)        (0.24)        (0.35)        (0.34)
    Dividends in excess of net
      investment income.......
    Distributions from capital
      gains...................           (0.81)        (1.24)        (0.37)
    Distributions in excess
      of capital gains........           (0.19)
    Returns of capital........
                                   -----------   -----------   -----------   -----------
    Total distributions.......           (1.25)        (1.48)        (0.72)        (0.34)
Net asset value, end
  of year.....................     $     19.00   $     20.89   $     16.73   $     16.45
                                   ===========   ===========   ===========   ===========
Total Return (B)..............           (3.05%)       33.73%         6.10%        22.53%
Ratios to Average Net Assets:
    Expenses..................            1.00%         1.04%         1.17%         1.14%
    Net investment income.....            1.56%         1.64%         2.19%         2.40%
Portfolio Turnover Rate.......           18.74%        34.90%        32.27%        50.06%
Net Assets, At End of Year....     $52,903,768   $42,031,141   $25,416,357   $22,659,930

----------
(A) Per share data calculated from initial offering date, August 1, 1985, for sale to Chubb Separate Account A. Ratios to average net assets calculated on an annualized basis.
(B) Total return assumes reinvestment of all dividends during the year and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost.
(C) Not annualized.

                             WORLD GROWTH STOCK PORTFOLIO
     ----------------------------------------------------------------------------------
                                                                             FOR THE
                                                                              PERIOD
                                                                               FROM
         YEAR           YEAR          YEAR         YEAR          YEAR       AUGUST 1,
        ENDED          ENDED         ENDED        ENDED         ENDED        1985 TO
     DECEMBER 31,   DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
         1990           1989          1988         1987          1986        1985(A)
     ------------   ------------  ------------ ------------  ------------  ------------
     $     16.07       $  12.77    $    11.48   $    13.75    $    10.81    $    10.27
            0.36           0.32          0.18         0.06          0.31          0.05

           (2.00)          3.34          1.32        (0.91)         2.69          0.49
     -----------    -----------    ----------   ----------    ----------    ----------
           (1.64)          3.66          1.50        (0.85)         3.00          0.54
           (0.37)         (0.36)        (0.18)       (0.34)        (0.06)
           (0.36)                       (0.03)       (1.08)

     -----------    -----------    ----------   ----------    ----------    ----------
           (0.73)         (0.36)        (0.21)       (1.42)        (0.06)
     $     13.70    $     16.07    $    12.77   $    11.48    $    13.75    $    10.81
     ===========    ===========    ==========   ==========    ==========    ==========
          (10.38%)        28.62%        13.10%       (7.74%)      (27.77%)        5.26%(C)
            1.22%          1.42%         1.60%        1.81%         1.62%         0.74%
            2.65%          2.46%         1.80%        1.14%         3.02%         0.53%
           25.79%          5.73%        14.75%        8.88%        67.53%          N/A
     $16,052,089    $14,467,050    $8,781,827   $5,253,616    $2,105,193    $1,084,864

For a share outstanding throughout the year (A):

                                           MONEY MARKET PORTFOLIO
                             ---------------------------------------------------



                                 YEAR         YEAR         YEAR         YEAR
                                ENDED        ENDED        ENDED        ENDED
                             DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                 1994         1993         1992         1991
                             ------------ ------------ ------------ ------------
Net asset value, beginning
 of year...................   $    10.26   $    10.22   $    10.22   $    10.21
INCOME FROM INVESTMENT OP-
 ERATIONS
  Net investment income....         0.35         0.20         0.29         0.52
  Net realized and
   unrealized gains (loss-
   es) on
   securities..............        (0.01)        0.04                      0.01
                              ----------   ----------   ----------   ----------
  Total from investment op-
   erations................         0.34         0.24         0.29         0.53
LESS DISTRIBUTIONS TO
 SHAREHOLDERS
  Dividends from net in-
   vestment income.........        (0.35)       (0.20)       (0.29)       (0.52)
  Dividends in excess of
   net investment income...
  Distributions from capi-
   tal gains...............
  Distributions in excess
   of capital gains........
  Returns of capital.......
                              ----------   ----------   ----------   ----------
  Total distributions......        (0.35)       (0.20)       (0.29)       (0.52)
Net asset value, end of
 year......................   $    10.25   $    10.26   $    10.22   $    10.22
                              ==========   ==========   ==========   ==========
Total Return (C)...........         3.28%        2.32%        2.83%        5.18%
Ratios to Average Net As-
 sets:
  Expenses.................         0.65%        0.74%        0.85%        0.85%
  Net investment income....         3.31%        2.32%        2.81%        4.95%
Portfolio Turnover Rate
 (D).......................          N/A          N/A          N/A          N/A
Net Assets, At End of Year.   $7,680,485   $5,061,181   $3,956,152   $3,672,941

-------
(A) The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.
(B) Per share data calculated from initial offering date, August 1, 1985 for sale to Chubb Separate Account A. Ratios to average net assets calculated on an annual basis.
(C) Total return assumes reinvestment of all dividends during the year and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost.
(D) There were no purchases and/or sales of securities other than short-term obligations during the year. Therefore, the portfolio turnover rate has not been calculated.
(E) Not annualized.

                                MONEY MARKET PORTFOLIO
     -----------------------------------------------------------------------------
                                                                        FOR THE
                                                                         PERIOD
                                                                          FROM
         YEAR         YEAR         YEAR         YEAR         YEAR      AUGUST 1,
        ENDED        ENDED        ENDED        ENDED        ENDED       1985 TO
     DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
         1990         1989         1988         1987         1986       1985(B)
     ------------ ------------ ------------ ------------ ------------ ------------
      $    10.18       $10.16   $    10.09   $    10.56   $    10.33   $    10.06
            0.73         0.78         0.63         0.49         0.56         0.27


      ----------   ----------   ----------   ----------   ----------   ----------
            0.73         0.78         0.63         0.49         0.56         0.27
           (0.70)       (0.76)       (0.56)       (0.96)       (0.33)

      ----------   ----------   ----------   ----------   ----------   ----------
           (0.70)       (0.76)       (0.56)       (0.96)       (0.33)
      $    10.21   $    10.18   $    10.16   $    10.09   $    10.56   $    10.33
      ==========   ==========   ==========   ==========   ==========   ==========
            7.15%        7.63%        6.33%        4.85%        5.36%        2.72%(E)
            1.09%        1.37%        1.79%        1.81%        1.45%        0.65%
            6.90%        7.35%        6.16%        4.75%        5.23%        2.62%
             N/A          N/A          N/A          N/A          N/A          N/A
      $2,910,677   $2,496,140   $2,228,190   $1,539,184   $1,249,363   $1,032,539

For a share outstanding throughout the year:

                                         GOLD STOCK PORTFOLIO
                          -----------------------------------------------------



                              YEAR          YEAR         YEAR          YEAR
                             ENDED         ENDED        ENDED         ENDED
                          DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,
                              1994          1993         1992          1991
                          ------------  ------------ ------------  ------------
Net asset value, begin-
 ning of year...........   $    19.00    $    11.57   $    11.99    $    12.76
INCOME FROM INVESTMENT
 OPERATIONS
  Net investment income.         0.03          0.02         0.03          0.07
  Net realized and
   unrealized gains
   (losses) on
   securities...........        (2.65)         7.43        (0.42)        (0.77)
                           ----------    ----------   ----------    ----------
  Total from investment
   operations...........        (2.62)         7.45        (0.39)        (0.70)
LESS DISTRIBUTIONS TO
 SHAREHOLDERS
  Dividends from net
   investment income....        (0.03)        (0.02)       (0.03)        (0.07)
  Dividends in excess of
   net investment
   income...............
  Distributions from
   capital gains........
  Distributions in
   excess of capital
   gains................        (0.10)
  Returns of capital....
                           ----------    ----------   ----------    ----------
  Total distributions...        (0.13)        (0.02)       (0.03)        (0.07)
Net asset value, end of
 year...................   $    16.25    $    19.00   $    11.57    $    11.99
                           ==========    ==========   ==========    ==========
Total Return (B)........       (13.77%)       63.90%       (3.29%)       (5.48%)
Ratios to Average Net
 Assets:
  Expenses..............         0.99%         1.01%        1.13%         1.16%
  Net investment income.         0.18%         0.14%        0.24%         0.57%
Portfolio Turnover Rate.        17.43%         7.32%        7.78%        14.23%
Net Assets, At End of
 Year...................   $7,351,625    $7,863,581   $4,338,297    $4,646,951

-------
(A) Per share data calculated from initial offering date, August 1, 1985 for sale to Chubb Separate Account A. Ratios to average net assets calculated on an annual basis.
(B) Total return assumes reinvestment of all dividends during the year and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost.
(C) Not annualized.

                                 GOLD STOCK PORTFOLIO
     ---------------------------------------------------------------------------------
                                                                            FOR THE
                                                                             PERIOD
                                                                              FROM
         YEAR          YEAR         YEAR          YEAR          YEAR       AUGUST 1,
        ENDED         ENDED        ENDED         ENDED         ENDED        1985 TO
     DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
         1990          1989         1988          1987          1986        1985(A)
     ------------  ------------ ------------  ------------  ------------  ------------
      $    16.95        $14.37   $    18.24    $    13.59    $    10.00     $  10.04
            0.07          0.06        (0.03)        (0.03)        (0.07)        0.05

           (4.19)         2.70        (3.84)         4.69          3.74        (0.09)
      ----------    ----------   ----------    ----------    ----------     --------
           (4.12)         2.76        (3.87)         4.66          3.67        (0.04)
           (0.70)        (0.05)                                   (0.08)
                         (0.12)                     (0.01)
                         (0.01)
      ----------    ----------   ----------    ----------    ----------     --------
           (0.70)        (0.18)                     (0.01)        (0.08)
      $    12.76    $    16.95   $    14.37    $    18.24    $    13.59     $  10.00
      ==========    ==========   ==========    ==========    ==========     ========
          (24.28%)       19.24%      (21.24%)       34.29%        37.00%       (0.40%)(C)
            1.36%         1.39%        1.62%         1.92%         1.48%        0.65%
            0.59%         0.39%       (0.38%)       (0.24%)       (0.63%)       0.43%
           17.61%         3.05%        9.92%         7.02%         7.43%         N/A
      $5,390,279    $5,969,256   $4,258,297    $3,821,605    $1,458,593     $999,946

For a share outstanding throughout the year:

                                       DOMESTIC GROWTH STOCK PORTFOLIO
                             ------------------------------------------------------
                                 YEAR          YEAR          YEAR          YEAR
                                ENDED         ENDED         ENDED         ENDED
                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                 1994          1993          1992          1991
                             ------------  ------------  ------------  ------------
Net asset value, beginning
 of year...................  $     16.14   $     15.16   $     12.96   $     10.15
INCOME FROM INVESTMENT OP-
 ERATIONS
  Net investment income....         0.09          0.12          0.14          0.24
  Net realized and
   unrealized gains
   (losses) on securities..         1.12          2.29          3.27          3.13
                             -----------   -----------   -----------   -----------
  Total from investment op-
   erations................         1.21          2.41          3.41          3.37
LESS DISTRIBUTIONS TO
 SHAREHOLDERS
  Dividends from net
   investment income.......        (0.09)        (0.12)        (0.14)        (0.24)
  Dividends in excess of
   net investment income...
  Distributions from capi-
   tal gains...............        (1.32)        (1.31)        (1.07)        (0.32)
  Distributions in excess
   of capital gains........
  Returns of capital.......
                             -----------   -----------   -----------   -----------
  Total distributions......        (1.41)        (1.43)        (1.21)        (0.56)
Net asset value, end of
 year......................  $     15.94   $     16.14   $     15.16   $     12.96
                             ===========   ===========   ===========   ===========
Total Return (B)...........         7.66%        15.89%        26.50%        33.18%
Ratios to Average Net As-
 sets:
  Expenses.................         0.89%         0.97%         1.07%         1.13%
  Net investment income....         0.63%         0.76%         1.07%         2.02%
Portfolio Turnover Rate....        46.65%        49.47%        41.36%        40.93%
Net Assets, At End of Year.  $31,458,666   $25,072,289   $19,985,838   $15,583,806

-------
(A) Per share data calculated from initial offering date, April 18, 1986 for sale to Chubb Separate Account A. Ratios to average net assets calculated on an annual basis.
(B) Total return assumes reinvestment of all dividends during the year and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost.
(C)Not annualized.

                    DOMESTIC GROWTH STOCK PORTFOLIO
     ------------------------------------------------------------------
                                                              FOR THE
                                                               PERIOD
                                                                FROM
                                                             APRIL 18,
         YEAR           YEAR          YEAR         YEAR       1986 TO
        ENDED          ENDED         ENDED        ENDED       DECEMBER
     DECEMBER 31,   DECEMBER 31,  DECEMBER 31, DECEMBER 31,     31,
         1990           1989          1988         1987       1986(A)
     ------------   ------------  ------------ ------------  ---------
     $     13.25    $     11.71    $     9.54   $    10.57   $    10.00
            0.26           0.18          0.11         0.04         0.10

           (2.71)          2.06          2.40        (0.11)        0.47
     -----------    -----------    ----------   ----------   ----------
           (2.45)          2.24          2.51        (0.07)        0.57
           (0.26)         (0.21)        (0.10)       (0.12)
           (0.39)         (0.49)        (0.24)       (0.84)

     -----------    -----------    ----------   ----------   ----------
           (0.65)         (0.70)        (0.34)       (0.96)
     $     10.15    $     13.25    $    11.71   $     9.54   $    10.57
     ===========    ===========    ==========   ==========   ==========
          (18.55%)        19.36%        26.31%       (1.61%)       5.65%(C)
            1.25%          1.45%         1.70%        1.75%        1.64%
            2.38%          1.59%         1.26%        0.71%        1.32%
           15.17%         10.32%        22.69%       13.53%       31.53%
     $10,517,783    $11,320,279    $6,893,776   $3,448,383   $1,139,554

For a share outstanding throughout the year:

                                              BOND PORTFOLIO
                            -----------------------------------------------------
                                YEAR           YEAR         YEAR         YEAR
                               ENDED          ENDED        ENDED        ENDED
                            DECEMBER 31,   DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                1994           1993         1992         1991
                            ------------   ------------ ------------ ------------
Net asset value, beginning
 of year..................  $     10.28     $    10.21   $    10.61   $     9.83
INCOME FROM INVESTMENT OP-
 ERATIONS
  Net investment income...         0.35           0.74         0.66         0.72
  Net realized and
   unrealized gains
   (losses) on securities.        (0.58)          0.13         0.13         0.79
                            -----------     ----------   ----------   ----------
  Total from investment
   operations.............        (0.23)          0.87         0.79         1.51
LESS DISTRIBUTIONS TO
 SHAREHOLDERS
  Dividends from net
   investment income......        (0.35)         (0.74)       (0.66)       (0.73)
  Dividends in excess of
   net investment income..
  Distributions from capi-
   tal gains..............                       (0.06)       (0.53)
  Distributions in excess
   of capital gains.......
  Returns of capital......
                            -----------     ----------   ----------   ----------
  Total distributions.....        (0.35)         (0.80)       (1.19)       (0.73)
Net asset value, end of
 year.....................  $      9.70     $    10.28   $    10.21   $    10.61
                            ===========     ==========   ==========   ==========
Total Return (B)..........        (2.28%)         8.68%        7.46%       15.34%
Ratios to Average Net As-
 sets:
  Expenses................         0.68%          0.74%        0.88%        1.03%
  Net investment income...         6.07%          7.59%        6.83%        7.12%
Portfolio Turnover Rate...       140.30%        112.66%       81.23%       23.73%
Net Assets, At End of
 Year.....................  $13,066,445     $5,461,879   $4,042,506   $3,516,314

-------
(A) Per share data calculated from initial offering date, April 18, 1986 for sale to Chubb Separate Account A. Ratios to average net assets calculated on an annual basis.
(B) Total return assumes reinvestment of all dividends during the year and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost.
(C) Not annualized.

                             BOND PORTFOLIO
     ---------------------------------------------------------------
                                                           FOR THE
                                                            PERIOD
                                                             FROM
                                                          APRIL 18,
         YEAR         YEAR         YEAR         YEAR       1986 TO
        ENDED        ENDED        ENDED        ENDED       DECEMBER
     DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,     31,
         1990         1989         1988         1987       1986(A)
     ------------ ------------ ------------ ------------  ---------
      $     9.76        $9.29   $     9.38   $    10.47   $    10.02
            0.75         0.73         0.62         0.55         0.37

            0.06         0.47        (0.09)       (0.65)        0.08
      ----------   ----------   ----------   ----------   ----------
            0.81         1.20         0.53        (0.10)        0.45
           (0.74)       (0.73)       (0.62)       (0.94)
                                                  (0.05)

      ----------   ----------   ----------   ----------   ----------
           (0.74)       (0.73)       (0.62)       (0.99)
      $     9.83   $     9.76   $     9.29   $     9.38   $    10.47
      ==========   ==========   ==========   ==========   ==========
            8.44%       12.92%        5.62%       (1.04%)       4.47%(C)
            1.21%        1.60%        1.80%        1.96%        1.18%
            7.97%        7.62%        6.85%        6.43%        5.08%
           29.25%        7.64%       13.80%       53.17%       97.37%
      $2,905,564   $2,289,788   $1,730,229   $1,302,390   $1,069,355

For a share outstanding throughout the year:

                                           GROWTH AND INCOME PORTFOLIO
                                     -----------------------------------------
                                         YEAR          YEAR      PERIOD FROM
                                        ENDED         ENDED     MAY 1, 1992 TO
                                     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                         1994          1993        1992 (A)
                                     ------------  ------------ --------------
Net asset value, beginning of year.   $    12.35    $    11.10    $    10.27
INCOME FROM INVESTMENT OPERATIONS
  Net investment income............         0.13          0.12          0.02
  Net realized and unrealized gains
   (losses) on securities..........        (0.65)         1.53          0.83
                                      ----------    ----------    ----------
  Total from investment operations.        (0.52)         1.65          0.85
LESS DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment in-
   come............................        (0.13)        (0.12)        (0.02)
  Dividends in excess of net in-
   vestment income.................
  Distributions from capital gains.        (0.48)        (0.28)
  Distributions in excess of capi-
   tal gains.......................
  Returns of capital...............
                                      ----------    ----------    ----------
  Total distributions..............        (0.61)        (0.40)        (0.02)
Net asset value, end of year.......   $    11.22    $    12.35    $    11.10
                                      ==========    ==========    ==========
Total Return (B)...................        (4.24%)       14.94%        12.48%
Ratios to Average Net Assets:
  Expenses.........................         1.10%         1.35%         2.09%(C)
  Net investment income............         1.52%         1.38%         0.36%(C)
Portfolio Turnover Rate............        38.17%        77.68%        54.11%
Net Assets, At End of Year.........   $5,610,472    $2,831,442    $1,489,179

-------
(A) Per share data calculated from the initial offering date, May 1, 1992, for sale to Chubb Separate Account A. For the period from the start of business April 1, 1992 to April 30, 1992, net investment income per share aggregated $0 for the Growth and Income Portfolio.
(B) Total return assumes reinvestment of all dividends during the year and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return for periods of less than one year have been annualized.
(C) Per share data and ratios calculated on an annualized basis.

For a share outstanding throughout the year:

                                           CAPITAL GROWTH PORTFOLIO
                                   --------------------------------------------
                                       YEAR           YEAR        PERIOD FROM
                                      ENDED          ENDED       MAY 1, 1992 TO
                                   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                       1994           1993          1992 (A)
                                   ------------   ------------   --------------
Net asset value, beginning of
 year............................  $     14.26    $     12.42      $     9.95
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..........         0.03                          (0.01)
  Net realized and unrealized
   gains (losses) on securities..        (0.49)          3.03            2.69
                                   -----------    -----------      ----------
  Total from investment opera-
   tions.........................        (0.46)          3.03            2.68
LESS DISTRIBUTIONS TO SHAREHOLD-
 ERS
  Dividends from net investment
   income........................        (0.03)
  Dividends in excess of net in-
   vestment income...............
  Distributions from capital
   gains.........................        (0.33)         (1.19)          (0.21)
  Distributions in excess of cap-
   ital gains....................        (0.06)
  Returns of capital.............
                                   -----------    -----------      ----------
  Total distributions............        (0.42)         (1.19)          (0.21)
Net asset value, end of year.....  $     13.38    $     14.26      $    12.42
                                   ===========    ===========      ==========
Total Return (B).................        (3.26%)        24.73%          40.40%
Ratios to Average Net Assets:
  Expenses.......................         1.22%          1.33%           1.96% (C)
  Net investment income..........         0.25%         (0.11%)         (0.37%)(C)
Portfolio Turnover Rate..........       202.04%        162.79%         104.76%
Net Assets, At End of Year.......  $27,564,086    $15,373,489      $5,343,734

-------
(A) Per share data calculated from the initial offering date, May 1, 1992, for sale to Chubb Separate Account A. For the period from the start of business April 1, 1992 to April 30, 1992, net investment income per share aggregated $0 for the Capital Growth Portfolio.
(B) Total return assumes reinvestment of all dividends during the year and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return for periods of less than one year have been annualized.
(C) Per share data and ratios calculated on an annualized basis.

For a share outstanding throughout the year:

                                                BALANCED PORTFOLIO
                                     -------------------------------------------
                                         YEAR           YEAR       PERIOD FROM
                                        ENDED          ENDED      MAY 1, 1992 TO
                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                         1994           1993         1992 (A)
                                     ------------   ------------  --------------
Net asset value, beginning of year.  $     11.22    $     10.77     $    10.10
INCOME FROM INVESTMENT OPERATIONS
  Net investment income............         0.32           0.25           0.16
  Net realized and unrealized gains
   (losses) on securities..........        (0.47)          0.74           0.67
                                     -----------    -----------     ----------
  Total from investment operations.        (0.15)          0.99           0.83
LESS DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment in-
   come............................        (0.32)         (0.25)         (0.16)
  Dividends in excess of net in-
   vestment income.................
  Distributions from capital gains.        (0.13)         (0.25)
  Distributions in excess of capi-
   tal gains.......................                       (0.04)
  Returns of capital...............
                                     -----------    -----------     ----------
  Total distributions..............        (0.45)         (0.54)         (0.16)
Net asset value, end of year.......  $     10.62    $     11.22     $    10.77
                                     ===========    ===========     ==========
Total Return (B)...................        (1.33%)         9.27%         12.33%
Ratios to Average Net Assets:
  Expenses.........................         1.01%          1.07%          1.43%(C)
  Net investment income............         3.34%          2.79%          2.80%(C)
Portfolio Turnover Rate............       103.68%         65.49%         77.33%
Net Assets, At End of Year.........  $14,764,853    $11,703,898     $6,944,437

-------
(A) Per share data calculated from the initial offering date, May 1, 1992, for sale to Chubb Separate Account A. For the period from the start of business April 1, 1992 to April 30, 1992, net investment income per share aggregated $.03 for the Balanced Portfolio.
(B) Total return assumes reinvestment of all dividends during the year and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return for periods of less than one year have been annualized.
(C) Per share data and ratios calculated on an annualized basis.

                       PERFORMANCE AND YIELD INFORMATION

  From time to time the Fund may advertise the yield and/or the average annual total return of some or all of its nine investment portfolios. These figures are based on historical earnings and are not intended to indicate future performance. Shares of the portfolios are presently offered only to corresponding divisions of separate accounts established by Chubb Life Insurance Company of America ("Chubb Life"), or its affiliated insurance companies, to fund flexible premium life insurance policies. None of these performance figures reflect fees and charges imposed under such flexible premium life insurance policies, which fees and charges will reduce the yield and total return to policyowners; therefore, these performance figures may be of limited use for comparative purposes.

  The Money Market Portfolio's yield quotations represent the Portfolio's investment income, less expenses, expressed as a percentage of assets on an annualized basis for a seven-day period. The yield is expressed as both a simple annualized yield and a compounded effective yield. The yield for the non-money market portfolios is calculated by dividing the portfolio's net investment income per share during a recent 30-day period by the maximum offering price per share of that Portfolio (which is the net asset value of that Portfolio) on the last day of the period.

  The average annual total return quotations of the non-money market portfolios are determined by computing the average annual percentage change in value of a $1,000 investment, made at the maximum public offering price (which is net asset value) for certain specified periods. This computation assumes reinvestment of all dividends and distributions.

                                   PORTFOLIOS

  The Fund currently consists of nine investment portfolios, namely the World Growth Stock Portfolio, the Money Market Portfolio, the Gold Stock Portfolio, the Bond Portfolio, the Domestic Growth Stock Portfolio, the Growth and Income Portfolio, the Capital Growth Portfolio, the Balanced Portfolio and the Emerging Growth Portfolio (the "Portfolios").

  The separate accounts established by Chubb Life or its affiliated insurance companies are used for the purpose of funding Flexible Premium Variable Life Insurance Policies (the "Policies") issued by Chubb Life, its affiliated insurance companies and their successors or assigns. The owner of a Policy may allocate among the Portfolios the amounts available for investment under the Policy. Chubb Life is a wholly-owned subsidiary of The Chubb Corporation, a New Jersey corporation.

  In the future, the Fund may sell its shares to other separate accounts, funding variable annuities and variable life insurance policies, established by Chubb Life, its successors or assigns, or by other insurance companies with which Chubb Life is affiliated, and may add or delete Portfolios.

  Shares of each Portfolio are both offered and redeemed at their net asset value without the addition of any sales load or redemption charge. See "OFFERING AND REDEMPTION OF SHARES" in the Prospectus.

  The investment manager to the Fund is Chubb Investment Advisory Corporation ("Chubb Investment Advisory"), a wholly-owned subsidiary of Chubb Life. Chubb Investment Advisory and the Fund have contracted with six unaffiliated companies, Templeton, Galbraith & Hansberger Ltd. ("Templeton"), Van Eck Associates Corporation ("Van Eck Associates"), Pioneering Management Corporation ("Pioneer"), Janus Capital Corporation ("Janus"), Phoenix Investment Counsel, Inc. ("Phoenix"), and Massachusetts Financial Services Company ("MFS") to act as sub-investment advisers or managers to the World Growth Stock, Gold Stock, Domestic Growth Stock, Capital Growth, Balanced and Emerging Growth Portfolios, respectively, and one affiliated company, Chubb Asset Managers, Inc. ("Chubb Asset") to act as sub-investment adviser or manager to the Money Market, Bond and Growth and Income Portfolios. (Collectively the "Sub-Investment Managers"). The fees of the Sub-Investment Managers are paid directly by Chubb Investment Advisory.

                       INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives and policies of each Portfolio are described below. The investment objectives of a Portfolio, and certain investment restrictions discussed in the Statement of Additional Information, may be changed only with the approval of the stockholders of each Portfolio that are affected by such change. The investment policies of a Portfolio, used to achieve the Portfolio's objectives, may be changed by the Fund's Board of Directors without the approval of the Portfolio's stockholders.

  Because investment involves both opportunities for gain and risks of loss, no assurance can be given that the Portfolios will achieve their objectives. The difference in objectives and policies among the various Portfolios can be expected to affect each Portfolio's investment return as well as the degree of market and financial risks to which each Portfolio is subject. Prospective purchasers of Policies should carefully review the objectives and policies of the Portfolios and consider their ability to assume the risks involved before purchasing Policies and allocating amounts thereunder to particular Portfolios.

World Growth Stock Portfolio

  Investment Objectives. The investment objective of the World Growth Stock Portfolio is long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the Portfolio may also be invested in debt obligations of companies and governments of any nation. Any income realized will be incidental.

  The Portfolio invests primarily in securities of companies of any size that are (i) believed to be well-managed and possessing good growth potential or
(ii) are considered by the Sub-Investment Manager to be undervalued. See "Foreign Securities," in the Prospectus.

  Investment Policies. The Portfolio believes that in a world where investment opportunities change rapidly, not only from company to company and from industry to industry but also from one national economy to another, its objective is more likely to be achieved through an investment policy that is flexible and mobile. Accordingly, the Portfolio seeks investment opportunities in all types of securities issued by companies or governments of any nation. Investments are usually made in common stocks, but may also include preferred stocks and certain debt securities, rated or unrated, such as convertible bonds and bonds selling at a discount; all of these debt securities will have credit ratings in the four highest rating categories of Standard & Poor's Rating Service Corporation ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") or other nationally recognized statistical rating organizations ("NRSROs") or, if not rated, will be of comparable quality to obligations so rated in the judgment of the Sub-Investment Manager. Securities rated BBB or Baa by Standard & Poor's or Moody's are considered investment-grade obligations and are regarded as having adequate capacity to pay interest and repay principal, although adverse economic conditions or changing circumstances are more likely to lead to a weakening of such capacity than for higher grade bonds. Such securities may be considered to have speculative characteristics. See "DESCRIPTION OF CERTAIN INVESTMENTS" in the Statement of Additional Information for a more complete description of investment ratings. In the event that the ratings of securities held by the Portfolio fall below investment grade, the Portfolio will not be obligated to dispose of such securities and may continue to hold such securities if, in the opinion of the Sub-Investment Manager, such investment is considered appropriate under the circumstances.

  Notwithstanding the investment objective of long-term capital growth, the Portfolio may on occasion, for defensive purposes and without limitation as to amount, invest in debt obligations of the U.S. Government, its agencies or instrumentalities for the purpose of earning income; hold cash and time deposits with banks in the U.S. or Canadian currencies or currencies of other nations; acquire repurchase agreements with respect to U.S. or Canadian government obligations; or invest in high-grade commercial paper. For a more complete description of obligations of the U.S. Government, its agencies or instrumentalities, see the description in the "Investment Policies" section of the description of the Bond Portfolio. The Portfolio may also invest in warrants, which are rights to buy certain securities at set prices during specified time periods. See "DESCRIPTION OF CERTAIN INVESTMENTS" in the Statement of Additional Information for more information concerning repurchase agreements, warrants, and commercial paper. See also "Repurchase Agreements" in the Prospectus.

  The Portfolio may enter into agreements with banks or broker-dealers to purchase some securities on a "forward commitment," "when issued" or on a "delayed delivery" basis. Such agreements involve a commitment to purchase securities at a price, which is fixed at the time of commitment, for delivery at a future date, which may be up to three months in the future. The Portfolio will not pay for the securities or begin earning interest on them until the securities are paid for and received. The securities so purchased are subject to market fluctuations so that at the time of delivery, the value of such securities may be more or less than the purchase price.

  The Portfolio will generally be composed of investments from among many different industries. Although management may invest up to 25% of the Portfolio's assets in a single industry, it has no present intention of doing so. As a general matter, the Portfolio will be invested in a minimum of five different foreign countries at all times. However, this minimum is reduced to four when foreign country investments comprise less than 80% of the Portfolio's net asset value; to three when less than 60% of such value; to two when less than 40%; and to one when less than 20%.

  Risk Factors. All or a significant portion of this Portfolio may be invested in foreign securities, including American Depository Receipts ("ADRs"), and investors should understand the special considerations and risks related to such an investment emphasis. See "Foreign Securities" and "American Depository Receipts" in the Prospectus.

Money Market Portfolio

  Investment Objectives. The primary objective of the Money Market Portfolio is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

  Investment Policies. The Portfolio invests exclusively in (1) obligations whose timely payment of principal and interest is backed by the full faith and credit of the U.S. Government or that of its agencies or instrumentalities ("U.S. Government Obligations") or which are secured or collateralized by such obligations, (2) short-term obligations of U.S. banks which are members of the Federal Deposit Insurance Corporation ("FDIC"), (3) U.S. dollar obligations of foreign branches of U.S. banks, or (4) instruments fully secured or collateralized by such bank obligations. Some of the obligations which the Portfolio buys are insured by the FDIC up to $100,000. The Portfolio may also invest in commercial paper, and may buy corporate or other notes if such notes are guaranteed as to the payment of principal and interest by U.S. banks' letters of credit or collateralized by U.S. Government Obligations. For a more complete description of U.S. Government Obligations see the description in the "Investment Policies" section of the description of the Bond Portfolio.

  The Portfolio will invest only in securities which present minimal credit risk and (1) which have been rated or whose issuer has received a rating at the time of acquisition in one of the two highest rating categories for short-term debt obligations by any two NRSROs, or by one NRSRO if it is the only NRSRO to have issued a rating, ("Requisite NRSROs") or (2) which are unrated securities of comparable quality. The Portfolio will invest no more than 5% of the value of its total assets, at time of acquisition, in the securities of any one issuer, other than U.S. Government Obligations, except that the Portfolio may invest more than 5% of its total assets in securities of a single issuer rated in the highest rating category by the Requisite NRSROs for up to three business days after purchase. The Portfolio will also invest no more than 5% of its total assets, at time of acquisition, in securities rated in the second highest rating category by the Requisite NRSROs, with investment in any one issuer limited to no more than the greater of 1% of the Portfolio's total assets or $1,000,000.

  The Sub-Investment Manager, under the supervision of Chubb Investment Advisory, will use its best judgment in selecting investments, taking into consideration rates, terms, and marketability of obligations as well as the capitalization, earnings, liquidity, and other indicators of the financial condition of their issuers. Because the market value of debt obligations fluctuates as an inverse function of changing interest rates, the Portfolio seeks to minimize the effect of such fluctuations by investing in instruments with a remaining maturity of 397 calendar days or less at the time of investment, except for U.S. government obligations which may have a remaining maturity of 762 calendar days or less. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.

  The Portfolio may enter into repurchase agreements whereby it purchases securities, subject to agreement by the other party to repurchase the obligations at a specified price and date. Repurchase agreements may involve certain additional risks. See "Repurchase Agreements" in the Prospectus and "RISK CONSIDERATIONS" in the Statement of Additional Information for a discussion of these risks. See "DESCRIPTION OF CERTAIN INVESTMENTS" in the Statement of Additional Information for a more complete description of repurchase agreements.

  Risk Factors. The principal risk factors associated with investment in the Money Market Portfolio are the risk of fluctuations in short-term interest rates and the risk of default among one or more issuers of securities which comprise the Portfolio's assets. Compared with the other available Portfolios, the Money Market Portfolio could be considered the least risky of all the Fund's Portfolios. See "RISK CONSIDERATIONS" in the Statement of Additional Information for a description of the risks associated with investment in U.S. dollar obligations of foreign branches of U.S. banks.

Gold Stock Portfolio

  Investment Objectives. The primary investment objective of the Gold Stock Portfolio is long-term capital appreciation while retaining, however, freedom of action to take current income into consideration in selecting its investments.

  Investment Policies. The present policy is to concentrate investments in common stocks of gold mining companies. Up to 100% of the value of the Portfolio's assets may be invested in this industry. The Fund does not currently plan to concentrate investments of the Gold Stock Portfolio in any industry other than the gold mining industry. Under unusual economic, political or financial conditions, it may temporarily place a substantial portion (no more than 75%) of its investments in debt or equity securities issued by foreign companies, debt obligations of one or more foreign governments and/or U.S. Government Obligations. All such debt securities in which the Portfolio invests will have credit ratings in the four highest rating categories of Standard & Poor's or Moody's or other NRSROs or, if not rated, will be of comparable quality to obligations so rated in the judgment of the Sub-Investment Manager. Securities rated BBB or Baa by Standard & Poor's or Moody's are considered investment-grade obligations and are regarded as having adequate capacity to pay interest and repay principal, although adverse economic conditions or changing circumstances are more likely to lead to a weakening of such capacity than for higher grade bonds. Such securities may be considered to have speculative characteristics. See "DESCRIPTION OF CERTAIN INVESTMENTS" in the Statement of Additional Information for a more complete description of investment ratings. In the event that the ratings of securities held by the Portfolio fall below investment grade, the Portfolio will not be obligated to dispose of such securities and may continue to hold such securities if, in the opinion of the Sub-Investment Manager, such investment is considered appropriate under the circumstances.

  The Gold Stock Portfolio may invest in securities of U.S. companies and also in the following types of securities: securities of companies, wherever organized, whose properties, products or services are international in scope or substantially in countries outside of the U.S.; securities of foreign governments; and U.S. Government Obligations. The Portfolio may also invest in ADRs. See "American Depository Receipts" in the Prospectus and "DESCRIPTION OF CERTAIN INVESTMENTS" in the Statement of Additional Information for a description of ADRs.

  The Portfolio may also enter into repurchase agreements and invest in warrants, which are rights to buy certain securities at set prices during specified time periods. See "Repurchase Agreements" in the Prospectus and "DESCRIPTION OF CERTAIN INVESTMENTS" in the Statement of Additional Information for a description of repurchase agreements and warrants.

  Risk Factors. All or a significant portion of this Portfolio may be invested in foreign securities, including ADRs, and investors should understand the special considerations and risks related to such an investment emphasis. See "Foreign Securities" below. In addition, given the Portfolio's concentration in stocks of gold mining companies, investors should be aware that gold mining shares are at times volatile; there may be sharp fluctuations in prices even during periods of general inflation and political conditions in gold mining countries may affect the Fund's investment decisions relating to gold mining shares. The price of gold may affect the value of investments in the Gold Stock Portfolio. Gold has been subject to substantial price fluctuations over short periods of time and may be affected by the actions of certain governments and changes in existing governments, by unpredictable international monetary and political policies such as currency devaluations or revaluations, by economic and social conditions within a country, trade imbalances or trade or currency restrictions between countries or political unrest. See "RISK CONSIDERATIONS-- Gold Mining Shares" in the Statement of Additional Information.

Bond Portfolio

  Investment Objectives. The investment objective of the Bond Portfolio is to provide a stable level of income, consistent with limiting risk to principal, by investing primarily in high quality corporate debt securities and U.S. Government debt obligations.

  Investment Policies. At least 85% of the assets of the Bond Portfolio are invested in (a) U.S. Government Obligations, (b) debt securities, including convertible securities, which are rated "AA" or higher by Standard & Poor's or Moody's or other NRSROs or, if unrated, are considered by the Portfolio's Sub-Investment Manager to be of comparable quality and (c) cash and cash equivalents (such as bankers' acceptances, commercial paper and certificates of deposit no greater than $100,000 per issuing bank, having ratings of A-1 or Prime-1 by Standard & Poor's or Moody's or other NRSROs or, if unrated, are considered by the Portfolio's Sub-Investment Manager to be of comparable quality.)

  U.S. Government Obligations consist of marketable securities issued or guaranteed as to the timely payment of both principal and interest by the U.S. Government, its agencies or instrumentalities. Federal agency securities are debt obligations issued by agencies of the U.S. Government established under authority granted by Congress. Such obligations include, but are not limited to, those issued by the Federal Housing Authority, Maritime Administration, Government

National Mortgage Association, the Tennessee Valley Authority, and the General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Farm Credit Banks, the Federal National Mortgage Association, and the U.S. Postal Service. These U.S. Government Obligations are either: (i) backed by the full faith and credit of the U.S. Government (e.g., U.S. Treasury Bills); (ii) guaranteed by the U.S. Treasury (e.g., Government National Mortgage Association mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the U.S. Treasury (e.g., Federal National Mortgage Association Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., each of the Federal Home Loan Banks).

  The Portfolio may also invest up to 15% of its total assets in corporate debt securities which are rated A or BBB by Standard & Poor's or A and Baa by Moody's or other NRSROs or, if not rated, are of comparable quality to obligations so rated in the judgment of the Sub-Investment Manager. Securities rated BBB or Baa by Standard & Poor's or Moody's are considered investment-grade obligations and are regarded as having adequate capacity to pay interest and repay principal, although adverse economic conditions or changing circumstances are more likely to lead to a weakening of such capacity than for higher grade bonds. Such securities may be considered to have speculative characteristics. See "DESCRIPTION OF CERTAIN INVESTMENTS" in the Statement of Additional Information for a more complete description of investment ratings. In the event that the ratings of securities held by the Portfolio fall below investment grade, the Portfolio will not be obligated to dispose of such securities and may continue to hold such securities if, in the opinion of the Sub-Investment Manager, such investment is considered appropriate under the circumstances.

  The Portfolio will not purchase preferred or common stocks but may acquire and retain up to 10% of its total assets in preferred or common stocks either by conversion of fixed income securities or by the exercise of related warrants.

  The Portfolio may enter into agreements with banks or broker-dealers to purchase some securities on a "forward commitment," "when issued" or on a "delayed delivery" basis. Such agreements involve a commitment to purchase securities at a price, which is fixed at the time of commitment, for delivery at a future date, which may be up to three months in the future. The Portfolio will not pay for the securities or begin earning interest on them until the securities are paid for and received. The securities so purchased are subject to market fluctuations so that at the time of delivery, the value of such securities may be more or less than the purchase price.

  It is the policy of the Bond Portfolio not to engage in trading for short-term profits. The Portfolio will engage in trading if it believes a transaction net of costs (including custodian's fees) will contribute to the achievement of its investment objective.

  It is anticipated that the Portfolio's average portfolio maturity will not exceed 15 years, with the precise term to maturity dependent upon general market and economic conditions.

  Risk Factors. If the Bond Portfolio disposes of an obligation prior to maturity, it may realize a loss or a gain. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. As a result, the level of income under such circumstances may vary. In addition, portfolio investments (other than U.S. Government Obligations) are dependent upon the ability of the issuer to make scheduled payments of principal and income.

Domestic Growth Stock Portfolio

  Investment Objectives. The investment objective of the Domestic Growth Stock Portfolio is to achieve reasonable income and growth of capital by investing primarily in a diversified portfolio of equity securities issued by companies organized in the U.S. and considered by the Sub-Investment Manager to be undervalued in light of the company's earning power and growth potential.

  Investment Policies. The mix of assets of the Portfolio will vary with prevailing economic and market conditions. Generally, at least 80% of the Portfolio's assets are invested in common stocks and other equity related securities such as preferred stocks and securities convertible into common stock. The Portfolio may also invest up to 20% of its assets in both U.S. Government Obligations and corporate debt securities, which will be rated within the top four rating categories of Standard & Poor's or Moody's or other NRSROs or, if unrated, are considered by the Portfolio's Sub-Investment Manager to be of comparable quality and cash equivalent investments, such as certificates of deposit, bankers' acceptances, and commercial paper, having ratings of A-1 or Prime-1 by Standard & Poor's or Moody's or other NRSROs or, if unrated, are considered by the Portfolio's Sub-Investment Manager to be of comparable quality. Securities rated BBB or Baa by Standard & Poor's or Moody's are considered investment-grade obligations and are regarded as having adequate capacity to pay interest and repay principal, although adverse economic conditions or changing circumstances are more likely to lead to a weakening of such capacity than for higher grade bonds. Such securities may be considered to have speculative characteristics. In the event that the ratings of securities held by the Portfolio fall below investment grade, the Portfolio will not be obligated to dispose of such securities and may continue to hold such securities if, in the opinion of the Sub-Investment Manager, such investment is considered appropriate under the circumstances. Generally, at least 60% of the Portfolio's assets will be invested in securities which have paid dividends or interest within the preceding 12 months, but non-income producing securities will be held for anticipated increases in value. The Portfolio may also invest in warrants, which are rights to buy certain securities at set prices during specified time periods. See "DESCRIPTION OF CERTAIN INVESTMENTS--Warrants" in the Statement of Additional Information.

  This Portfolio invests primarily in stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, in stocks that are traded over-the-counter. Securities are selected principally for their potential appreciation and anticipated income. Assets of the Portfolio will be substantially fully invested at all times.

  Risk Factors. The prices of the types of securities usually purchased for the Domestic Growth Stock Portfolio will tend to fluctuate more than the prices of the securities usually purchased for the Bond Portfolio or the Money Market Portfolio. As a result, the net asset value of the Domestic Growth Stock Portfolio may experience greater short-term and long-term variations than Portfolios that invest primarily in fixed income securities.

Growth and Income Portfolio

  Investment Objectives. The objective of the Growth and Income Portfolio is to seek long-term growth of capital by investing primarily in a wide range of equity issues that may offer capital appreciation and, secondarily, to seek a reasonable level of current income.

  Investment Policies. The Growth and Income Portfolio invests at least 80% of its assets in common stocks and other equity securities such as preferred stocks and securities convertible into common stock that are either listed on the New York Stock Exchange, traded over-the-counter or, to a lesser extent, listed on other national securities exchanges. Securities are selected principally for potential capital appreciation, based upon such criteria as relatively low price to earnings ratio and relatively low price to book value ratio, as compared to such ratios for the market in general and, secondarily, for current income and increasing future dividends. While the Growth and Income Portfolio intends to invest at least 60% of its assets in securities which have paid dividends or interest within the preceding 12 months, the Portfolio may invest in securities not currently paying dividends where the Sub-Investment Manager anticipates that they will increase in value.

  The Growth and Income Portfolio may also invest for temporary or defensive purposes in high-grade debt securities and money market securities, including U.S. Government Obligations, commercial paper and bank obligations, and repurchase agreements.

  The Growth and Income Portfolio will invest primarily in U.S. companies, but may, when deemed appropriate by the Sub-Investment Manager, invest in and hold up to 20% of the Portfolio's total assets in foreign securities which are traded in the U.S. or in ADRs. The Growth and Income Portfolio may also purchase the securities of foreign issuers directly in foreign markets. The Portfolio's investments in foreign securities will primarily be in equity securities of companies organized outside the U.S., but may also include debt obligations of foreign companies and governments. See "Foreign Securities" and "American Depository Receipts" in the Prospectus and "DESCRIPTION OF CERTAIN INVESTMENTS--American Depository Receipts" in the Statement of Additional Information.

  The Growth and Income Portfolio may write covered call options or purchase put and call options with respect to certain of its portfolio securities or purchase stock index options for hedging purposes or to enhance income. The Growth and Income Portfolio may also purchase or write futures contracts, including stock index futures contracts. The Portfolio may also enter into closing transactions with respect to such options and futures contracts. See "Securities and Index Options" and "Futures Contracts" in this Prospectus.

  Risk Factors. The prices of the securities purchased for the Growth and Income Portfolio will tend to fluctuate more than the prices of securities purchased for the Bond Portfolio or the Money Market Portfolio. As a result, the net asset value of the Growth and Income Portfolio may experience greater short-term and long-term variations than Portfolios that invest primarily in fixed income securities.

Capital Growth Portfolio

  Investment Objectives. The investment objective of the Capital Growth Portfolio is to seek capital growth. Realization of income is not a significant investment consideration and any income realized will be incidental.

  Investment Policies. The Capital Growth Portfolio will invest primarily in common stocks when the Sub-Investment Manager believes that the market environment favors investment in those securities. Common stock investments are selected in industries and companies that the Sub-Investment Manager believes are experiencing favorable demand for their products and services and that operate in a favorable environment from a competitive and regulatory standpoint.

  It is the policy of the Capital Growth Portfolio to purchase and hold securities for capital growth. If the Sub-Investment Manager is satisfied with the performance of a security and anticipates continued appreciation, the Portfolio will generally retain such security. However, changes in the Portfolio will generally be made whenever the Sub-Investment Manager believes they are advisable, either as a result of securities having reached a price objective, or by reason of developments not foreseen at the time of the investment decision. Since investment changes usually will be made without reference to the length of time a security has been held, a significant number of short-term transactions may result. To a limited extent, the Portfolio may also purchase individual securities in anticipation of relatively short-term price gains, and the rate of portfolio turnover will not be a determining factor in the sale of such securities. However, certain tax rules may restrict the Portfolio's ability to sell securities held for less than 90 days.

  Although the Portfolio expects that under normal conditions its assets will be primarily invested in common stocks, to the extent that it is not so invested, the Capital Growth Portfolio may also invest in other securities, including: U.S. Government Obligations, corporate bonds and debentures, high grade commercial paper, preferred stocks, convertible securities, warrants or other securities of U.S. issuers when the Sub-Investment Manager perceives an opportunity for capital growth from such securities or so that the Portfolio may receive a return on its idle cash. The Portfolio's cash position may increase when the Sub-Investment Manager is unable to locate investment opportunities that it believes have desirable risk/reward characteristics. Investments in debt securities will be limited to securities of U.S. companies, the U.S. Government and foreign governments and foreign governmental entities. Foreign governmental entities include supranational organizations, such as the European Economic Community and the World Bank, that are chartered to promote economic development and are supported by various governments and governmental entities. All debt securities in which the Portfolio invests, except as noted below, will have credit ratings in the four highest rating categories of Standard & Poor's or Moody's or other NRSROs or, if not rated, will be of comparable quality to obligations so rated in the judgment of the Sub-Investment Manager. The Capital Growth Portfolio may invest up to 5% of its assets in high-yield/high-risk bonds. Such securities include debt securities that are below investment grade (securities rated Ba or lower by Moody's or BB or lower by Standard & Poor's) and unrated securities of comparable quality as determined by the Sub-Investment Manager.

  Investments may also be made in foreign equity securities and in ADRs. The Portfolio will not invest more than 25% of its assets in foreign securities denominated in foreign currencies and not publicly traded in the U.S. See "Foreign Securities" and "American Depository Receipts" in the Prospectus. Additionally, in order to manage exchange rate risks, the Portfolio may enter into foreign currency exchange contracts (agreements to exchange one currency for another at a future date). See "Forward Foreign Currency Exchange Contracts" in the Prospectus.

  The Portfolio may purchase and sell futures contracts as more fully described under "Futures Contracts" in this Prospectus and may write covered call options and purchase call and put options as described under "Securities and Index Options" in this Prospectus.

  The Portfolio may invest in "special situations" from time to time. A special situation arises when, in the Sub-Investment Manager's opinion, the securities of a particular company will be recognized and appreciate in value due to a specific development, such as a technological breakthrough or a new product, at that company.

  The Portfolio expects that its securities will primarily be traded on U.S. and foreign securities exchanges and established over-the-counter markets.

  Risk Factors. The foreign securities and ADRs in which the Portfolio may invest involve special considerations and risks. See "Foreign Securities" and "American Depository Receipts" in this Prospectus. Investing in foreign currency exchange contracts involves certain risks since shifting the Portfolio's currency exposure from one currency to another removes the Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses if the Sub-Investment Manager's projection of future exchange rates is inaccurate. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The price of the securities purchased by the Capital Growth Portfolio will tend to fluctuate more than the prices of securities purchased by the Bond Portfolio and the Money Market Portfolio.

Balanced Portfolio

  Investment Objectives. The investment objective of the Balanced Portfolio is to seek reasonable current income and long-term capital growth, consistent with conservation of capital, by investing primarily in common stocks and fixed income securities.

  Investment Policies. The Balanced Portfolio intends to invest based on combined considerations of risk, income, capital enhancement and protection of capital value. The Balanced Portfolio may invest in any type or class of security. Normally, the Balanced Portfolio will invest in common stocks and fixed income securities; however, it may also invest in warrants and in securities convertible into common stocks. At least 25% of the value of its assets will be invested in high-grade fixed income senior securities which are rated in the three highest rating categories by any NRSRO or, if unrated, are considered by the Portfolio's Sub-Investment Manager to be of comparable quality. The Portfolio may purchase and sell futures contracts as more fully described under "Futures Contracts" in this Prospectus and may write covered call options and purchase call and put options as described under "Securities and Index Options" in this Prospectus. The Portfolio may also invest in zero coupon debt obligations. In order to provide additional diversification the Portfolio may invest in equity and debt securities of foreign issuers limited to 15% of the Portfolio's total assets and in ADRs. See "Foreign Securities" and "American Depository Receipts" in this Prospectus.

  In implementing the investment objectives of the Balanced Portfolio, the Sub-Investment Manager will select securities believed to have potential for the production of current income, with emphasis on securities that also have potential for capital enhancement. In an effort to protect its assets against major market declines, or for other temporary defensive purposes, the Balanced Portfolio may actively pursue a policy of retaining cash or investing part or all of its assets in cash equivalents, such as U.S. Government Obligations, high grade commercial paper and U.S. dollar obligations of foreign branches of U.S. banks.

  Risk Factors. The prices of equity securities in which the Balanced Portfolio invests will fluctuate day to day and, as a result, the value of an investment in the Balanced Portfolio will vary based upon such market conditions. The value of the Balanced Portfolio's investment in fixed income securities will vary depending on various factors including prevailing interest rates. Fixed income securities are also subject to the ability of the issuer to make payments of principal and interest when due. Although the Balanced Portfolio seeks to reduce both financial and market risks associated with any one investment medium, performance of the Balanced Portfolio will depend on such additional factors as timing the mix of investments and the ability of the Sub-Investment Manager to predict and react to changing market conditions. Investment in foreign securities and ADRs involve special considerations and risks. See "Foreign Securities" and "American Depository Receipts" in this Prospectus.

Emerging Growth Portfolio

  Investment Objective. The Emerging Growth Portfolio seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Portfolio's investment objective of long term growth of capital.

  Investment Policies. The Portfolio's policy is to invest primarily (i.e., at least 80% of its assets under normal circumstances) in common stocks of small and medium-sized companies that are early in their life cycle but which have the potential to become major enterprises (emerging growth companies). Such companies generally would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to become more widely recognized as growth companies.

  However, the Portfolio may also invest in more established companies of any capitalization whose earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

  While the Portfolio will invest primarily in common stocks, the Portfolio may, to a limited extent, seek appreciation in other types of securities such as foreign or convertible securities and warrants when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments (see "Risk Factors" and "Foreign Securities" below). The Portfolio may also enter into forward foreign currency exchange contracts for the purchase or sale of foreign currency for hedging purposes and non-hedging purposes, including transactions entered into for the purpose of profiting from anticipated changes in foreign currency exchange rates, as well as options on foreign currencies. The Portfolio may also hold foreign currency (see "Risk Factors" below). The Portfolio may invest up to 25% of its total assets in foreign securities (not including American Depository Receipts ("ADRs") (see "American Depository Receipts" below)), which may be traded on foreign exchanges. The Portfolio may hold cash equivalents or other forms of debt securities as a reserve for future purchases of common stock or to meet liquidity needs.

  The Portfolio may invest in corporate asset-backed securities (see "Corporate Asset-Backed Securities" below). The Portfolio may write covered call and put options and purchase call and put options on securities and stock indices in an effort to increase current income and for hedging purposes. The Portfolio may also purchase and sell stock index futures contracts and may write and purchase options thereon for hedging purposes and for non-hedging purposes, subject to applicable law (see "Futures Contracts" below and the Statement of Additional Information). In addition, the Portfolio may purchase portfolio securities on a "when-issued" or on a "forward delivery" basis (See "When-Issued Securities" below). The Portfolio may also invest a portion of its assets in "loan participations" (see "Loan Participations and Other Direct Indebtedness" below and in the Statement of Additional Information).

  While it is not generally the Portfolio's policy to invest or trade for short-term profits, the Portfolio may dispose of a portfolio security whenever the Sub-Investment Manager is of the opinion that such security no longer has an appropriate appreciation potential or when another security appears to offer relatively greater appreciation potential. Subject to tax requirements, portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in a profit or loss.

  During periods of unusual market conditions when the Sub-Investment Manager believes that investing for defensive purposes is appropriate, or in order to meet anticipated redemption requests, a large portion or all of the assets of the Portfolio may be invested in cash or cash equivalents including, but not limited to, obligations of banks (including certificates of deposit, bankers' acceptances and repurchases agreements) with assets of $1 billion or more, commercial paper, short-term notes, obligations issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities and related repurchase agreements. U.S. Government securities also include interests in trust or other entities representing interests in obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities.

  Risk Factors. The nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. The securities of emerging growth companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Shares of the Portfolio, therefore, are subject to greater fluctuation in value than shares of a conservative equity Portfolio or of a growth Portfolio which invests entirely in proven growth stocks.

  The Portfolio may invest to a limited extent in lower rated fixed income securities or comparable unrated securities. Investments in lower rated income securities, while offering high current income and generally providing greater income and opportunity for gain than investments in higher rated securities, usually entail greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities), and involve greater volatility of price (especially during periods of economic uncertainty or change) than investments in higher rated securities and because yields may vary over time, no specified level of income can ever be assured. In particular, securities rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Rating Group or comparable unrated securities (commonly known as "junk bonds") are considered speculative. These lower rated high yielding fixed income securities generally tend to reflect economic changes (and the outlook for economic growth), short-term corporate and industry developments and the market's perception of their credit quality (especially during times of adverse publicity) to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed income securities are also affected by changes in interest rates). In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. During certain periods, the higher yields on the Portfolio's lower rated high yielding fixed income securities are paid primarily because of the increased risk of loss of principal and income, arising from such factors as the heightened possibility of default or bankruptcy of the issuers of such securities. Due to the fixed income payments of these securities, the Portfolio may continue to earn the same level of interest income while its net asset value declines due to portfolio losses, which could result in an increase in the Portfolio's yield despite the actual loss of principal. The prices for these securities may be affected by legislative and regulatory developments. For example, federal rules require that savings and loan associations gradually reduce their holdings of high-yield securities. An effect of such rules may be to depress the prices of outstanding lower rated high yielding fixed income securities. Changes in the value of securities subsequent to their acquisition will not affect cash income or yield to maturity to the Portfolio but will be reflected in the net asset value of shares of the Portfolio. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities. Furthermore, the liquidity of these lower rated securities may be affected by the market's perception of their credit quality. Therefore, the Sub-Investment Manager's judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities, and it also may be more difficult during times of certain adverse market conditions to sell these lower rated securities at their fair value to meet redemption requests or to respond to changes in the market. No minimum rating standard is required by the Portfolio. To the extent the Portfolio invests in these lower rated fixed income securities, the achievement of its investment objective may be more dependant on the Sub-Investment Manager's own credit analysis than in the case of a Portfolio investing in higher quality bonds. While the Sub-Investment Manager may refer to ratings issued by established credit rating agencies, it is not a policy of the Portfolio to rely exclusively on ratings issued by these agencies, but rather to supplement such ratings with the Sub-Investment Manager's own independent and ongoing review of credit quality.

  The Portfolio may also invest in fixed income securities rated Baa by Moody's or BBB by S&P and comparable unrated securities. These securities, while normally exhibiting adequate protection parameters, may have speculative characteristics and changes in economic conditions and other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated securities.

Additional Risk Factors

  The net asset value of the shares of an open-end investment company which may invest to a limited extent in fixed income securities changes as the general levels of interest rates fluctuate. When interest rates decline, the value of a fixed income portfolio can be expected to rise. Conversely, when interest rates rise, the value of a fixed income portfolio can be expected to decline.

  Although changes in the value of securities subsequent to their acquisition are reflected in the net asset value of shares of the Portfolio, such changes will not affect the income received by the Portfolios from such securities. However, the dividends paid by the Portfolios, if any, will increase or decrease in relation to the income received by the Portfolio from its investments, which would in any case be reduced by the Portfolio's expenses before it is distributed to shareholders.

  In addition, the use of options, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may result in the loss of principal, particularly where such instruments are traded for other than hedging purposes (e.g., to enhance current yield).

  The Emerging Growth Portfolio is aggressively managed and, therefore, the value of its shares is subject to greater fluctuation and investments in its shares involve the assumption of a higher degree of risk than would be the case with an investment in a conservative equity portfolio or a growth portfolio investing entirely in proven growth equities.

  See the Statement of Additional Information for further discussion of foreign securities and the holding of foreign currency as well as the associated risks.

  Given the above average investment risk inherent to the Emerging Growth Portfolio, investment in shares of the Emerging Growth Portfolio should not be considered a complete investment program and may not be appropriate for all investors.

Foreign Securities

  The World Growth Stock Portfolio, the Gold Stock Portfolio and the Emerging Growth Portfolio intend to purchase securities that are listed on stock exchanges in foreign countries. They may also, to a limited extent, purchase unlisted foreign securities. The Growth and Income Portfolio, the Capital Growth Portfolio and the Balanced Portfolio may also invest in listed and unlisted foreign securities. Foreign investments may involve greater risks than are present in domestic investments. Compared to domestic companies, there is generally less publicly available information about foreign companies, less comprehensive accounting, reporting and disclosure requirements, and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Investments in foreign securities also involve the risk of expropriation or confiscatory taxation that could affect investments, currency blockages which would prevent cash from being brought back into the United States, generally higher brokerage and custodial costs than those of domestic securities and settlement of transactions with respect to such securities may sometimes be delayed beyond periods customary in the United States. The Sub-Investment Managers, under the supervision of Chubb Investment Advisory, consider possible political and financial instability abroad, as well as the liquidity and volatility of foreign investments.

  Investing in foreign securities or on foreign exchanges may present a greater degree of risk than investing in domestic issuers. These risks include changes in currency rates, exchange control regulations, governmental administration, economic or monetary policy (in this country or abroad), war or expropriation. In particular, the dollar value of portfolio securities of non-U.S. issuers fluctuates with changes in market and economic conditions abroad and with changes in relative currency values (when the value of the dollar increases as compared to a foreign currency, the dollar value of a foreign-denominated security decreases, and vice versa). Costs may be incurred in connection with conversions between various currencies. Special considerations may also include more limited information about foreign issuers, higher brokerage costs, different accounting standards and thinner trading markets. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than in the United States. Investments in foreign countries could be affected by other factors including confiscatory taxation and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods. Therefore, an investment in shares of a Portfolio may be subject to a greater degree of risk than investments in other investment companies which invest exclusively in domestic securities.

  As a result of its investments in foreign securities, the Portfolios may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. In that event, a Portfolio may promptly convert such currencies into dollars at the then current exchange rate. Under certain circumstances, however, such as where the Sub-Investment Manager believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Sub-Investment Manager anticipates, for any other reason, that the exchange rate will improve, a Portfolio may hold such currencies for an indefinite period of time.

  In addition, a Portfolio may be required to receive delivery of the foreign currency underlying forward currency contracts it has entered into. This could occur, for example, if an option written by the Portfolio is exercised or is unable to close out a forward contract it has entered into. A Portfolio may also hold foreign currency in anticipation of purchasing foreign securities. A Portfolio may also elect to take delivery of the currencies underlying options or forward contracts if, in the judgment of the Sub-Investment Manager, it is in the best interest of the Portfolio to do so. In such instances as well, a Portfolio may promptly convert the foreign currencies to dollars at the then current exchange rate, or may hold such currencies for an indefinite period of time.

  While the holding of currencies will permit a Portfolio to take advantage of favorable movements in the applicable exchange rate, it also exposes a Portfolio to risk of loss if such rates move in a direction adverse to the Portfolio's position. Such losses could reduce any profits or increase any losses sustained by the Portfolio from the sale or redemption of securities, and could reduce the dollar value of interest or dividend payments received. In addition, the holding of currencies could adversely affect the Portfolio's profit or loss on currency options or forward contracts, as well as its hedging strategies.

  Prior to investing in foreign securities, a Portfolio may hold funds temporarily in foreign currencies. The value of the assets of that Portfolio may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The Portfolio may also incur costs in connection with conversions between various currencies. The Portfolios will, therefore, consider foreign exchange rates in making investment decisions, but, other than the Capital Growth Portfolio and the Emerging Growth Portfolio, will not actively hedge foreign currency fluctuations by entering into contracts to purchase or sell foreign currencies at a future date or options or futures contracts on foreign currencies. See "RISK CONSIDERATIONS--Foreign Securities" in the Statement of Additional Information.

American Depository Receipts

  The World Growth Stock Portfolio, the Gold Stock Portfolio, the Growth and Income Portfolio, the Capital Growth Portfolio, the Balanced Portfolio and the Emerging Growth Portfolio may invest in ADRs. These are certificates issued by a United States bank representing the right to receive securities of a foreign issuer deposited in that bank or a correspondent bank. There are no fees imposed on the purchase or sale of ADRs when purchased from the issuing bank in the initial underwriting, although the issuing bank may impose charges for the collection of dividends and the conversion of ADRs into the underlying ordinary shares. Brokerage commissions will be incurred if ADRs are purchased through brokers on U.S. stock exchanges. Investments in ADRs often have advantages over direct investments in the underlying foreign securities, including the following: they are more liquid investments, they can be sold for U.S. dollars, they may be transferred easily, market quotations are readily available in the U.S. and more uniform financial information is available for the issuers of such securities.

Forward Foreign Currency Exchange Contracts

  The Capital Growth Portfolio and the Emerging Growth Portfolio may utilize forward foreign currency exchange contracts ("forward currency contracts"). A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the contract. These forward currency contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The Portfolios will enter into forward currency contracts only under two circumstances. First, when a Portfolio has entered into a contract to purchase or sell a security denominated in a foreign currency, the Portfolio may be able to protect itself against a possible loss, between trade date and settlement date for such security, resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency in which such security is denominated, by entering into a forward currency contract in U.S. dollars for the purchase or sale of the amount of the foreign currency involved in the underlying security transaction. However, this tends to limit potential gains which might result from a positive change in such currency relationships. Second, when management of a Portfolio believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against the U.S. dollar (or another currency), the Portfolio may enter into a forward currency contract to sell or buy an amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency, limited to no more than 10% of the Portfolio's total assets. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

Repurchase Agreements

  All of the Portfolios except the Bond Portfolio and the Domestic Growth Stock Portfolio may enter into repurchase agreements, whereby the Portfolio purchases securities (referred to as "underlying securities") from well-established securities dealers or banks, subject to agreement by the seller to repurchase the securities at a stated price on a specified date. Repurchase agreements involve certain risks not associated with direct investment in securities, including the risk that the original seller will default on its obligations to repurchase, as a result of bankruptcy or otherwise. To minimize this risk, a Portfolio will enter into repurchase agreements only if the repurchase agreement is structured in a manner reasonably designed to collateralize fully the value of a Portfolio's investment during the entire term of the agreement and in accordance with guidelines regarding the creditworthiness of the seller determined by the Board of Directors of the Fund. As a general matter, if the seller of the repurchase agreement is a bank it must have assets of at least $1,000,000,000; if the seller is a broker-dealer it must have a net worth of at least $25,000,000. The underlying securities, held as collateral, will be marked to market on a daily basis, and must be high-quality short-term securities. In addition, the underlying securities of repurchase agreements acquired by the Money Market Portfolio must be either U.S. Government Obligations or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs. Nevertheless, in the event that the other party to the agreement fails to repurchase the securities subject to the agreement, a Portfolio could suffer a loss to the extent proceeds from the sale of the underlying securities held as collateral were less than the price specified in the repurchase agreement.

Zero Coupon Bonds

  The Balanced Portfolio, Capital Growth Portfolio and the Emerging Growth Portfolio may invest in zero coupon bonds which are debt obligations that do not make any interest payments for a specified period of time prior to maturity or until maturity. The value of these obligations fluctuates more in response to interest rate changes than does the value of debt obligations that make current interest payments.

Securities and Index Options

  The Growth and Income Portfolio, the Capital Growth Portfolio, the Balanced Portfolio and the Emerging Growth Portfolio may write covered call options and purchase call and put options on securities and stock indices. The Capital Growth Portfolio and the Emerging Growth Portfolio may also utilize options on foreign currencies. See the Statement of Additional Information for a more detailed description of these options.

  Writing (Selling) Call Options. In order to earn additional income or to protect partially against declines in the value of its securities, the Portfolios noted above may write (sell) covered call options. A Portfolio may also purchase call options to the extent necessary to close out call option positions previously written by the Portfolio. A call option gives the holder (purchaser) the right to buy and obligates the writer (seller) to sell, in return for a premium paid to the writer, the underlying security at the exercise price at any time during the option period. A call option on a securities index is similar to a call option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash rather than by delivery of a particular security. The Portfolios will write only covered call options which are listed on exchanges, and will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering all call options or subject to call options written exceeds 25% of the value of the Portfolio's total assets.

  The writing of call options on securities and securities indices involves the following risks: (1) during the option period the writer of a call option gives up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but retains the risk of loss should the price of the underlying security or index decline and (ii) the inability to close out options previously written, which would require the Portfolio to retain the option and the securities covering the option until its exercise or expiration.

Purchasing Put and Call Options

  In order to hedge against changes in the market value of their portfolio securities, the Growth and Income Portfolio, the Capital Growth Portfolio, the Balanced Portfolio and the Emerging Growth Portfolio may also purchase put and call options with respect to equity securities, bonds, and stock and bond indices which correlate with their portfolio securities, provided that the premiums paid for such options are limited in each case to no more than 5% of the Portfolio's total assets. A put option on a security gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash, rather than by delivery of a particular security.

  Purchasing a put or call option on securities and securities indices involves the risk that the Portfolio may lose the premium it paid plus transaction costs.

Futures Contracts

  The Growth and Income Portfolio, the Capital Growth Portfolio, the Balanced Portfolio and the Emerging Growth Portfolio may purchase and sell futures contracts on debt securities and indexes of debt securities (i.e., interest rate futures contracts) as a hedge against or to minimize adverse principal fluctuations resulting from anticipated interest rate changes. They may also, where appropriate, enter into stock index futures contracts to provide a hedge for a portion of a Portfolio's equity holdings. Stock index futures contracts may be used as a way to implement either an increase or decrease in portfolio exposure to the equity markets in response to changing market conditions. The Capital Growth Portfolio and the Emerging Growth Portfolio may also enter into currency futures contracts to hedge the currency fluctuations of its foreign securities. A Portfolio may also write covered call options and purchase put or call options on futures contracts of the type which that Portfolio is permitted to purchase. The Portfolios will not enter into futures contracts for speculation and will only enter into futures contracts that are traded on national futures exchanges. No Portfolio will enter into futures contracts or options thereon if immediately thereafter the sum of the amounts of initial margin deposits on the Portfolio's existing futures contracts and premiums paid for options on unexpired futures contracts would exceed 5% of the value of the Portfolio's total assets.

  The use of futures contracts by the Growth and Income Portfolio, the Capital Growth Portfolio, the Balanced Portfolio and the Emerging Growth Portfolio entails certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset in closing transactions at favorable prices or at all unless a liquid secondary market exists; possible reduction of the Portfolio's income due to the use of hedging; possible reduction in value of both the securities hedged and the hedging instrument; possible lack of liquidity due to daily limits on price fluctuation; imperfect correlation between the contract and the securities being hedged; and potential losses well in excess of the amount invested in futures contracts themselves. If a Sub-Investment Manager's forecasts regarding movements in securities prices or interest rates are incorrect, the Portfolio's investment results may have been better without the hedge. Futures contracts and their associated risks are described in more detail in the Statement of Additional Information.

Lending of Securities

  The Emerging Growth Portfolio may make loans of its portfolio securities. Such loans will usually be made only to member banks of the Federal Reserve System and member firms (and subsidiaries thereof) of the New York Stock Exchange and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Portfolio would continue to collect the equivalent of the interest on the securities loaned and would receive either interest (through investment of cash collateral) or a fee (if the collateral is U.S. Government securities).

When-Issued Securities

  In order to help ensure the availability of suitable securities for its portfolio, the Bond and the Emerging Growth Portfolios may purchase securities on a "when-issued" or on a "forward delivery" basis, which means that the obligations will be delivered to the Portfolios at a future date usually beyond customary settlement time. It is expected that, under normal circumstances, the Portfolios will take delivery of such securities. In general, the Portfolios do not pay for the securities until received and does not start earning interest on the obligations until the contractual settlement date. While awaiting delivery of the obligations purchased on such bases, the Portfolios will establish a segregated account consisting of cash, short-term money market instruments or high quality debt securities equal to the amount of the commitments to purchase "when-issued" securities. See the Statement of Additional Information.

Corporate Asset-Backed Securities

  The Bond and the Emerging Growth Portfolios may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card or automobile loan receivables, representing the obligations of a number of different parties. Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. See the Statement of Additional Information for further information on these securities.

Loan Participations and Other Direct Indebtedness

  The Bond and the Emerging Growth Portfolios may invest a portion of their assets in "Loan Participations" and other direct indebtedness. By purchasing a loan participation, the Portfolios acquire some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolios may also purchase other direct indebtedness such as trade or other claims against companies, which generally represent money owed by the company to a supplier of goods and services. These claims may also be purchased at a time when the company is in default. Certain of the loan participations and other direct indebtedness acquired by the Portfolios may involve revolving credit facilities or other standby financing commitments which obligate the Portfolios to pay additional cash on a certain date or on demand.

  The highly leveraged nature of many such loans and other direct indebtedness may make such loans especially vulnerable to adverse changes in economic or market conditions. Loan participations and other direct indebtedness may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolios may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. For a further discussion of loan participations, other direct indebtedness and the risks related to transactions therein, see the Statement of Additional Information.

                            INVESTMENT RESTRICTIONS

  Investments of the Portfolios are further restricted by certain policies that may not be changed without a vote of stockholders. See "INVESTMENT RESTRICTIONS" in the Statement of Additional Information.

Portfolio Turnover

  Portfolio turnover may vary and from year to year or within a year depending upon economic, market and business conditions. The annual portfolio turnover rates for the Portfolios in 1994 and 1993 were as follows: 19% and 35% for the World Growth Stock Portfolio; 17% and 7% for the Gold Stock Portfolio; 47% and 49% for the Domestic Growth Stock Portfolio; and 140% and 113% for the Bond Portfolio. The portfolio turnover rates for the years ended December 31, 1994 and the year ended December 31, 1993 were 38% and 78%, respectively, for the Growth and Income Portfolio, 202% and 163%, respectively, for the Capital Growth Portfolio and 104% and 65%, respectively, for the Balanced Portfolio. In addition, the portfolio turnover rate for the Balanced Portfolio for such periods can be broken down into rates of 152% and 72%, respectively, for the common stock portion of the Portfolio and 36% and 57%, respectively, for the fixed income portion. It is expected that the Emerging Growth Portfolio will have a turnover that will approximate 100%. Portfolios having annual portfolio turnover rates of over 100% may realize larger amounts of gains and losses than they would with a lower portfolio turnover rate and will generally incur correspondingly greater brokerage commissions. Excessive short-term trading may result in excessive "short-short income under the Internal Revenue Code ("IRC") which, in turn, could cause the Portfolio to also violate IRC Section 817(h) affecting the status of such Portfolios as regulated investment companies and the tax status of the contracts invested in the Portfolio. See "TAXES AND DIVIDENDS" in this Prospectus and "PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATIONS" in the Statement of Additional Information.

                             MANAGEMENT OF THE FUND

  The Board of Directors of the Fund is responsible for the administration of the affairs of the Fund.

  The Fund's investment manager is Chubb Investment Advisory, a registered investment adviser, which is a wholly-owned subsidiary of Chubb Life. Its address is One Granite Place, Concord, NH 03301. It provides supervisory investment advice, acts as transfer and dividend disbursing agent for the Fund and provides certain administrative services for all of the Fund's Portfolios. Its investment advisory responsibilities include, among other things, recommending and overseeing the activities of the Sub-Investment Managers and reviewing the practices of broker-dealers selected by the Sub-Investment Managers. Chubb Investment Advisory also provides office space and related utilities, including telephones, necessary for the Fund's operations; recommends auditors, counsel and custodians; maintains records not otherwise maintained by other parties; and provides personnel, data processing services, and supplies to the Fund. The cost of such facilities, supplies and services is included in the investment management fee described below. Chubb Investment Advisory also acts as investment administrator to Chubb Investment Funds, Inc., and UST Master Variable Series, Inc., both open-end management investment companies organized in 1987 and 1994 respectively, and as investment manager for Chubb Series Trust, an open-end management investment company established in 1994.

  Investment management fees are paid to Chubb Investment Advisory monthly at an annual rate based on a percentage of the average daily net asset value of each Portfolio as shown below:

                                        WORLD GROWTH STOCK,
                                            GOLD STOCK,
                                       DOMESTIC GROWTH STOCK,
AVERAGE DAILY NET ASSET   MONEY MARKET   GROWTH AND INCOME,   CAPITAL EMERGING
VALUE                       AND BOND        AND BALANCED      GROWTH   GROWTH
-----------------------   ------------ ---------------------- ------- --------
First $200 Million.......     .50%              .75%           1.00%    .80%
Next $1.1 Billion........     .45%              .70%            .95%    .75%
Over $1.3 Billion........     .40%              .65%            .90%    .70%

  The Sub-Investment Managers for the Portfolios are Templeton, Galbraith & Hansberger Ltd., Lyford Cay, Nassau, Bahamas for the World Growth Stock Portfolio; Chubb Asset Managers, Inc., 15 Mountain View Road, Warren, New Jersey 07061 for the Money Market, Bond, and Growth and Income Portfolios; Van Eck Associates Corporation, 99 Park Avenue, New York, New York 10016 for the Gold Stock Portfolio; Pioneering Management Corporation, 60 State Street, Boston, Massachusetts 02109 for the Domestic Growth Stock Portfolio; Janus Capital Corporation, 100 Fillmore Street, Suite 300, Denver, Colorado 80206 for the Capital Growth Portfolio; Phoenix Investment Counsel, Inc., One American Row, Hartford, Connecticut 06115 for the Balanced Portfolio; Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116 for the Emerging Growth Portfolio.

  Templeton, a registered investment adviser, is organized under the laws of the Bahamas. Templeton is an indirect wholly owned subsidiary of Franklin Resources, Inc. ("Franklin"), a Delaware corporation. Franklin is a publicly traded company whose ordinary shares of common stock are listed on the New York Stock Exchange. Templeton serves as an investment adviser or sub-adviser to various investment companies registered under the Investment Company Act of 1940, subject to the supervision and direction of each company's Board of Directors and, where appropriate, the company's investment adviser, as well as to investment companies registered in foreign jurisdictions. In this capacity, Templeton is responsible on a daily basis for managing the companies' investments, making investment decisions on behalf of the companies and supplying research services. Templeton may also provide investment research and advice to certain common trust vehicles. Templeton is also an adviser or sub-adviser to several private accounts. Templeton and its affiliates currently serve as investment manager to twenty-five U.S. registered investment companies. Dr. Jane Siebels-Kilnes has been primarily responsible for the day-to-day management of the World Growth Stock Portfolio since 1991. She has been employed by Templeton since September 1990 and was previously Vice President for Union Bank of Switzerland, Zurich, Switzerland from March 1990 to September 1990 and Portfolio Manager for Storebrand International, Oslo, Norway from July 1985 to March 1990.

  Chubb Asset, a registered investment adviser, is a Delaware corporation and a wholly-owned subsidiary of The Chubb Corporation. Since 1987, Chubb Asset has been the investment manager for Chubb Investment Funds, Inc., which currently consists of the Chubb Money Market Fund, the Chubb Government Securities Fund, the Chubb Tax-Exempt Fund, the Chubb Total Return Fund and the Chubb Growth and Income Fund. Persons employed by Chubb Asset, who are also investment personnel of Chubb & Son, Inc., a wholly-owned subsidiary of The Chubb Corporation, currently provide investment advice to and supervise and monitor investment portfolios for The Chubb Corporation and its affiliates, including general accounts of insurance affiliates of The Chubb Corporation. In addition, certain investment personnel employed by Chubb Asset currently provide advice to other investment portfolios of entities not affiliated with The Chubb Corporation or its affiliates in their capacity as officers or directors of certain registered investment advisers not related to Chubb Asset. Ned Gerstman and Paul Geyer have been primarily responsible for the day-to-day management of the Bond Portfolio since 1988 and 1991, respectively. Mr. Gerstman is Senior Vice President of Chubb Asset and Vice President and Portfolio Manager of The Chubb Corporation. He has been employed by Chubb Asset since 1988 and has been Portfolio Manager for The Chubb Corporation since 1987. Mr. Geyer, Assistant Vice President and Assistant Portfolio Manager of Chubb Asset, has been affiliated with Chubb Asset since 1991 and with The Chubb Corporation since 1990. He was previously affiliated with Merrill Lynch in New York. David Schafer and Robert Witkoff have been primarily responsible for the day-to-day management of the Growth and Income Portfolio since 1993 and 1992, respectively. Mr. Schafer, Senior Vice President of Chubb Asset, has been affiliated with Chubb Asset since 1993. Mr. Schafer is also President of Chubb Equity Managers, Director and President of Schafer Value Fund, Inc., Director, President and Treasurer of Schafer Capital Management, Inc., Chairman of the Board of Schafer Cullen Capital Management, Inc. and sole proprietor of Schafer Capital Management Co. Mr. Witkoff joined Chubb Asset in 1988 and is currently Vice President of Chubb Asset and Portfolio Manager for The Chubb Corporation.

  Van Eck Associates, a registered investment adviser, is a Delaware corporation. It acts as an adviser to three other registered investment companies, Van Eck Funds, Van Eck Investment Trust and International Growth Trust and as a sub-adviser to two other registered investment companies, Thomson Fund Group--Thomson Precious Metals and Natural Resources Fund and GCG Trust--Natural Resources Fund, and manages or advises managers of portfolios of pension plans and other accounts. Mr. John C. van Eck owns 25.6% of the outstanding voting securities of Van Eck Associates and his wife and two sons, Jan and Derek van Eck, 270 River Road, Briarcliff Manor, New York, are each the beneficial owners of 24.8% of such securities. Mr. John C. van Eck has retained the right to direct the voting and disposition of the shares of Van Eck Associates held by his wife. Lucille Palermo has been primarily responsible for the day-to-day management of the Gold Stock Portfolio since October of 1991. She has been affiliated with Van Eck

Associates and related companies since 1989 and is currently Executive Vice President of Van Eck Funds and President and Portfolio Manager for the Gold/Resources Fund.

  Pioneer, a registered investment adviser, is a Delaware corporation. It is a wholly-owned subsidiary of The Pioneer Group, Inc., a Delaware corporation. Pioneer currently acts as a manager and investment adviser of twenty-five other registered investment companies. Robert Benson, Senior Vice President of Pioneer, has been primarily responsible for the day-to-day management of the Domestic Growth Stock Portfolio since 1986. Mr. Benson has been employed by Pioneer since 1974.

  Janus, a registered investment adviser, is a Colorado corporation. It serves as investment adviser or subadviser to Janus Growth and Income Fund, Janus Worldwide Fund, Janus Fund, Janus Twenty Fund, Janus Venture Fund, Janus Flexible Income Fund and Janus Intermediate Government Securities Fund, as well as several other mutual funds and individual, corporate and pension and profit-sharing accounts. Kansas City Southern Industries, Inc. ("KCSI") owns approximately 81% of the outstanding voting stock of Janus, most of which it acquired in 1984. KCSI is a publicly-traded holding company whose primary subsidiaries are engaged in transportation, financial services and real estate. Helen Young Hayes has been primarily responsible for the day-to-day management of the Capital Growth Portfolio since its inception in 1992. Ms. Hayes, who is currently Executive Vice President of Janus Investment Fund and Janus Aspen Series, as well as Portfolio Manager of the Janus Worldwide Fund and separate equity accounts, has been affiliated with Janus since 1987.

  Phoenix, a registered investment adviser, is a Massachusetts corporation. It was originally organized in 1932 as John P. Chase, Inc. and has been engaged in the management of the Phoenix Series Fund since 1958. It also serves as investment adviser or sub-investment adviser to Phoenix Multi-Portfolio Fund, Phoenix Total Return Fund, Inc., The Phoenix Edge Series Fund, Cambridge Series Trust, SunAmerica Series Trust, JNL Series Trust and American Skandia Trust. All of the outstanding stock of Phoenix is owned by Phoenix Equity Planning Corporation, an indirect subsidiary of Phoenix Home Life Mutual Insurance Company. Phoenix Home Life Mutual Insurance Company is in the business of writing ordinary and group life and health insurance and annuities, including variable life insurance and variable annuities. Melanie Reichl has been primarily responsible for the day-to-day management of the Balanced Portfolio since May 1995. Previously she was an Assistant Vice President Personal Trust Portfolio manager at the Bank of Boston.

  Massachusetts Financial Services Company ("MFS") is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $34.5 billion on behalf of approximately 1.6 million investor accounts as of February 28, 1995. As of such date, the MFS organization manages approximately $11.5 billion of assets invested in equity securities and approximately $19.5 billion of assets invested in fixed income securities. Approximately $3.1 billion of the assets managed by MFS are invested in securities of foreign issuers and non-U.S. dollar denominated securities of U.S. issuers. MFS is a subsidiary of Sun Life Assurance Company of Canada (U.S.), which in turn is a subsidiary of Sun Life Assurance Company of Canada.

  MFS also serves as investment adviser to each of the other funds in the MFS Family of Funds (the "MFS Funds") and to MFS (R) Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust, MFS Special Value Trust, MFS Variable Insurance Trust, MFS Institutional Trust, MFS Union Standard Trust, MFS/Sun Life Series Trust, Sun Growth Variable Annuity Fund, Inc. and seven variable accounts, each of which is a registered investment company established by Sun Life Assurance Company of Canada (U.S.) in connection with the sale of Compass-2 and Compass-3 combination fixed/variable annuity contracts. MFS and its wholly-owned subsidiary, MFS Asset Management, Inc., provides investment advice to substantial private clients. John W. Ballen, a Senior Vice President of MFS, will be the Portfolio's portfolio manager. Mr. Ballen has been employed by MFS since 1984.

  The compensation of the Sub-Investment Managers is paid directly from the investment management fees of Chubb Investment Advisory and is set forth in the table below as an annual percentage of the average daily net asset value of the Portfolio managed:

                                                          SUB-INVESTMENT MANAGER
                               -----------------------------------------------------------------------------
                                                                        CHUBB ASSET
                                 CHUBB ASSET                              FOR THE
                                   FOR THE                                BOND AND
                                  GROWTH AND                            MONEY MARKET  VAN ECK
AVERAGE DAILY NET ASSET VALUE  INCOME PORTFOLIO JANUS PHOENIX TEMPLETON  PORTFOLIOS  ASSOCIATES PIONEER MFS
-----------------------------  ---------------- ----- ------- --------- ------------ ---------- ------- ----
First $200 Million......             .50%       .75%   .50%     .50%        .35%        .50%     .50%   .50%
Next $1.1 Billion.......             .45%       .70%   .45%     .45%        .30%        .45%     .45%   .45%
Over $1.3 Billion.......             .40%       .65%   .40%     .40%        .25%        .40%     .40%   .40%

  As noted above, Chubb Investment Advisory acts as transfer agent and dividend paying agent for the Fund and assumes a number of administrative functions in addition to its investment management services. For example, Chubb Investment Advisory prepares and distributes proxy statements, prospectuses, Statements of Additional Information, reports and other communications with stockholders; schedules, plans the agenda for, and conducts the meetings of the Fund's directors and stockholders; and prepares and files tax returns and reports which federal, state, local or foreign laws may require. The cost of preparing, printing and distributing all materials and holding such meetings is borne by the Fund. The Fund also pays certain other expenses which are described under the heading "INVESTMENT ADVISORY AND OTHER SERVICES--Payment of Expenses" in the Statement of Additional Information.

  For the year ended December 31, 1994, all investment management fees paid to Chubb Investment Advisory totalled .75%, .50%, .75%, .75%, .50%, .75%, 1.00%, and .75%, respectively, of the average net assets of the World Growth Stock Portfolio, Money Market Portfolio, Gold Stock Portfolio, Domestic Growth Stock Portfolio, Bond Portfolio, Growth and Income Portfolio, Capital Growth Portfolio and Balanced Portfolio. For the year ended December 31, 1994 the ratio of operating expenses to average net assets was 1.00%, .65%, .99%, .89%,
 .68%, 1.10%, 1.22% and 1.01% respectively, for the World Growth Stock Portfolio, the Money Market Portfolio, the Gold Stock Portfolio, the Domestic Growth Stock Portfolio, the Bond Portfolio, the Growth and Income Portfolio, the Capital Growth Portfolio and the Balanced Portfolio.

                                 CAPITAL STOCK

  The Fund issues a separate series of capital stock for each Portfolio. Each share of capital stock issued with respect to a Portfolio has a pro rata interest in the assets of that Portfolio. Each share of capital stock is entitled to one vote on all matters submitted to a vote of all stockholders of the Fund, and fractional shares are entitled to a corresponding fractional vote. Shares of a Portfolio will be voted separately from shares of other Portfolios on matters affecting only that Portfolio, including approval of the investment management agreement, a sub-investment management agreement, and changes in fundamental investment policies of that Portfolio. The assets of each Portfolio are charged with the liabilities of that Portfolio and a proportionate share of the general liabilities of the Fund. All shares may be redeemed at any time.

  As a Maryland corporate entity, the Fund is not required to hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Fund is, however, required to hold shareholder meetings for such purposes as, for example: (i) approving certain agreements as required by the 1940 Act; (ii) changing fundamental investment objectives and restrictions of the Portfolios; and (iii) filling vacancies on the Board of Directors in the event that less than a majority of the directors were elected by shareholders. The Fund expects that there will be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. At such time, the directors then in office will call a shareholder meeting for the election of directors. In addition, holders of record of not less than two-thirds of the outstanding shares of the Fund may remove a director from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Fund. The Fund has the obligation to assist in such shareholder communications. Except as set forth above, directors will continue in office and may appoint successor directors.

  Chubb Life initially purchased 100,000 shares of the capital stock of each Portfolio, other than the Balanced Portfolio and the Emerging Growth Portfolio, for its general account. Chubb Life initially purchased 500,000 shares of the capital stock of the Balanced Portfolio and will purchase 300,000 shares of capital stock of the Emerging Growth Portfolio for its general account. The purchase price of each share was $10.00. All other shares are offered only to corresponding divisions of separate accounts established by Chubb Life or its affiliated insurance companies. As of March 31, 1995, Chubb Life owned greater than 25% of the shares of capital stock of the Bond Portfolio, the Growth and Income Portfolio and the Balanced Portfolio. Chubb Life's ownership of greater than 25% of these Portfolios may result in Chubb Life being deemed to be a controlling entity of them. The shares held in a separate account which are attributable to Policies will be voted by Chubb Life or its affiliated insurance companies in accordance with instructions received from the owners of Policies. The shares held by Chubb Life or its affiliated insurance companies, including shares for which no voting instructions have been received, shares held in the separate account representing charges imposed by Chubb Life or its affiliated insurance companies against the separate account and shares held by Chubb Life or its affiliated insurance companies that are not otherwise attributable to Policies, will also be voted by Chubb Life or its affiliated insurance companies in proportion to instructions received from the owners of Policies. Chubb Life and its affiliated insurance companies reserve the right to vote any or all such shares at their discretion to the extent consistent with then current interpretations of the Investment Company Act of 1940 and rules thereunder.

                              TAXES AND DIVIDENDS

  Each Portfolio intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code ("Code"). It is the Fund's policy to comply with the provisions of the Code regarding distribution of investment income. Under those provisions, a Portfolio will not be subject to federal income tax on that portion of its ordinary income and net capital gains distributed to shareholders.

  The Fund expects that each Portfolio will declare and distribute by the end of each calendar year all or substantially all ordinary income and net capital gains. Failure to distribute substantially all ordinary and net capital gains, as described, may subject the Fund to an excise tax.

  Dividends from ordinary income will be declared and distributed with respect to each Portfolio at least once each year. Ordinary income of each Portfolio is the investment company taxable income as defined in Section 852(b) of the Code. All dividends and distributions will be automatically reinvested in additional shares of the Portfolio with respect to which dividends have been declared, at net asset value, as of the ex-dividend date of such dividends.

  Section 817(h) of the Code and regulations thereunder set standards for diversification of the investments underlying variable life insurance policies in order for such policies to be treated as life insurance. These requirements, which are in addition to diversification requirements applicable to the Portfolios under Subchapter M and the Investment Company Act of 1940, may affect the composition of a Portfolio's investments. Since the shares of the Fund are currently sold to segregated asset accounts underlying such variable life insurance policies, the Fund intends to comply with the diversification requirements as set forth in the regulations.

  The Secretary of the Treasury may in the future issue additional regulations or revenue rulings that will prescribe the circumstances in which a policyowner's control of the investments of a separate account may cause the policyowner, rather than the insurance company, to be treated as the owner of the assets of the separate account. Failure to comply with Section 817(h) of the Code or any regulations thereunder, or with any regulations or revenue rulings on policyowner control, if promulgated, would cause earnings on a policyowner's interest in the separate account to be includible in the policyowner's gross income in the year earned.

                       OFFERING AND REDEMPTION OF SHARES

  Shares of capital stock of each Portfolio of the Fund are offered only to the corresponding division of a separate account to which premiums have been allocated by the owner of a Policy. Shares are sold and redeemed at their net asset value as next determined following receipt by the separate account of premium payments, surrender requests under Policies, loan payments, transfer requests, and similar or related transactions through the separate account. The Fund's principal underwriter and distributor is Chubb Securities Corporation, One Granite Place, Concord, New Hampshire 03301. Chubb Securities Corporation is an affiliate of Chubb Investment Advisory and a wholly-owned subsidiary of Chubb Life. No selling commission or redemption charge is made with respect to the purchase or sale of Fund shares.

  Net asset value is normally determined as of the close of regular trading on the New York Stock Exchange (presently 4:00 p.m. New York Time) on each day during which the New York Stock Exchange is open for trading.

  An equity security listed on a stock exchange is valued at the closing sale price on the exchange on which such security is principally traded. If no sale took place, the mean of the bid and asked prices at the close of trading is used. A security not listed on a stock exchange is valued at the closing sale price as reported on a readily available market quotation system, or, if no sales took place, the mean of the bid and asked prices at the close of trading in the over-the-counter market. Quotations of foreign securities in foreign currencies are converted to United States dollar equivalents using appropriately translated foreign market closing prices.

  Trading in securities on exchanges in European and Far Eastern countries, and in over-the-counter markets in such other nations, is normally completed well before the close of trading on the New York Stock Exchange. Trading of European and Far Eastern securities, either generally or in a particular country or countries, may not take place on every day on which the New York Stock Exchange is open. Furthermore, trading takes place in Japanese markets on certain Saturdays, and in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not normally calculated. The calculation of the net asset value of those Portfolios which do such trading, therefore, may not take place contemporaneously with the determination of the prices of many of the securities of each such Portfolio which are used in making the calculation of net asset value. Occasionally, events affecting the values of such securities may occur between the times at which they are determined and the close of the New York Stock Exchange, which events may not be reflected in the computation of a Portfolio's net asset value. If, during such periods, events occur which materially affect the value of the securities of a Portfolio, and during such periods either shares are tendered for redemption or a purchase or sale order is received by the Fund, such securities will be valued at fair value as determined in good faith by the Board of Directors of the Fund.

  Debt securities having remaining maturities of 60 days or less are valued on an amortized cost basis unless the Board determines that such method does not represent fair value. This procedure values a purchased instrument at cost on the date of purchase. It thereafter assumes a constant rate of amortization of any discount or premium and of accrual of interest income, regardless of any intervening change in general interest rates or the market value of the instrument.

  Options and convertible preferred stocks listed on a national securities exchange are valued as of their last sale price or, if there is no sale, at the current bid price. Futures Contracts are valued as of their last sale price or, if there is no sale, at the latest available bid price.

  All other securities and assets are valued at their fair value as determined in good faith by the Board of Directors of the Fund.

  With the approval of the Board, the Fund may utilize a pricing service, a bank, or a broker-dealer experienced in such matters to perform any of the above-described valuation functions.

  Further discussion of asset valuation methods is included in the Statement of Additional Information under the heading "DETERMINATION OF NET ASSET VALUE."

                               OTHER INFORMATION

  Shares of the Portfolios are presently offered only to corresponding divisions of separate accounts established by Chubb Life or its affiliated insurance companies in order to fund the Policies. In the future, however, the shares of the Portfolios may also be offered to separate accounts of Chubb Life or affiliates of Chubb Life in order to fund additional variable life insurance policies or variable annuity contracts offered by Chubb Life or its affiliates.

  A potential for certain conflicts of interest exists between the interests of variable life insurance policyowners and variable annuity contract owners. In the event that shares of the Portfolios are offered to separate accounts funding variable annuity contracts, the Board of Directors of the Fund intends to monitor events for the existence of any material conflict between the interests of variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response thereto.

SCHEDULE OF INVESTMENTS--Unaudited
CHUBB AMERICA FUND, INC.
EMERGING GROWTH PORTFOLIO
SEPTEMBER 30, 1995



                                                                        Market
                                                                        Value
                                                       Shares          (Note B)
                                                    ------------     ----------
COMMON STOCK                 90.30%

   Advertising, Broadcasting, & Publishing    0.13%

Citation Corporation (S)..........................           500        $9,000
                                                                     ----------

               Automotive Manufacturing    0.01%

Boyds Wheels, Inc. (S)............................           100           700
                                                                     ----------

               Brewery    0.04%

Redhook Ale Brewery, Inc. (S).....................           100          2,952
                                                                     ----------

               Broadcasting - Radio & TV    0.07%

American Radio Systems Corp. (S)..................           100          2,475
Sinclair Broadcasting Group, Inc. (S).............           100          2,875
                                                                     ----------
                                                                          5,350
                                                                     ----------

               Chemicals     0.05%

Arcadian Corporation (S)..........................           100          2,038
The Carbide/Graphite Group, Inc. (S)..............           100          1,412
                                                                     ----------
                                                                          3,450
                                                                     ----------

               Commercial Services    4.98%

AccuStaff, Inc. (S)...............................           100          3,675
Business Resource Group (S).......................           100            487
CUC International, Inc. (S).......................         3,600        125,550
Franklin Quest Company (S)........................         3,500         85,750
Healthplan Services Corp .........................         1,000         20,375
Interim Services, Inc. (S)........................         1,000         27,000
Personnel Group Of America, Inc. (S)..............         4,900         68,600
Romac International, Inc. (S).....................           100          1,700
SOS Staffing Services (S).........................           200          1,650
Service Corporation International.................           400         15,650
Sitel Corporation (S).............................           100          2,450
                                                                     ----------
                                                                        352,887
                                                                     ----------



(S) Non-income producing security.

                     See notes to financial statements.

CHUBB AMERICA FUND, INC.
EMERGING GROWTH PORTFOLIO
SEPTEMBER 30, 1995


                                                                        Market
                                                                        Value
                                                       Shares          (Note B)
                                                    ------------     ----------
               Computer & Office Equipment    4.07%
Bay Networks, Inc.................................         1,200        $64,050
Cabletron Systems, Inc. (S).......................         2,900        191,037
Chipcom Corporation (S)...........................           500         24,250
Cybex Corporation (S).............................           100          2,500
Imnet Systems, Inc (S)............................           100          2,575
Storemedia, Inc. (S)..............................           100          4,525
                                                                     ----------
                                                                        288,937
                                                                     ----------

               Computer Software - Mainframe  21.04%

Arcsys, Inc. (S)..................................           100          4,125
BDM International, Inc. (S).......................           100          2,750
BMC Software, Incorporated........................         3,200        147,200
Baan Company N.V. (S).............................           100          4,500
Black Box Corporation (S).........................           700         12,950
Cadence Design Systems, Inc.......................         3,000        117,750
Checkfree Corporation (S).........................           100          2,000
Computer Associates International, Inc. (S).......         1,400         59,150
Computron Software, Inc. (S)......................           100          1,725
Compuware Corp. (S)...............................         4,000         88,000
Datalogix International, Inc. (S).................           100          1,425
Eagle Point Software Corp. (S)....................           100          1,875
HNC Software, Inc. (S)............................           100          2,625
HPR, Inc. (S).....................................           100          2,325
Harbinger Corporation (S).........................           100          1,375
Informix Corporation..............................         5,000        162,500
Interactive Group, Inc. (S).......................           100            662
Legato Systems, Inc. (S)..........................           100          2,650
Marcam Corp. (S)..................................         1,000         14,875
Maxis, Inc. (S)...................................           100          4,400
Mysoftware Company (S)............................           100          1,275
National Data Corp................................           100          2,687
Number Nine Visual Technology Corp. (S)...........           100          1,650
Oak Technology, Inc. (S)..........................           300         12,600
Oracle Systems Corp...............................         8,600        330,025
SPS Transaction Services Corp.....................         2,700         78,300
Spyglass, Inc. (S)................................           100          4,575
Summit Medical Systems (S)........................           100          1,500
Sybase, Inc. (S)..................................         3,900        125,288
Symantec Corporation (S)..........................           700         21,000
System Software Associates, Inc...................         5,600        224,700
The Bisys Group, Inc. (S).........................         1,500         38,250
Transaction Systems Architects, Inc. (S)..........           200          5,350
UUNET Technologies, Inc. (S)......................           100          4,625
Vantive Corporation (S)...........................           100          1,600
Videoserver, Inc. (S).............................           100          3,525
                                                                     ----------
                                                                      1,491,812
                                                                     ----------

(S) Non-income producing security.


                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
EMERGING GROWTH PORTFOLIO
SEPTEMBER 30, 1995


                                                                        Market
                                                                        Value
                                                       Shares          (Note B)
                                                    ------------     ---------
               Computer Software - P.C.   7.45%

Adobe Systems, Inc................................           700        $36,225
Astea International, Inc (S)......................           100          2,000
Autodesk, Inc.....................................         6,300        275,625
CBT Group PLC-ADR (S).............................           200          9,550
Dendrite International, Inc.(S)...................           100          1,525
Discreet Logic, Inc...............................           100          5,500
Hummingbird Communications, Ltd.(S)...............           800         29,800
Inference Corp., Class A (S)......................           100          1,500
Integrated Measurement Systems, Inc.(S)...........           100          1,325
Netscape Communications Corporation (S)...........           100          6,250
Novadigm, Inc. (S)................................           100          1,687
On Technology, Inc. (S)...........................           100          1,750
Premenos Technology Corporation (S)...............           100          3,250
Pure Software, Inc. (S)...........................           100          3,575
Seer Technologies, Inc. (S).......................           100          1,512
Smith Micro Software, Inc. (S)....................           100            988
Softkey International, Inc. (S)...................         2,800        123,900
Spectrum Holobyte, Inc. (S).......................           600          7,575
Technology Solutions Company (S)..................           600         10,800
Touchstone Software Corporation (S)...............           200          2,150
Unison Software, Inc. (S).........................           100          1,500
                                                                     ----------
                                                                        527,987
                                                                     ----------
               Electrical Equipment    0.02%

Plasma & Materials Technologies, Inc. (S).........           100          1,763
                                                                     ----------

               Electronics    3.46%

AVX Corporation...................................           200          6,700
Accom, Inc. (S)...................................           100            875
Cyberoptics Corporation (S).......................           100          3,400
Euphonix, Inc. (S)................................           300          3,000
Information Storage Devices, Inc. (S).............           300          6,787
Lsi Logic Corporation.............................         1,300         75,075
Linear Technology Corp............................         1,400         58,100
Mackie Designs, Inc. (S)..........................           100          1,450
Macromedia, Inc...................................           200         11,425
Maxim Integrated Products, Inc....................           300         22,200
Paradigm Technology, Inc. (S).....................           100          3,075
Smartflex Systems, Inc. (S).......................           100          1,700
Telecom Seciconductors, Inc. (S)..................           100          1,150
Thermospectra Corporation (S).....................           100          1,675
Tower Semiconductor, Ltd. (S).....................         1,000         32,500
UCAR International, Inc. (S)......................           300          8,175
Ultratech Stepper, Inc............................           200          8,450
                                                                     ----------
                                                                        245,737
                                                                     ----------

(S) Non-income producing security.

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
EMERGING GROWTH PORTFOLIO
SEPTEMBER 30, 1995




                                                                        Market
                                                                        Value
                                                       Shares          (Note B)
                                                    ------------    ----------

               Electronics-Semiconductor     0.12%



National Semiconductor Corporation (S)............           300         $8,288
                                                                     ----------

               Emerging Technology    0.01%

General Scanning, Inc. (S)........................           100          1,125
                                                                     ----------

               Entertainment & Leisure    3.91%

Ambassadors International, Inc. (S)...............           200          2,250
Aztar Corporation (S).............................           300          2,512
Casino America, Inc. (S)..........................           900          8,437
Grand Casinos, Inc................................         2,500        101,563
Harrah's Entertainment, Inc.......................         5,100        149,175
National Gaming Corp. (S).........................         1,000         10,250
Station Casinos, Inc. (S).........................           200          3,075
                                                                     ----------
                                                                        277,262
                                                                     ----------

               Environmental Control    0.78%

Sanifill, Inc. (S)................................         1,700         55,675
                                                                     ----------

               Financial Services    0.26%

Credit Acceptance Corporation.....................           400         10,800
Jayhawk Acceptance Corp. (S)......................           100          1,462
Union Acceptance Corp., Class A (S)...............           200          3,750
WFS Financial, Inc. (S)...........................           100          2,275
                                                                     ----------
                                                                         18,287
                                                                     ----------

               Food-Processing    0.05%

Rocky Mountain Chocolate Factory, Inc. (S)........           200          3,450
                                                                     ----------
               Industrial Machines - Engines   0.04%

Hardinge, Inc.....................................           100          2,625
                                                                     ----------



(S) Non-income producing security.

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
EMERGING GROWTH PORTFOLIO
SEPTEMBER 30, 1995

                                                                        Market
                                                                        Value
                                                       Shares          (Note B)
                                                    ------------    ------------
                       Insurance    11.39%

Compdent Corporation (S)..........................           400        $11,700
Foundation Health Corp. (S).......................         2,800        106,750
Healthsource, Inc. (S)............................         1,500         72,187
Mid Atlantic Medical Services, Inc. (S)...........         8,100        158,962
Oxford Health Plans, Inc..........................           800         58,200
Pacificare Health Systems, Class A (S)............         1,000         65,500
Physician Corporation Of America (S)..............           400          6,300
Renaissancere Holdings, Ltd. (S)..................           100          2,438
United Dental Care, Inc. (S)......................           100          3,000
United Healthcare Corp............................         6,600        322,575
                                                                     ----------
                                                                        807,612
                                                                     ----------

               Lodging    7.05%

Amerihost Properties, Inc. (S)....................         5,000         34,375
Doubletree Corp. (S)..............................           200          4,450
HFS, Inc..........................................         6,450        337,819
John Q Hammons Hotels, Inc. (S)...................         4,100         52,787
La Quinta Inns, Inc...............................           100          2,800
Promus Hotel Corporation (S)......................         2,400         54,600
Renaissance Hotel Group N.V. (S)..................           600         10,650
Studio Plus Hotels, Inc. (S)......................           100          2,300
                                                                     ----------
                                                                        499,781
                                                                     ----------

               Machine-Diversified    0.35%

AG Associates, Inc. (S)...........................           100          2,550
American Standard Companies, Inc. (S).............           300          8,850
Computational Systems, Inc. (S)...................           100          1,625
Opal, Inc. (S)....................................           100          1,825
Veeco Instruments, Inc. (S).......................           100          2,625
Westinghouse Air Brake Co. (S)....................           500          7,187
                                                                     ----------
                                                                         24,662
                                                                     ----------

               Manufacturing    0.15%

Chicago Miniature Lamp, Inc. (S)..................           100          1,775
Oakley, Inc. (S)..................................           100          2,963
Safety Components International, Inc. (S).........           300          5,700
                                                                     ----------
                                                                         10,438
                                                                     ----------


(S) Non-income producing security.

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
EMERGING GROWTH PORTFOLIO
SEPTEMBER 30, 1995



                                                                       Market
                                                                       Value
                                                      Shares          (Note B)
                                                   ------------     -----------

               Medical - Biotech    0.03%

Ostech Inc. (S)...................................           100         $1,825
                                                                    ------------

               Medical - Hospitals    7.09%

American Oncology Resources, Inc. (S).............           100          4,300
Community Care of America, Inc. (S)...............           200          2,775
Horizon Healthcare Corp. (S)......................         1,900         43,225
Integrated Health Services........................         4,100        115,825
Lincare Holdings, Inc. (S)........................         2,000         51,500
Living Centers Of America, Inc. (S)...............           500         16,625
Mariner Health Group, Inc. (S)....................         1,000         14,125
Occusystems, Inc. (S).............................           100          2,075
Owen Healthcare Inc...............................           400          6,525
Pacificare Health Systems-B, Inc. (S).............         2,100        142,800
Pediatric Services of America, Inc. (S)...........           400          7,700
Pediatrix Medical Group, Inc. (S).................           100          2,050
Physicians Resource Group, Inc. (S)...............           200          4,425
Renal Treatment Centers, Inc. (S).................         1,200         44,400
Surgical Care Affiliates..........................         1,900         44,175
                                                                     ----------
                                                                        502,525
                                                                     -----------

               Medical Supplies    0.24%

ICU Medical, Inc. (S).............................           100          1,350
Orthofix International N.V. (S)...................         1,000         15,500
                                                                     ----------
                                                                         16,850
                                                                     ----------

               Office & Business Equipment    0.17%

BT Office Products International, Inc. (S)........           900         11,813
                                                                     ----------

               Publishing-Newspaper    0.05%

Desktop Data, Inc. (S)............................           100          3,475
                                                                     ----------

               Publishing/Printing    0.17%

Mail-Well, Inc. (S)...............................           900         12,150
                                                                     ----------

               Real Estate    0.39%

NHP, Inc. (S).....................................         2,000         27,750
                                                                     ----------


(S) Non-income producing security.

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
EMERGING GROWTH PORTFOLIO
SEPTEMBER 30, 1995

                                                                        Market
                                                                        Value
                                                       Shares          (Note B)
                                                    ------------     ----------

               Restaurants & Food Service    4.68%

Apple South, Inc..................................           100         $2,275
Applebee's International, Inc.....................         2,000         54,500
Brinker International, Inc. (S)...................         4,400         65,450
Buffets, Inc. (S).................................         3,000         37,500
Hometown Buffet, Inc. (S).........................         1,700         23,800
IHOP Corporation. (S).............................         3,000         78,750
Logan's Roadhouse, Inc. (S).......................           100          1,750
Lone Star Steakhouse & Saloon (S).................           900         36,900
Papa John's International, Inc. (S)...............           100          4,500
Quantum Restaurant Group, Inc. (S)................         2,000         26,750
                                                                     ----------
                                                                        332,175
                                                                     ----------

               Retail    6.23%

Boise Cascade Office Products Corp. (S)...........           800         22,200
Borders Group, Inc. (S)...........................           300          5,137
Consolidated Stores Corp. (S).....................         2,200         50,875
Dollar Tree Stores, Inc. (S)......................           900         30,600
Duty Free International, Inc......................           100          1,275
Global Directmail Corp. (S).......................         1,200         29,550
Gymboree Corp. (S)................................           700         21,088
Hollywood Entertainment Corp......................           600         12,863
Micro Warehouse, Inc. (S).........................         2,700        123,525
Office Depot, Inc. (S)............................         4,800        144,600
                                                                     ----------
                                                                        441,713
                                                                     ----------

               Retail - Specialty    0.58%

Corporate Express, Inc............................           700         17,062
Creative Computers, Inc. (S)......................           100          2,950
Moovies, Inc. (S).................................           100          1,963
Officemax, Inc....................................           800         19,400
                                                                     ----------
                                                                         41,375
                                                                     ----------

               Semiconductors    0.65%

Burr-Brown Corporation............................           800         29,800
C.P. Clare Corp. (S)..............................           100          2,550
Lattice Semiconductor Corporation. (S)............           100          4,062
MEMC Electronic Materials, Inc. (S)...............           200          5,425
Ontrak Systems, Inc. (S)..........................           100          2,763
Transwitch Corp. (S)..............................           100          1,263
                                                                     ----------
                                                                         45,863
                                                                     ----------

(S) Non-income producing security.

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
EMERGING GROWTH PORTFOLIO
SEPTEMBER 30, 1995


                                                                        Market
                                                                        Value
                                                       Shares          (Note B)
                                                   ------------     -----------

               Telecommunication    2.78%

Equalnet Holding Corp. (S)........................         3,000        $46,500
Midcom Communications, Inc. (S)...................           200          3,050
Mobile Media, Inc. (S)............................           100          2,700
Tel-Save Holdings, Inc. (S).......................         2,100         32,288
Worldcom, Inc. (S)................................         3,500        112,437
                                                                     ----------
                                                                        196,975
                                                                     ----------

               Telecommunication Equipment    0.33%

Colonial Data Technologies Corporation (S)........         1,000         18,500
Harmonic Lightwaves, Inc. (S).....................           100          1,800
Teletrend, Inc. (S)...............................           100          3,300
                                                                     ----------
                                                                         23,600
                                                                     ----------

               Transportation    0.66%

American Medical Response, Inc. (S)...............         1,500         42,563
Atlas Air, Inc. (S)...............................           200          4,450
                                                                     ----------
                                                                         47,013
                                                                     ----------

               Transportation-Air    0.03%

Midwest Express Holdings, Inc. (S)................           100          2,250
                                                                     ----------

               Utilities-Telecommunications   0.75%

Frontier Corporation..............................         2,000         53,250
                                                                     ----------

               Wholesale    0.04%

Programmer's Paradise, Inc. (S)...................           100          1,050
U.S. Office Products Company (S)..................           100          1,513
                                                                     ----------
                                                                          2,563
                                                                     ----------

   TOTAL COMMON STOCK (cost $5,321,729)...........                    6,402,945
                                                                     ----------




(S) Non-income producing security.

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
EMERGING GROWTH PORTFOLIO
SEPTEMBER 30, 1995


                                                                                    Market
                                                                  Principal          Value
                                                                     Value          (Note B)
                                                                 ------------     -----------
SHORT-TERM OBLIGATIONS                             9.73%

FHLMC, 6.300%, due 10/02/95....................................      $690,000       $689,759
                                                                                  ----------


   TOTAL SHORT-TERM OBLIGATIONS (cost $689,759)................                      689,759
                                                                                  ----------



   TOTAL INVESTMENTS
   (Cost $6,011,488*).......................     100.03%                           7,092,704

Other assets, less liabilities..............      -0.03                               (2,289)
                                                 -------                          ----------
   TOTAL NET ASSETS.........................     100.00%                          $7,090,415
                                                 =======                          ==========






*Aggregate cost for Federal income tax purposes.
(S) Non-income producing security.

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES -- (Unaudited)
September 30, 1995

                                                                     Emerging
                                                                      Growth
                                                                     Portfolio
                                                                     ---------
ASSETS

Investments, at market value (Note B and C).................
  Common Stock:
    Emerging Growth Portfolio (cost--$5,321,729)............         $6,402,945
  Short-Term Obligations--at amortized cost which
   approximates market value................................            689,759
                                                                     ----------
      Total Investments.....................................          7,092,704
  Cash......................................................            174,240
  Accrued Investment income.................................                326
  Receivable for portfolio securities sold..................            713,048
  Receivable from Chubb Life Insurance Company of America...             35,737
                                                                     ----------
      Total Assets..........................................          8,016,055

LIABILITIES
  Payable for portfolio securities purchased................            914,153
  Accrued investment advisory fees (Note D).................              4,037
  Accrued custody fees......................................              5,995
  Payable to Chubb America Service Corp.....................              1,455
                                                                     ----------
      Total Liabilities.....................................            925,640
                                                                     ----------
NET ASSETS..................................................         $7,090,415
                                                                     ==========

NET ASSETS CONSIST OF:
  Capital paid in...........................................         $6,022,903
  Accumulated net investment loss...........................            (15,227)
  Accumulated net realized gain from investments............              1,523
  Net unrealized gain on investments........................          1,081,216
                                                                     ----------

NET ASSETS..................................................         $7,090,415
                                                                     ==========
Shares of common stock outstanding (no par value,
  100,000,000 shares authorized)............................            553,018
                                                                     ----------
Net asset value, offering and redemption price per share....         $    12.82
                                                                     ==========

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
STATEMENT OF OPERATIONS--(Unaudited)
For the Period from May 1, 1995 to September 30, 1995

                                                                     Emerging
                                                                      Growth
                                                                     Portfolio
                                                                     ---------
INVESTMENT INCOME

  Income
    Interest.................................                       $   16,404
    Dividends................................                              377
                                                                    ----------
      Total investment
       Income................................                           16,781

Expenses:

  Advisory fees (Note D).....................                           14,962
  Custodian fees.............................                           10,007
  Shareholder reports........................                              671
  Professional fees..........................                              607
  Insurance expenses.........................                              148
  Security valuation.........................                            4,443
  Miscellaneous expenses.....................                            1,170
                                                                    ----------

    Total expenses...........................                           32,008
                                                                    ----------
    Net investment loss......................                          (15,227)
                                                                    ----------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS

  Net realized gain on investments...........                            1,523
  Net unrealized gain on investments.........                        1,081,216
                                                                    ----------

    Net realized and unrealized gain
     on investments..........................                        1,082,739
                                                                    ----------

  Net increase in net assets
   resulting from operations.................                       $1,067,512
                                                                    ==========


                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
For the Period from May 1, 1995 to September 30, 1995

                                                             Emerging Growth
                                                                Portfolio
                                                             ---------------
Increase (decrease) in net assets:

From operations:

  Net investment loss.....................................     $  (15,227)

  Net realized gain on investments........................          1,523

  Net unrealized gain on investments......................      1,081,216
                                                               ----------
  Net increase in net assets resulting from operations....      1,067,512

Increase in net assets derived
 from shareholder transactions (Note E)...................      6,022,903
                                                               ----------

  Net increase in net assets..............................      7,090,415

Net Assets:
  Beginning of period.....................................              0

  End of period (1).......................................     $7,090,415
                                                               ----------

(1) Including accumulated
  net investment loss.....................................     $  (15,227)
                                                               ==========

                      See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
CHUBB AMERICA FUND, INC.
September 30, 1995

NOTE A--ORGANIZATION

Chubb America Fund, Inc. (the "Company") is a diversified open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Company was incorporated under the laws of the State of Maryland on October 19, 1984 for the purpose of funding Flexible Premium Variable Life Insurance Policies issued by Chubb Life Insurance Company of America ("Chubb Life"). The Company is composed of nine separate portfolios (the "Portfolios"): the World Growth Stock Portfolio, the Money Market Portfolio, the Gold Stock Portfolio, the Domestic Growth Stock Portfolio, the Bond Portfolio, the Growth and Income Portfolio, the Capital Growth Portfolio, the Balanced Portfolio and the Emerging Growth Portfolio. Chubb Life's ownership in the Emerging Growth Portfolio as of September 30, 1995 is as follows:

                                                                Percentage of
     Portfolio                            Shares Owned        Shares Outstanding
     Emerging Growth................         300,001                54.25%

NOTE B--SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments: Investment securities are valued at the closing sales price on the exchange on which such securities are principally traded; securities traded in the over-the-counter market and securities traded on a national exchange for which no sales took place on the day of valuation are valued at the mean of the bid and ask prices at the close of trading. Quotations for foreign securities are in United States dollars and accordingly, unrealized gains and losses on these securities reflect all foreign exchange fluctuations. Restricted securities are valued at fair value as determined in good faith by the Board of Directors. Short-term debt instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Investment Security Transactions: Investment security transactions are recorded as of the trade date, the date the order to buy or sell is executed. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Distributions to Shareholders: Distributions to shareholders from ordinary income and net realized capital gains are declared and distributed at least once annually. Distributions to shareholders are recorded on the ex-dividend date.

The Company distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as dividends in excess of net investment income or accumulated net realized gains.

Federal Income Taxes: It is the policy of the Company for the Portfolio to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing all of its ordinary income and net realized capital gains. Therefore, no Federal tax provision is required.

CHUBB AMERICA FUND, INC.
September 30, 1995

NOTE C--INVESTMENTS

Net realized gains and losses on investment securities sold are determined by using the first-in, first-out method. The aggregate cost of investments owned for Federal income tax purposes is the same as for financial reporting purposes.

As of September 30, 1995, gross unrealized gains and losses were as follows:


                                       Gross          Gross          Net
                                     Unrealized     Unrealized    Unrealized
                                       Gains          Losses         Gain
                                     ----------     ----------    ----------

Emerging Growth Portfolio.........  $1,132,207       $50,991     $1,081,216


Purchases and sales of investment securities for the period ended September 30, 1995, other than short-term obligations, were as follows:

                                                                   Proceeds
                                                      Cost of        from
                                                     Investment   Investment
                                                     Securities   Securities
                                                     Purchased       Sold
                                                     ----------   ----------

Emerging Growth Portfolio..........                  $5,660,187    $339,981


CHUBB AMERICA FUND, INC.
September 30, 1995

Note D--INVESTMENT ADVISORY FEES AND MANAGEMENT AGREEMENT

The Company has entered into an investment management agreement with Chubb Investment Advisory Corporation, a wholly-owned subsidiary of Chubb Life. Under the agreement, Chubb Investment Advisory Corporation provides investment management and certain administrative services for the Company. Chubb Investment Advisory Corporation has, in turn, retained MFS Asset Management Group to provide investment advisory services for the Emerging Growth Portfolio. For its investment management and administrative services, Chubb Investment Advisory Corporation is paid an annual fee through a daily charge based on a percentage of the average daily net asset value of the Portfolio as shown below:

                                         First          Next         Over
                                         $200           $1.1         $1.3
                                        Million        Billion      Billion
                                        -------        -------      -------

Emerging Growth Portfolio                .80%           .75%         .70%


NOTE E--SHAREHOLDERS' TRANSACTIONS

Following is a summary of transactions with shareholders for each Portfolio.

                                             Emerging Growth Portfolio*
                                        ------------------------------------
                                            For Period from May 1, 1995
                                               to September 30, 1995
                                            ----------------------------
                                              Shares           Dollars
                                             --------        ----------
Shares issued...........................      553,367       $ 6,027,398
Shares issued as reinvestment of
  dividends.............................
Shares redeemed.........................         (349)           (4,495)
                                              -------       -----------

    Net increase........................      553,018       $ 6,022,903
                                              =======       ===========

*Inception Date--May 1, 1995

CHUBB AMERICA FUND, INC.
FINANCIAL HIGHLIGHTS--Unaudited
For a share outstanding throughout the period:

                                        Emerging Growth Portfolio
                                        -------------------------
                                               (Unaudited)
                                               Period From
                                                  May 1,
                                                 1995 to
                                                September
                                               30, 1995(A)
                                              -------------

Net asset value, beginning of
  period............................          $    10.00

Income From Investment
  Operations

    Net investment loss.............               (0.03)


    Net realized and unrealized
     gains (losses) on
     securities.....................                2.85
                                              -----------
    Total from investment
      operations....................                2.82
                                              -----------

    Net asset value, end of period..          $    12.82
                                              ============
    Total Return (B)................               28.21%(D)

    Ratios to Average Net Assets:

      Expenses......................                1.68%(C)

      Net investment loss...........               (0.80%)(C)

    Portfolio Turnover Rate.........                7.60%(D)

    Net Assets, At End of Period....          $7,090,415


(A) Per share data calculated from the initial offering date, May 1, 1995, for sale to Chubb Separate Account A.

(B) Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges that apply to the separate account of related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost.

(C) Per share data and ratios calculated on an annualized basis.

(D) Not Annualized.

CHUBB AMERICA FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
WORLD GROWTH STOCK PORTFOLIO
December 31, 1994

                                                          Number    Market
                                                            of      Value
Company                                                   Shares   (Note B)
-------                                                   ------   --------
COMMON STOCK-83.68%

      Advertising, Broadcast & Publishing-0.87%

Nedlloyd Groep, NLG10, ORD                                14,000  $  459,052
                                                                  ----------
           Aerospace Equipment-1.12%

British Aerospace, ORD                                    88,889     594,507
                                                                  ----------
               Banking-4.62%

Banco Popular Espanol, ORD                                 5,000     594,469
Banco Portugues De Investimento, ORD                      17,000     253,718
Barclays PLC, ADR                                          7,000     267,750
Credit Foncier De France, ORD                              3,000     432,845
National Australia Bank Ltd., ADR.                        11,307     457,923
National Bank of Canada, ORD                              65,000     440,226
                                                                  ----------
                                                                   2,446,931
                                                                  ----------
               Beverages-1.13%

Embotelladora Andina S.A., ADR                            23,000     600,875
                                                                  ----------
         Building & Construction-3.06%

Corcemar Corp., ORD, B Shares+                            65,000     428,968
Perini Corporation+                                       30,000     281,250
Sociedade Construcos Soares De Costa, ORD, NEW            11,100     211,949
Sociedade Construcos Soares De Costa, ORD                 37,000     697,235
                                                                  ----------
                                                                   1,619,402
                                                                  ----------
         Building & Real Estate-0.56%

Wereldhave, NV, ORD                                        5,200     294,863
                                                                  ----------
          Building Materials-4.84%

Enso-Gutzeit Oy, ORD                                      65,000     558,175
Masco Corporation                                         16,400     371,050
Owens-Corning Fiberglass Corp.+                           10,000     320,000
Pioneer International Ltd., ADR                          200,000     496,400
Pioneer International Ltd., ORD                          195,000     484,010
Skane-Gripen, AB., ORD                                    33,000     332,924
                                                                  ----------
                                                                   2,562,559
                                                                  ----------
      Business & Public Services-3.07%

Oce Van Der Grinten, NV, ORD                              20,500     917,902
Rhoen Klinikum, ORD                                          840     704,509
                                                                  ----------
                                                                   1,622,411
                                                                  ----------

                                                          Number    Market
                                                            of      Value
Company                                                   Shares   (Note B)
-------                                                   ------   --------
             Chemicals-3.88%

BASF AG, ORD                                               2,400  $  488,201
Bayer, ADR                                                20,000     463,218
Desc Fomento, ORD, Series C                               27,027     153,105
Solvay S.A., ORD                                           1,100     523,562
Vitro S.A., ORD                                           90,000     423,954
                                                                  ----------
                                                                   2,052,040
                                                                  ----------
        Communication Systems-4.64%

Cable & Wireless, Pub. Ltd. Co., ADR                      22,000     385,000
Compania de Telefon De Chile, S.A., ADR.                   9,000     708,750
MCI Communications Corp                                   36,000     661,500
Telefonica de Espana, ADR                                 20,000     702,500
                                                                  ----------
                                                                   2,457,750
                                                                  ----------
           Electronics-3.05%

Great Wall Electronics Ltd., ORD                         720,000      56,736
Hitachi Ltd., ORD                                        100,000     991,270
Sony Corporation, ORD                                     10,000     566,302
                                                                  ----------
                                                                   1,614,308
                                                                  ----------
         Energy Sources-2.07%

Royal Dutch Petroleum Co., Ltd., ADR.                      5,000     537,500
Total Petroles, ORD                                        9,600     557,998
                                                                  ----------
                                                                   1,095,498
                                                                  ----------
         Engineering-2.98%

Danieli & C Officine Meccaniche, ORD                     180,000     643,536
Empresa ICA Sociedad Controladora S.A., ADR               21,000     325,500
IHC Caland, ORD                                           24,000     607,152
                                                                  ----------
                                                                   1,576,188
                                                                  ----------
    Entertainment & Leisure-0.90%

Kuoni, ORD                                                    17     474,149
                                                                  ----------
      Financial Services-4.17%

Brierley Investments Ltd., ORD                           525,000     379,732
Chile Fund, Inc.                                          11,570     533,666
Invesco Mim, ORD                                         200,000     513,140
Rhone-Poulenc, ORD                                         7,800     181,086
Thailand International Fund+                                  12     360,000
The Turkey Trust, PLC, ORD                                73,000     237,549
                                                                  ----------
                                                                   2,205,173
                                                                  ----------

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
WORLD GROWTH STOCK PORTFOLIO-(Continued)
December 31, 1994

                                                         Number     Market
                                                           of       Value
Company                                                  Shares    (Note B)
-------                                                 --------  ----------
COMMON STOCK-Continued

        Food & Household Products-0.91%

Ares-Serono S.A., ORD                                        875  $  480,739
                                                                  ----------
        Forest Products & Paper-9.10%

Boise Cascade Corp.                                       19,000     508,250
Bowater, Inc.                                             21,000     559,125
Burlington Northern, Inc.                                  8,500     409,062
Carter Holt Harvey, Ltd., ORD                            279,251     572,018
Fletcher Challenge Ltd. Forestry Division, ORD           360,000     430,920
International Paper Company                               12,500     942,188
James River Corp., of Virginia                            22,000     445,500
Tampella AB, 144A, ORD                                   120,000     354,456
Valmet Oy, FIM20, ORD                                     20,000     380,206
Vital Forsikring AS, ORD                                  20,000     212,890
                                                                  ----------
                                                                   4,814,615
                                                                  ----------
        Health & Personal Care-2.64%

Glaxo Holdings Corp., ADR                                 20,000     407,500
Nationwide Health Properties                              12,000     429,000
Roche Holdings Genusscheine, ORD                               2       9,682
Smithkline Beecham, PLC, ADR                              16,000     548,000
                                                                  ----------
                                                                   1,394,182
                                                                  ----------
      Industrial Machines, Engines-3.29%

Celsius Industrier, AB, ORD                               19,000     421,707
Internatio-Mueller, NV, ORD                               10,000     530,163
SKF, ORD                                                  48,000     790,949
                                                                  ----------
                                                                   1,742,819
                                                                  ----------
             Insurance-3.07%

National Mutual Asia Ltd., ORD                           750,000     494,325
Swiss Reinsurance, Zurich, BR, SZF100, ORD                 1,650     996,056
Swiss Reinsurance, Reg., SWF20, ORD                          220     132,639
                                                                  ----------
                                                                   1,623,020
                                                                  ----------
          International, Oil-0.57%

YPF Sociedad Anonima S.A., ADR                            14,000     299,250
                                                                  ----------
            Manufacturing-0.96%

Pechiney International, S.A., FRF100, ORD                 17,000     509,669
                                                                  ----------

                                                         Number     Market
                                                           of       Value
Company                                                  Shares    (Note B)
-------                                                 --------  ----------
            Merchandising-0.79%

Limited, Inc.                                             23,000  $  416,875
                                                                  ----------
           Mining & Metals-6.57%

DeBeers/Centenary Linked Units, ADR                       22,000     514,250
Industrius Penoles S.A., New Star CP, ORD+               313,300     828,240
Metall Mining Corp., ORD+                                 51,000     436,305
Oregon Steel Mills, Incorporated                          14,000     218,750
Sociedad Quimica Y Minera De Chile, ADR                   16,000     466,000
Tesco, PLC, ORD                                          140,000     545,384
Union Miniere, NPV, ORD                                    6,000     465,597
                                                                  ----------
                                                                   3,474,526
                                                                  ----------
          Multi-Industries-2.46%

Desc Sociedad De Fomento Industrial, ORD                 100,000     507,610
Jardine Matheson Holdings, ADR.                          111,600     796,913
                                                                  ----------
                                                                   1,304,523
                                                                  ----------
      Office & Business Equipment-1.94%

Buderus AG Lahn-Wetzlar, ORD                               2,400   1,028,892
                                                                  ----------
           Oil Drilling-0.45%

Parker Drilling Company+                                  50,000     237,500
                                                                  ----------
         Pharmaceuticals-2.57%

Astra AB, B Free, ORD                                     34,500     879,429
Pharmacia AB, B Free, SEK25, ORD                          30,000     478,203
                                                                  ----------
                                                                   1,357,632
                                                                  ----------
        Pollution Control-0.52%

WMX Technologies Incorporated                             10,500     275,625
                                                                  ----------
             Retail-0.90%

Karstadt AG, DEM50, ORD                                    1,300     473,866
                                                                  ----------
            Shipping-2.08%

Bergesen "B", ORD                                         20,000     484,918
Transportation Maritima, S.A., ORD.                       45,000     278,676
Unitor Ships Service, ORD                                 20,000     337,076
                                                                  ----------
                                                                   1,100,670
                                                                  ----------

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
WORLD GROWTH STOCK PORTFOLIO-(Continued)
December 31, 1994

                                                        Number     Market
                                                          of       Value
Company                                                 Shares    (Note B)
-------                                                 -------  -----------
COMMON STOCK-Continued

         Textiles & Apparel-0.78%

Liz Clairborne, Inc                                      24,500  $   413,438
                                                                 -----------

          Transportation-1.00%

Frans Maas Groep, CVA, NLG10, ORD                        17,000      529,009
                                                                 -----------
       Utilities, Electric & Gas-2.12%

Alcatel Alsthom CG, ORD                                   4,079      348,529
Empresa Nacional De Electricidad, ADR                    10,000      405,000
Shandong Huaneng Power, ADR+                             38,000      365,750
                                                                 -----------
                                                                   1,119,279
                                                                 -----------
   TOTAL COMMON STOCK (Cost $38,208,159)                          44,271,835
                                                                 -----------

PREFERRED STOCK-2.47%

              Banking-0.83%

ANZ Banking Co., PFD., ORD                                2,000      175,298
Wells Fargo & Co., PFD., Series B.                        6,270      261,773
                                                                 -----------
                                                                     437,071
                                                                 -----------
              Beverages-0.33%

Dairy Farm International Holding Ltd., 6.500%,
  Cumulative Convertible+                               210,000      175,875
                                                                 -----------
          Building Materials-0.66%

Kaufman & Broad Home Corp., PFD.                         26,000      347,750
                                                                 -----------
          Financial Services-0.65%

Bangkok Investments Co., Ltd., PFD.                       2,500      344,975
                                                                 -----------
   TOTAL PREFERRED STOCK (Cost $1,335,875)                         1,305,671
                                                                 -----------

                                                                   Market
                                                      Principal    Value
Company                                                 Value     (Note B)
-------                                               ---------  -----------
CORPORATE BONDS-2.49%

News Corp Zero Convertibles, due 03/31/02             $ 459,000  $   328,185
P T Inti Indorayon Utama, Conv., 5.500%,
  due 10/01/02                                           70,000       79,100
Softe, S.A., CNV, 4.250%, due 07/30/98           ITL805,000,000      516,810
TNT Pacific Finance Conv., 9.000%,
  due 07/27/98                                       AUD550,000      391,149
                                                                 -----------
    TOTAL CORPORATE BONDS (Cost $1,298,454)                        1,315,244
                                                                 -----------

SHORT-TERM OBLIGATIONS-15.29%

U.S. Treasury Bill, 4.965%, due 01/19/95              1,000,000      997,380
U.S. Treasury Bill, 5.080%, due 01/19/95                770,000      767,935
U.S. Treasury Bill, 5.340%, due 02/16/95                500,000      496,514
U.S. Treasury Bill, 5.540%, due 03/09/95              3,900,000    3,861,480
U.S. Treasury Bill, 5.295%, due 04/13/95              2,000,000    1,967,832
                                                                 -----------
    TOTAL SHORT-TERM OBLIGATIONS (Cost $8,090,719)                 8,091,141
                                                                 -----------
    TOTAL INVESTMENTS (Cost $48,933,207*)               103.93%   54,983,891

Other assets, less liabilities                           (3.93)   (2,080,123)
                                                      ---------  -----------
    TOTAL NET ASSETS                                    100.00%  $52,903,768
                                                      =========  ===========

--------------
*       Aggregate cost for Federal income tax purposes.
+       Non-income producing security.

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
MONEY MARKET PORTFOLIO
December 31, 1994

                                                                     Market
                                                        Principal    Value
                                                          Value     (Note B)
                                                       ----------- ----------
SHORT-TERM OBLIGATIONS-100.43%

U.S. Treasury Bill, 5.050%, due 01/19/94               $2,825,000  $2,817,471
U.S. Treasury Bill, 5.320%, due 02/02/95                3,125,000   3,109,760
U.S. Treasury Bill, 4.830%, due 02/09/95                1,800,000   1,790,340
                                                                   ----------
TOTAL SHORT-TERM OBLIGATIONS (Cost $7,717,571)                      7,717,571
                                                                   ----------

TOTAL INVESTMENTS (Cost $7,717,571*)  100.48%                       7,717,571

Other assets, less liabilities         (0.48)                         (37,086)
                                      -------                      ----------

   TOTAL NET ASSETS                   100.00%                      $7,680,485
                                      =======                      ==========

--------------
*Aggregate cost for Federal income tax purposes.

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
GOLD STOCK PORTFOLIO
December 31, 1994

                                                          Number     Market
                                                            of       Value
Company                                                   Shares    (Note B)
-------                                                  --------  ----------
COMMON STOCK-97.09%

               Australia-14.23%

Acacia Resources Ltd+                                     45,000  $   82,021
Australian Resources Ltd., ORD                            70,000      89,586
Herald Resources Ltd.                                     20,500      16,377
Mount Burgess Gold Mining Co., N.L., ORD+                100,000      14,730
Newcrest Mining Ltd., ORD.                               100,000     446,000
Placer Pacific Ltd., ORD                                  33,300      92,984
Plutonic Resources Ltd., ORD                              20,000      88,424
Samantha Gold N.L., ORD                                   39,286      89,890
Sons of Gwalia N.L., ADR                                   5,000      90,170
Wiluna Mines, ORD                                         40,000      35,680
                                                                  ----------
                                                                   1,045,862
                                                                  ----------

                   Canada-43.57%

American Barrick Resources Corp.                          36,125     803,781
Audrey Resources Ltd., Inc.+                              51,000      43,630
Bolivar Goldfields Ltd.+                                  18,000      30,283
Bolivar Goldfields Ltd., Warrants (exp. 4/20/95)+(A)       9,000           0
Dayton Mining Corporation+                                75,000     216,548
Dayton Mining Corporation, Warrants (exp. 5/3/95)+(A)     12,500           0
Echo Bay Mines, Ltd.                                      17,000     180,625
El Callao Mining Corp., ORD.                              41,000      39,458
Glamis Gold, Ltd.                                         15,000     131,250
Hemlo Gold Mines, Inc.                                    33,874     342,974
Miramar Mining Corp.+                                     30,000     128,325
Miramar Mining Corp., Warrants (exp. 10/12/95)+(A)        12,500           0
Placer Dome, Inc.                                         20,000     435,000
Prime Resources Group, Inc.+                              15,000     108,275
Rayrock Yellowknife+                                       5,000      59,261
Solitario Resources Corp.+                                30,000      22,029
Teck Corp., Class B.                                       6,000     108,542
Texas Star Resources Corp.+                               45,000      15,075
Treminco Resources Ltd.+                                 100,000      19,240
TVX Gold, Inc.+                                           60,000     405,000
Viceroy Resources Corp.+                                  20,000     114,066
                                                                  ----------
                                                                   3,203,362
                                                                  ----------

                                                          Number     Market
                                                            of       Value
Company                                                   Shares    (Note B)
-------                                                  --------  ----------
            United States-39.29%

Ashanti Goldfields Company Ltd., 144A+                    15,000  $  327,188
Battle Mountain Gold Co., Inc.                            40,000     440,000
Coeur D'Alene Mines Corp.                                  6,000      98,250
Crown Resources Corporation+                              20,000      82,500
FMC Gold Company                                          20,000      67,500
Freeport McMoran Copper & Gold, Inc.                      27,000     573,750
Hecla Mining Co.+                                         10,000     101,250
Homestake Mining Company                                  17,800     304,825
Newmont Gold Company                                       6,000     213,750
Newmont Mining Corporation                                 6,999     251,964
Santa Fe Pacific Gold Corp.+                              10,000     128,750
Stillwater Mining Company+                                10,000     136,250
USMX, Inc.+                                               65,000     162,500
                                                                  ----------
                                                                   2,888,477
                                                                  ----------
  TOTAL COMMON STOCK (Cost $5,692,063)                             7,137,701
                                                                  ----------

                                                       Principal
                                                         Value
                                                       ---------
SHORT-TERM OBLIGATIONS-3.38%

U.S. Treasury Bill, 4.300%, due 02/09/95                $150,000     149,283
U.S. Treasury Bill, 5.350%, due 03/09/95                 100,000      99,013
                                                                  ----------
  TOTAL SHORT-TERM OBLIGATIONS (Cost $248,273)                       248,296
                                                                  ----------
  TOTAL INVESTMENTS (Cost $5,940,336*)                    100.47%  7,385,997

Other assets, less liabilities                             (0.47)    (34,372)
                                                       ---------  ----------

  TOTAL NET ASSETS                                        100.00% $7,351,625
                                                       =========  ==========

--------------
*       Aggregate cost for Federal income tax purposes.
+       Non-income producing security.
(A)     Restricted security, valued at fair value (Notes B and F).

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
DOMESTIC GROWTH STOCK PORTFOLIO
December 31, 1994

                                                          Number     Market
                                                            of       Value
Company                                                   Shares    (Note B)
-------                                                  --------  ----------
COMMON STOCK-96.04%

           Aerospace Equipment-1.39%

Sunstrand Corporation                                      9,600   $  436,800
                                                                   ----------
                  Apparel-0.92%

Cato Corp                                                 40,000      290,000
                                                                   ----------
         Auto Parts and Accessories-1.24%

HI-LO Automotive, Inc.+                                   40,000      390,000
                                                                   ----------
                   Banking-5.57%

Bay View Capital Corporation                              24,900      473,100
Meridian Bancorp, Inc.                                    14,300      380,738
TIG Holdings                                              32,000      600,000
Transamerica Corporation                                   6,000      298,500
                                                                   ----------
                                                                    1,752,338
                                                                   ----------

                  Chemicals-6.64%

Cambrex Corporation                                       27,700      720,200
Ferro Corp.                                               12,750      304,406
Furon Corp.                                               30,000      660,000
Loctite Corp.                                              5,000      232,500
Specialty Chemical Resources,Inc.+                        57,200      171,600
                                                                   ----------
                                                                    2,088,706
                                                                   ----------

          Communications -- Systems-1.75%

Intervoice, Inc.+                                         40,000      550,000
                                                                   ----------
         Computer & Office Equipment-2.69%

Data General Corporation+                                 60,000      600,000
Smith Corona Corp                                         98,100      245,250
                                                                   ----------
                                                                      845,250
                                                                   ----------

          Computer Software/Services-3.46%

Banctec, Inc.+                                            28,000      609,000
Phamis Inc.+                                              26,700      480,600
                                                                   ----------
                                                                    1,089,600
                                                                   ----------

                Consumer Products-2.15%

American Greetings Corporation                            25,000      675,000
                                                                   ----------
           Drug and Hospital Supplies-3.48%

National Medical Enterprises+                             50,000      706,250
PCI Services, Inc.+                                       60,000      390,000
                                                                   ----------
                                                                    1,096,250
                                                                   ----------

                                                          Number     Market
                                                            of       Value
Company                                                   Shares    (Note B)
-------                                                  --------  ----------
                 Electronics-3.34%

Instrument Systems Corp.+                                 65,000   $  544,375
Whittaker Corporation+                                    25,000      506,250
                                                                   ----------
                                                                    1,050,625
                                                                   ----------

              Financial Services-2.07%

Student Loan Marketing Association                        20,000      650,000
                                                                   ----------
          Furnishings & Appliances-1.81%

Kimball International Inc., Class B                       11,200      291,200
Shelby Williams Industries, Inc.                          33,400      279,725
                                                                   ----------
                                                                      570,925
                                                                   ----------

           Health & Personal Care-9.24%

Allied Healthcare Products, Inc.                          32,000      528,000
Bergen Brunswig Corp., Class A                            29,950      625,206
Healthdyne Tech, Inc.+                                    66,666      674,993
IBP Incorporated                                           7,900      238,975
Integrated Health Services, Inc.+                         21,200      837,400
                                                                   ----------
                                                                    2,904,574
                                                                   ----------

                   Insurance-4.84%

American Bankers, Inc.                                    30,000      720,000
Citizens Corporation                                      25,000      425,000
Unum Corporation                                          10,000      377,500
                                                                   ----------
                                                                    1,522,500
                                                                   ----------

             Leisure & Entertainment-2.03%

Club Car, Inc.+                                           38,700      638,550
                                                                   ----------
                      Machinery-5.70%

Duriron, Inc.                                             17,500      310,625
Lamson & Sessions, Inc.+                                  88,200      529,200
N.N. Ball & Roller, Inc.                                  32,000      608,000
Simpson Industries, Inc.                                  37,500      346,875
                                                                   ----------
                                                                    1,794,700
                                                                   ----------

                    Manufacturing-1.59%

Paragon Trade Brands, Inc.+                               37,800      500,850
                                                                   ----------
                    Merchandising-1.03%

Pier 1 Imports, Inc.                                      34,482      323,269
                                                                   ----------
                   Mining & Metals-3.23%

A.M. Castle & Co.                                         38,550      534,881
Roanoke Electric Steel Corp.                              29,700      482,625
                                                                   ----------
                                                                    1,017,506
                                                                   ----------

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
DOMESTIC GROWTH STOCK PORTFOLIO--(Continued)
December 31, 1994

                                                         Number     Market
                                                           of       Value
Company                                                  Shares    (Note B)
-------                                                 --------  ----------
COMMON STOCK-Continued

           Miscellaneous Industries-5.46%

ABM Industries, Inc.                                      22,000  $   511,500
Alco Standard Corp.+                                       7,200      451,800
Farrel Corporation                                        22,000      121,000
Sun Healthcare Group, Inc.+                               25,000      634,375
                                                                  -----------
                                                                    1,718,675
                                                                  -----------

                     Paper-0.95%

Potlatch Corporation                                       8,000      298,000
                                                                  -----------

                  Real Estate-0.15%

Factory Stores of America                                  2,200       47,575
                                                                  -----------

                 Retail Stores-5.32%

Caldor, Inc.+                                             20,000      445,000
Catherines Stores Company+                                34,000      297,500
Consolidated Stores Corp.+                                35,000      651,875
Designs, Inc.+                                            40,000      280,000
                                                                  -----------
                                                                    1,674,375
                                                                  -----------

                     Shipping-5.84%

Airborne Freight Corp.                                    30,000      615,000
American President Companies                              20,000      505,000
Yellow Corp.                                              30,000      716,250
                                                                  -----------
                                                                    1,836,250
                                                                  -----------

                                                         Number     Market
                                                           of       Value
Company                                                  Shares    (Note B)
-------                                                 --------  ----------
                Software Development-4.89%

Banyan Systems, Inc.+                                     30,000  $   536,250
Dataflex Corporation+                                     56,000      497,000
Marcam Corp.+                                             50,000      506,250
                                                                  -----------
                                                                    1,539,500
                                                                  -----------

                    Textiles & Shoes-5.81%

Lacrosse Footwear, Inc.                                   30,000      330,000
Nine West Group, Inc.+                                    25,000      709,375
Vans, Inc.+                                              100,000      787,500
                                                                  -----------
                                                                    1,826,875
                                                                  -----------

               Utilities, Electric & Gas-3.45%

Acme Electric Corp.+                                      50,900      648,975
Enterra Corporation+                                      23,000      437,000
                                                                  -----------
                                                                    1,085,975
                                                                  -----------

  TOTAL COMMON STOCK (Cost $26,381,402)                            30,214,668
                                                                  -----------

  TOTAL INVESTMENTS (Cost $26,381,402*)                    96.04%  30,214,668

Other assets, less liabilities                              3.96    1,243,998
                                                         -------  -----------

  TOTAL NET ASSETS                                        100.00% $31,458,666
                                                         =======  ===========

--------------
*       Aggregate cost for Federal income tax purposes.
+       Non-income producing security.

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
BOND PORTFOLIO
December 31, 1994

                                                                     Market
                                                        Principal    Value
Company                                                   Value     (Note B)
-------                                                ----------  -----------
U.S. GOVERNMENT AND
AGENCY OBLIGATIONS-101.50%

FHLMC, #C80090, 6.000%, due 01/01/24                   $  600,471  $   511,643
FNMA, 9.550%, due 09/10/97                                 55,000       57,200
FNMA, CMO, #8829B, 9.500%, due 12/25/18                   107,106      108,541
FNMA, Pool #248672, 6.000%, due 12/01/23                  191,214      162,352
FNMA, Pool #261605, 6.000%, due 01/01/24                  821,603      697,592
FNMA, Pool #267376, 6.000%, due 01/01/24                  193,905      164,637
GNMA, Pool #190666, 9.000%, due 12/15/16                  107,578      108,520
U.S. Treasury Note, 5.375%, due 05/31/98                4,995,000    4,631,294
U.S. Treasury Note, 7.500%, due 10/31/99                  750,000      739,452
U.S. Treasury Note, 7.750%, due 11/30/99                5,650,000    5,628,813
U.S. Treasury Note, 6.250%, due 02/15/03                  500,000      452,031
                                                                   -----------
  TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
   (Cost $13,631,808)                                               13,262,075
                                                                   -----------

                                                                     Market
                                                        Principal    Value
Company                                                   Value     (Note B)
-------                                                ----------  -----------
CORPORATE BONDS-0.38%

Corning Glass, 8.250%, due 03/15/02                    $   50,000  $    49,372
                                                                   -----------

  TOTAL CORPORATE BONDS (Cost $48,272)                                  49,372
                                                                   -----------

  TOTAL INVESTMENTS (Cost $13,680,080*)                    101.88%  13,311,447

Other assets, less liabilities                              (1.88)    (245,002)
                                                       ----------  -----------

  TOTAL NET ASSETS                                         100.00% $13,066,445
                                                       ==========  ===========

--------------
*       Aggregate cost for Federal income tax purposes.

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
GROWTH AND INCOME PORTFOLIO
December 31, 1994

                                                          Number     Market
                                                            of       Value
Company                                                   Shares    (Note B)
-------                                                  --------  ----------
COMMON STOCK-97.46%
            Aerospace, Defense-1.75%

Boeing Company                                              2,100  $   98,175
                                                                   ----------
                 Appliances-3.05%

Whirlpool Corp.                                             3,400     170,850
                                                                   ----------

                 Automobiles-5.87%

Chrysler Corporation                                        3,300     161,700
General Motors Corporation, Class H                         4,800     167,400
                                                                   ----------
                                                                      329,100
                                                                   ----------

                    Banks-15.04%

First Chicago Corp.                                         3,500     167,125
First Federal Michigan Corp.                                8,100     166,050
Fleet Mortgage Group, Inc.                                  9,700     192,788
KeyCorp.                                                    6,533     163,325
Mellon Bank Corp.                                           5,050     154,656
                                                                   ----------
                                                                      843,944
                                                                   ----------

                   Beverages-2.27%

Anheuser Busch Companies, Inc.                              2,500     127,187
                                                                   ----------

                Building, Homes-2.76%

Toll Brothers+                                             15,700     155,037
                                                                   ----------

              Building Materials-3.25%

Owens-Corning Fiberglass Corp.+                             5,700     182,400
                                                                   ----------

             Capital Goods, Truck-3.23%

Cummins Engine, Inc.                                        4,000     181,000
                                                                   ----------

                   Computers-2.89%

Compaq Computer Corp.                                       4,100     161,950
                                                                   ----------

                Consumer Health-8.65%

American Home Products, Inc.                                2,500     156,875
Baxter International, Inc.                                  5,300     149,725
National Health Labs Holdings, Inc.                        13,500     178,875
                                                                   ----------
                                                                      485,475
                                                                   ----------

                                                          Number     Market
                                                            of       Value
Company                                                   Shares    (Note B)
-------                                                  --------  ----------
             Consumer Photography-2.49%

Polaroid Corp.                                              4,300  $  139,750
                                                                   ----------

             Electronics, Defense-2.75%

E-Systems, Inc.                                             3,700     154,013
                                                                   ----------

              Financial Services-4.84%

Merrill Lynch                                               4,200     150,150
Paine Webber Group, Inc.                                    8,100     121,500
                                                                   ----------
                                                                      271,650
                                                                   ----------

               Food, Processing-2.56%

Philip Morris Companies, Inc.                               2,500     143,750
                                                                   ----------

                    Insurance-8.75%

Old Republic International Corp.                            8,500     180,625
Progressive Corp.                                           4,900     171,500
Berkley Corp.                                               3,700     138,750
                                                                   ----------
                                                                      490,875
                                                                   ----------

                 Mining and Metals-2.70%

Inco, Ltd.                                                  5,300     151,713
                                                                   ----------

                   Oil, Domestic-0.59%

Tenneco, Inc.                                                 776      32,980
                                                                   ----------

                 Oil, International-2.60%

Exxon Corporation                                           2,400     145,800
                                                                   ----------

                    Oil, Refining-2.50%

Ultramar Corp.                                              5,500     140,250
                                                                   ----------

                 Retail, Speciality-2.77%

Sotheby's Holdings, Inc.                                   13,500     155,250
                                                                   ----------

                    Retail Stores-2.69%

K Mart Corporation                                         11,600     150,800
                                                                   ----------

              Technology, Semiconductors-3.03%

Avnet, Inc.                                                 4,600     170,200
                                                                   ----------

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
GROWTH AND INCOME PORTFOLIO-(Continued)
December 31, 1994

                                                          Number     Market
                                                            of       Value
Company                                                   Shares    (Note B)
-------                                                  --------  ----------
COMMON STOCK--Continued

                  Telephone-2.18%

Telefonos de Mexico, S.A., ADR                              3,000  $  123,000
                                                                   ----------

                  Textiles-2.83%

Burlington Industries, Inc.+                               16,100     158,987
                                                                   ----------

          Transportation, Rail & Truck-2.66%

Burlington Northern, Inc.                                   3,100     149,188
                                                                   ----------

            Transportation, Shipping-2.76%

Offshore Logistics+                                        11,900     154,700
                                                                   ----------

   TOTAL COMMON STOCK (Cost $5,595,367)                             5,468,024
                                                                   ----------

                                                                     Market
                                                                     Value
Company                                                             (Note B)
-------                                                            ----------
   TOTAL INVESTMENTS (Cost $5,595,367*)                     97.46% $5,468,024

Other assets, less liabilities                               2.54     142,448
                                                          -------  ----------

   TOTAL NET ASSETS                                        100.00% $5,610,472
                                                          =======  ==========

--------------
*       Aggregate cost for Federal income tax purposes.
+       Non-income producing security.

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
CAPITAL GROWTH PORTFOLIO
December 31, 1994

                                                          Number     Market
                                                            of       Value
Company                                                   Shares    (Note B)
-------                                                  --------  ----------
COMMON STOCK--45.99%

        Advertising, Broadcast & Publ.-2.59%

British Sky Broadcasting, ADR+                             24,100  $  578,400
Central European Media Center+                              9,750     136,500
                                                                   ----------
                                                                      714,900
                                                                   ----------

                Appliances-0.56%

The Singer Company, N.V., ADR                               5,150     153,856
                                                                   ----------

             Automotive Parts-0.83%

Finishmaster, Inc.+                                        24,950     227,669
                                                                   ----------

                 Banking-0.58%

First Empire State Corporation                              1,175     159,800
                                                                   ----------

                Beverages-1.69%

Dr. Pepper/Seven Up Companies, Inc.+                        6,480     166,050
Panamerican Beverage Inc., Class A                          9,515     300,912
                                                                   ----------
                                                                      466,962
                                                                   ----------

           Communication Systems-6.12%

Millicom International Cellular, S.A., ADR+                26,050     784,756
Motorola Inc.                                               4,925     285,034
Paging Network, Inc.+                                      18,125     616,250
                                                                   ----------
                                                                    1,686,040
                                                                   ----------

              Consumer Products-1.06%

Dial Corporation                                            1,350      28,688
Industrie Natuzzi SPA, ADR                                  7,750     263,500
                                                                   ----------
                                                                      292,188
                                                                   ----------

              Financial Services-13.28%

APS Holdings, Inc.+                                        12,975     366,544
Citicorp                                                   15,875     656,828
Espirito Santo Financial, ADR                              17,675     236,403
Grupo Financiero Inbursa "C", ORD+                         75,140     195,281
Grupo Financiero Serfin, ADR+                                 775       5,813
Household International, Inc.                              13,025     483,553
Kinnevik AB, ORD, Class B Free                             43,300   1,432,832
World Acceptance Corp.+                                    12,000     282,000
                                                                   ----------
                                                                    3,659,254
                                                                   ----------

                                                          Number     Market
                                                            of       Value
Company                                                   Shares    (Note B)
-------                                                  --------  ----------
                Hardware Stores-0.44%

Orchard Supply Hardware Stores+                            16,125  $  120,937
                                                                   ----------

             Health & Personal Care-0.14%

Dentsply International, Inc.                                1,200      37,800
                                                                   ----------

              Lodging & Restaurant-0.55%

Davco Restaurants, Inc.+                                   12,300     150,675
                                                                   ----------

                     Media-2.11%

Heritage Media Corp. Class A+                              16,525     444,109
Scandinavian Broadcasting System+                           6,725     137,863
                                                                   ----------
                                                                      581,972
                                                                   ----------

                Multi-Industries-0.84%

Newell Company                                             11,100     233,100
                                                                   ----------

                 Pharmaceuticals-3.58%

Pfizer, Inc.                                                3,525     272,306
R.P. Scherer Corp.+                                        15,750     714,656
                                                                   ----------
                                                                      986,962
                                                                   ----------

                   Publishing-2.26%

Wolters Klower, CVA, ORD                                    3,118     230,708
Wolters Kluwer, NV, ADR                                     5,300     392,159
                                                                   ----------
                                                                      622,867
                                                                   ----------

                  Retail Stores-4.36%

Carrefour Supermarche, ORD                                    603     249,932
Cato Corporation, Class A                                  26,200     189,950
Federated Department Stores+                               14,450     278,163
Filene's Basement Corp.+                                    2,200      10,175
Lowe's Companies, Inc.                                      7,875     273,656
Wal Mart Stores, Inc.                                       9,375     199,219
                                                                   ----------
                                                                    1,201,095
                                                                   ----------

          Software Products & Services-2.37%

First Data Corp.                                           10,075     477,303
General Motors Corp. Class E                                4,600     177,100
                                                                   ----------
                                                                      654,403
                                                                   ----------

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
CAPITAL GROWTH PORTFOLIO-(Continued)
December 31, 1994

                                                         Number      Market
                                                           of        Value
Company                                                  Shares     (Note B)
-------                                                 --------  -----------
COMMON STOCK--Continued

                    Steel-1.82%

AK Steel Holding Corp.+                                   16,350  $   502,763
                                                                  -----------

             Textiles & Apparel-0.81%

Gap Incorporated                                           7,375      224,937
                                                                  -----------

   TOTAL COMMON STOCK (Cost $11,709,962)                           12,678,180
                                                                  -----------

                                                                    Market
                                                      Principal     Value
Company                                                 Value      (Note B)
-------                                               ----------  -----------
SHORT-TERM OBLIGATIONS-5.20%

U.S. Treasury Bill, 5.620%, due 03/02/95              $1,300,000  $ 1,288,626
U.S. Treasury Bill, 5.630%, due 03/02/95                 145,000      143,732
                                                                  -----------

   TOTAL SHORT-TERM OBLIGATIONS (Cost $1,431,238)                   1,432,358
                                                                  -----------

   TOTAL INVESTMENTS (Cost $13,141,200*)                   51.19%  14,110,538

Other assets, less liabilities                             48.81   13,453,548
                                                           -----   ----------

   TOTAL NET ASSETS                                       100.00% $27,564,086
                                                      ==========  ===========

--------------
*       Aggregate cost for Federal income tax purposes.
+       Non-income producing security.

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
BALANCED PORTFOLIO
December 31, 1994

                                                          Number     Market
                                                            of       Value
Company                                                   Shares    (Note B)
-------                                                  --------  ----------
COMMON STOCK-33.10%

                Beverages-1.23%

PepsiCo, Inc.                                               5,000  $  181,250
                                                                   ----------

                Chemicals-0.89%

Lilly, Eli & Co.                                            2,000     131,250
                                                                   ----------

           Communication Systems-2.69%

American Telephone & Telegraph Company                      3,200     160,800
Bell Atlantic Corporation                                   2,000      99,500
GTE Corp.                                                   4,500     136,687
                                                                   ----------
                                                                      396,987
                                                                   ----------

                 Computers-1.04%

Computer Sciences Corp.                                     3,000     153,000
                                                                   ----------

          Food & Household Products-1.08%

CPC International, Inc.                                     3,000     159,750
                                                                   ----------

            Health & Personal Care-4.85%

American Home Products Corp.                                3,000     188,250
Bristol Myers Squibb Co.                                    3,000     173,625
Health Care REIT, Inc.                                      4,000      80,500
Nationwide Health Properties                                3,500     125,125
Schering Plough Corporation                                 2,000     148,000
                                                                   ----------
                                                                      715,500
                                                                   ----------

                  Insurance-1.87%

American International Group, Inc.                          1,500     147,000
Interpublic Group Companies, Inc.                           4,000     128,500
                                                                   ----------
                                                                      275,500
                                                                   ----------

            Lodging & Restaurant-1.73%

Bertucci's, Inc.+                                           8,000      88,000
McDonalds Corp.                                             5,700     166,725
                                                                   ----------
                                                                      254,725
                                                                   ----------

                   Machines-0.53%

Thermo Electron Corp.+                                      1,739      78,038
                                                                   ----------

                Manufacturing-1.08%

Minnesota Mining & Manufacturing Co.                        3,000     160,125
                                                                   ----------
                                                          Number     Market
                                                            of       Value
Company                                                   Shares    (Note B)
-------                                                  --------  ----------
                Merchandising-2.18%

Home Depot, Inc.                                            4,000   $ 184,000
Toys R Us+                                                  4,500     137,250
                                                                   ----------
                                                                      321,250
                                                                   ----------

               Misc-Industries-0.97%

Elan, PLC, ADR+                                             4,000     142,500
                                                                   ----------

          Office & Business Equipment-1.00%

Xerox Corporation                                           1,500     148,500
                                                                   ----------

             Oil, International-5.35%

Amoco Corporation                                           3,000     177,375
Chevron Corporation                                         5,000     223,125
Mobil Corporation                                           2,500     210,625
Texaco, Inc.                                                3,000     179,625
                                                                   ----------
                                                                      790,750
                                                                   ----------

            Oil Service Equipment-1.83%

Baker Hughes, Inc.                                          6,500     118,625
Schlumberger Limited                                        3,000     151,125
                                                                   ----------
                                                                      269,750
                                                                   ----------

                Retail Stores-3.49%

Dillard Department Stores, Class A                          5,000     133,750
May Department Stores Co.                                   3,000     101,250
Wal Mart Stores, Inc.                                       7,000     148,750
Walgreen Co.                                                3,000     131,250
                                                                   ----------
                                                                      515,000
                                                                   ----------

                  Telephone-0.72%

U.S. West, Inc.                                             3,000     106,875
                                                                   ----------

              Textiles & Apparel-0.57%

Nine West Group, Inc.+                                      3,000      85,125
                                                                   ----------


   TOTAL COMMON STOCK (cost $4,871,604)                             4,885,875
                                                                   ----------

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
BALANCED PORTFOLIO-(Continued)
December 31, 1994

                                                                      Market
                                                       Principal      Value
Company                                                  Value       (Note B)
-------                                               -----------  -----------
U.S. GOVERNMENT and AGENCY
OBLIGATIONS-27.89%

U.S. Treasury Note, 5.500%, due 02/15/95              $  300,000   $   299,906
U.S. Treasury Note, 5.125%, due 11/15/95                 250,000       245,703
U.S. Treasury Note, 4.750%, due 02/15/97                 750,000       706,171
U.S. Treasury Note, 7.375%, due 11/15/97                 150,000       148,406
U.S. Treasury Note, 6.000%, due 10/15/99               1,500,000     1,391,718
U.S. Treasury Note, 5.500%, due 04/15/00                 400,000       360,624
U.S. Treasury Note, 7.250%, due 05/15/04                 900,000       864,280
U.S. Treasury Bond, 6.250%, due 08/15/23                 125,000       101,523
                                                                   -----------

   TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
    (Cost $4,326,851)                                                4,118,331
                                                                   ===========

                                                                      Market
                                                       Principal      Value
Company                                                  Value       (Note B)
-------                                               -----------  -----------
SHORT-TERM OBLIGATIONS-42.50%

Student Loan Marketing Assoc., 5.750%, due 01/03/95   $   715,000  $   714,657
Merrill Lynch, 6.000%, due 01/04/95                       564,000      563,624
Du Pont E I De Nemours, 5.700%, due 01/05/95              440,000      439,652
Federal National Mtg. Assoc., 5.900%, due 01/09/95        370,000      369,454
Johnson & Johnson, 5.950%, due 01/09/95                   570,000      569,152
Goldman Sachs, 5.950%, due 01/10/95                       645,000      643,934
General Re, 5.950%, due 01/11/95                          450,000      449,182
General Electric Capital, 5.950%, due 01/12/95            250,000      249,504
First Deposit Funding Trust, 6.000%, due 01/13/95         405,000      404,123
Ameritech Capital Funding, 5.980%, due 01/24/95           745,000      742,030
AT&T, 5.820%, due 01/30/95                                110,000      109,466
Federal Farm Credit Bank, 5.830%, due 02/13/95            330,000      327,649
Abbott Labs, 6.050%, due 02/27/95                         700,000      693,177
                                                                   -----------

   TOTAL SHORT-TERM OBLIGATIONS (Cost $6,275,604)                    6,275,604
                                                                   -----------

   TOTAL INVESTMENTS (Cost $15,474,059*)                   103.49%  15,279,810

Other assets, less liabilities                              (3.49)    (514,957)
                                                      -----------  -----------

   TOTAL NET ASSETS                                        100.00% $14,764,853
                                                      ===========  ===========

--------------
*       Aggregate cost for Federal income tax purposes.
+       Non-income producing security.

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1994

                                                                  World
                                                                  Growth        Money        Gold
                                                                  Stock         Market       Stock
                                                                Portfolio     Portfolio     Portfolio
                                                               -----------   -----------   -----------
ASSETS
Investments-at market value (Notes B and C):

 Common Stock
   World Growth Stock Portfolio (cost-$38,208,159)             $44,271,835
   Gold Stock Portfolio (cost-$5,692,063)                                                   $7,137,701
   Domestic Growth Stock Portfolio (cost-$26,381,402)
   Growth and Income Portfolio (cost-$5,595,367)
   Capital Growth Portfolio (cost-$11,709,962)
   Balanced Portfolio (cost-$4,871,604)
 Preferred Stock
   World Growth Stock Portfolio (cost-$1,335,875)                1,305,671
 Corporate Bonds
   World Growth Stock Portfolio (cost-$1,298,454)                1,315,244
   Bond Portfolio (cost-$48,272)
 U.S. Government and Agency Obligations
   Bond Portfolio (cost-$13,631,808)
   Balanced Portfolio (cost-$4,326,851)
 Short-Term Obligations-at amortized cost which
  approximates market value                                       8,091,141   $7,717,571       248,296
                                                                -----------   ----------    ----------
  TOTAL INVESTMENTS                                              54,983,891    7,717,571     7,385,997
 Cash and cash equivalents                                          343,301      225,017        61,978
 Accrued investment income                                          160,236          341         2,738
 Receivable for portfolio securities sold                           179,966                    110,972
 Receivable from Chubb Life Insurance Company of America            111,183          423
 Deferred organization costs (Note B)
                                                                -----------   ----------    ----------
  TOTAL ASSETS                                                   55,778,577    7,943,352     7,561,685
LIABILITIES
 Due to Chubb Life Insurance Company of America                                                  4,618
 Dividends payable                                                2,838,549      259,435        50,893
 Payable for portfolio securities purchased                                                    149,265
 Accrued investment advisory fees (Note D)                           26,141        3,302         3,655
 Accrued custody fees                                                 9,953          130         1,304
 Payable to Chubb America Service Corp.                                 166                        325
                                                                -----------   ----------    ----------
   TOTAL LIABILITIES                                              2,874,809      262,867       210,060
                                                                -----------   ----------    ----------
NET ASSETS                                                      $52,903,768   $7,680,485    $7,351,625
                                                                ===========   ==========    ==========
NET ASSETS CONSIST OF:
 Capital paid in                                                $47,308,621   $7,681,371    $7,415,889
 Undistributed net investment income (loss)
 Accumulated net realized gain (loss) from investments                              (886)   (1,461,584)
 Undistributed (dividends in excess) net realized gains from
  foreign currency transactions                                        (265)                        34
 Net unrealized gain (loss) on investments and translation of
  assets and liabilities in foreign currencies (Note C)           6,047,699                  1,445,661
 Capital gain distributions required for
  Federal tax purposes over amounts
  recognized for financial reporting (Note C)                      (452,287)                   (48,375)
                                                                -----------   ----------    ----------
NET ASSETS                                                      $52,903,768   $7,680,485    $7,351,625
                                                                ===========   ==========    ==========
Shares of common stock outstanding (no par value,
 1,000,000,000 shares authorized)                                 2,783,776      749,331       452,308
                                                                ===========   ==========    ==========
Net asset value, offering and redemption price per share        $     19.00   $    10.25    $    16.25
                                                                ===========   ==========    ==========

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1994

                                                         Domestic                        Growth
                                                          Growth                          and            Capital
                                                          Stock           Bond          Income           Growth         Balanced
                                                         Portfolio      Portfolio      Portfolio        Portfolio      Portfolio
                                                       -----------     -----------     -----------     -----------   ------------
ASSETS
Investments-at market value (Notes B and C):

 Common Stock
   World Growth Stock Portfolio (cost-$38,208,159)
   Gold Stock Portfolio (cost-$5,692,063)
   Domestic Growth Stock Portfolio (cost-$26,381,402) $30,214,668
   Growth and Income Portfolio (cost-$5,595,367)                                     $ 5,468,024
   Capital Growth Portfolio (cost-$11,709,962)                                                       $12,678,180
   Balanced Portfolio (cost-$4,871,604)                                                                              $ 4,885,875
 Preferred Stock
   World Growth Stock Portfolio (cost-$1,335,875)
 Corporate Bonds
   World Growth Stock Portfolio (cost-$1,298,454)                    $    49,372
   Bond Portfolio (cost-$48,272)
 U.S. Government and Agency Obligations
   Bond Portfolio (cost-$13,631,808)                                  13,262,075
   Balanced Portfolio (cost-$4,326,851)                                                                                4,118,331
 Short-Term Obligations-at amortized cost which
   approximates market value                                                                           1,432,358       6,275,604
                                                     -----------     -----------     -----------     -----------     -----------
    TOTAL INVESTMENTS                                 30,214,668      13,311,447       5,468,024      14,110,538      15,279,810
 Cash and cash equivalents                             2,067,801         118,553         317,268      14,096,682           2,062
 Accrued investment income                                25,034          98,969          14,403          49,354          67,513
 Receivable for portfolio securities sold              1,221,169                                         107,797         355,357
 Receivable from Chubb Life Insurance
   Company of America                                     36,069          16,361          6,746           66,993          10,741
 Deferred organization costs (Note B)                                                     1,612            1,615           1,610
                                                     -----------     -----------     -----------     -----------     -----------
    TOTAL ASSETS                                      33,564,741      13,545,330       5,808,053      28,432,979      15,717,093
 LIABILITIES
 Due to Chubb Life Insurance Company of America
 Dividends payable                                     1,896,979         472,011         193,562         469,711         527,979
 Payable for portfolio securities purchased              187,307                                         372,648         412,176
 Accrued investment advisory fees (Note D)                19,517           5,385           3,494          22,202           9,193
 Accrued custody fees                                        804             122             482           4,332           2,102
 Payable to Chubb America Service Corp.                    1,468           1,367              43                             790
                                                     -----------     -----------     -----------     -----------     -----------
   TOTAL LIABILITIES                                   2,106,075         478,885         197,581         868,893         952,240
                                                     -----------     -----------     -----------     -----------     -----------
NET ASSETS                                           $31,458,666     $13,066,445     $ 5,610,472     $27,564,086     $14,764,853
                                                     -----------     -----------     -----------     -----------     -----------
NET ASSETS CONSIST OF:
 Capital paid in                                     $26,597,918     $13,664,679     $ 5,737,815     $26,708,913     $14,879,474
 Undistributed net investment income (loss)
 Accumulated net realized gain (loss) from
   investments                                         1,027,482        (229,601)                                         79,628
 Undistributed (dividends in excess) net
   realized gains from foreign currency
   transactions
 Net unrealized gain (loss) on investments
   and translation of assets and liabilities
   in foreign currencies (Note C)                      3,833,266       (368,633)       (127,343)         969,345        (194,249)
 Capital gain distributions required for
  Federal tax purposes over amounts
  recognized for financial reporting (Note C)                                                           (114,172)
                                                     -----------     -----------     -----------     -----------     -----------
NET ASSETS                                           $31,458,666     $13,066,445     $ 5,610,472     $27,564,086     $14,764,853
                                                     ===========     ===========     ===========     ===========     ===========
Shares of common stock outstanding (no par value,
 1,000,000,000 shares authorized)                      1,973,880       1,346,582         499,912       2,060,200       1,390,721
                                                     ===========     ===========     ===========     ===========     ===========
Net asset value, offering and redemption price
  per share                                          $     15.94     $      9.70     $     11.22     $     13.38     $     10.62
                                                     ===========     ===========     ===========     ===========     ===========

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
STATEMENT OF OPERATIONS
For the Year Ended December 31, 1994

                                                                  World
                                                                  Growth        Money        Gold
                                                                  Stock         Market       Stock
                                                                Portfolio     Portfolio     Portfolio
                                                               -----------   -----------   -----------
INVESTMENT INCOME

 Income:

  Interest                                                     $   310,616    $  310,681    $   25,445
  Dividends                                                      1,087,183                      75,653
  Foreign taxes withheld                                          (110,531)                     (5,797)
                                                               -----------   -----------   -----------
    Total investment income                                      1,287,268       310,681        95,301
                                                               -----------   -----------   -----------

 Expenses:

  Advisory fees (Note D)                                           377,344        39,051        60,959
  Custodian fees                                                    50,113           879         4,480
  Shareholder reports                                               20,957         3,285         3,510
  Professional fees                                                 19,310         2,996         3,187
  Insurance expense                                                  5,399           840           879
  Directors fees                                                     2,443           380           397
  Security valuation                                                16,806           618         4,321
  Registration fees                                                  4,389           870           274
  Miscellaneous expenses                                             4,617         2,327         2,403
  Amortization of deferred organization costs (Note B)
                                                               -----------   -----------   -----------

    Total expenses                                                 501,378        51,246        80,410
                                                               -----------   -----------   -----------

    Net investment income                                          785,890       259,435        14,891
                                                               -----------   -----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY

 Net realized gain (loss) on investments                         2,028,789          (886)      109,276
 Net realized foreign exchange gain (loss)                        (102,259)                     (2,987)
 Net unrealized loss on investments                             (4,696,572)         (507)   (1,382,511)
 Net unrealized gain (loss) on translation
  of assets and liabilities in foreign currencies                    4,667                           2
                                                               -----------   -----------   -----------

    Net realized and unrealized gain (loss) on
     investments and foreign currency                           (2,765,375)       (1,393)   (1,276,220)
                                                               -----------   -----------   -----------

 Net increase (decrease) in net assets
  resulting from operations                                    $(1,979,485)  $   258,042   $(1,261,329)
                                                               ===========   ===========   ===========

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
STATEMENT OF OPERATIONS
For the Year Ended December 31, 1994

                                                              Domestic                        Growth
                                                               Growth                           and
                                                               Stock            Bond          Income
                                                             Portfolio        Portfolio      Portfolio
                                                            -----------     -----------     -----------
INVESTMENT INCOME

 Income:

  Interest                                                  $    40,806     $   525,174     $     7,608
  Dividends                                                     411,107                         105,965
  Foreign taxes withheld                                                                           (663)
                                                            -----------     -----------     -----------
    Total investment income                                     451,913         525,174         112,910
                                                            -----------     -----------     -----------
 Expenses:

  Advisory fees (Note D)                                        221,681          38,648          32,319
  Custodian fees                                                  5,628           1,511           4,014
  Shareholder reports                                            12,374           3,042           1,750
  Professional fees                                              10,916           2,745           1,682
  Insurance expense                                               3,186             828             458
  Directors fees                                                  1,441             375             207
  Security valuation                                              5,326           1,008           3,060
  Registration fees                                               1,347           2,694           1,067
  Miscellaneous expenses                                          3,054           2,312           2,214
  Amortization of deferred organization costs (Note B)                                              715
                                                            -----------     -----------     -----------
    Total expenses                                              264,854          53,163          47,486
                                                            -----------     -----------     -----------
    Net investment income                                       187,059         472,011          65,424
                                                            -----------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY

 Net realized gain (loss) on investments                      2,737,402        (227,339)        128,139
 Net realized foreign exchange gain (loss)
 Net unrealized loss on investments                            (729,515)       (402,014)       (406,681)
 Net unrealized gain (loss) on translation
  of assets and liabilities in foreign currencies
                                                            -----------     -----------     -----------

    Net realized and unrealized gain (loss) on
     investments and foreign currency                         2,007,887        (629,353)       (278,542)
                                                            -----------     -----------     -----------

 Net increase (decrease) in net assets
  resulting from operations                                 $ 2,194,946     $  (157,342)    $  (213,118)
                                                            ===========     ===========     ===========

                                                                    Capital
                                                                    Growth         Balanced
                                                                   Portfolio       Portfolio
                                                                  -----------     -----------
INVESTMENT INCOME

 Income:

  Interest                                                       $   207,283     $   411,749
  Dividends                                                          110,738         172,150
  Foreign taxes withheld                                              (1,446)
                                                                 -----------     -----------
    Total investment income                                          316,575         583,899
                                                                 -----------     -----------

 Expenses:



  Advisory fees (Note D)                                             214,041         100,956
  Custodian fees                                                      15,549          11,990
  Shareholder reports                                                  8,693           5,577
  Professional fees                                                    8,374           5,093
  Insurance expense                                                    2,285           1,442
  Directors fees                                                       1,035             652
  Security valuation                                                   4,983           5,227
  Registration fees                                                    4,186           1,167
  Miscellaneous expenses                                               3,241           2,725
  Amortization of deferred organization costs (Note B)                   713             717
                                                                 -----------     -----------
    Total expenses                                                   263,100         135,546
                                                                 -----------     -----------
    Net investment income                                             53,475         448,353
                                                                 -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY

 Net realized gain (loss) on investments                             302,046         159,254
 Net realized foreign exchange gain (loss)                                17
 Net unrealized loss on investments                                 (893,606)       (783,353)
 Net unrealized gain (loss) on translation
  of assets and liabilities in foreign currencies                         28
                                                                 -----------     -----------
    Net realized and unrealized gain (loss) on
     investments and foreign currency                               (591,515)       (624,099)
                                                                 -----------     -----------
 Net increase (decrease) in net assets
  resulting from operations                                      $  (538,040)    $  (175,746)
                                                                 ===========     ===========

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                               World Growth                     Money Market                   Gold Stock
                                              Stock Portfolio                    Portfolio                     Portfolio
                                         ---------------------------     --------------------------    -----------------------
                                           Year            Year            Year            Year          Year           Year
                                           Ended           Ended           Ended           Ended         Ended          Ended
                                          December        December        December        December      December       December
                                          31, 1994        31, 1993        31, 1994        31, 1993      31, 1994       31, 1993
                                         -----------     -----------     -----------     ----------    ----------    ----------
Increase (decrease) in net assets:

From operations:

  Net investment income (loss).......    $   785,890     $   550,400     $   259,435     $  100,165     $  14,891     $   8,353
  Net realized gain (loss) on
   investments.......................      2,028,789       2,971,311            (886)           100       109,276      (115,099)

  Net realized foreign exchange
   gain (loss).......................       (102,259)        (74,336)                                      (2,987)       (1,480)

  Net unrealized gain (loss)
   on investments....................     (4,696,572)      6,690,215            (507)          (744)   (1,382,511)    3,019,073

  Net unrealized gain (loss) on
   translation of assets and
   liabilities in foreign currencies           4,667             407                                            2            (3)
                                         -----------     -----------     -----------     ----------    ----------    ----------
  Net increase (decrease) in net
   assets resulting from operations..     (1,979,485)     10,137,997         258,042         99,521    (1,261,329)    2,910,844

Dividends to shareholders from
 net investment income...............       (683,631)       (476,064)       (259,435)      (100,165)      (11,870)       (6,844)

Dividends to shareholders in excess
 of net investment income............           (265)

Distributions to shareholders from
 capital gains.......................     (2,213,897)     (2,499,319)                           (29)

Distributions to shareholders in
 excess of capital gains.............       (452,287)                                                                   (48,375)

Dividends to shareholders from
 capital paid in.....................

Increase in net assets derived from
 shareholder transactions (Note E)...     16,202,192       9,452,170       2,620,697      1,105,702       809,618       621,284
                                         -----------     -----------     -----------     ----------    ----------    ----------

 Net increase (decrease) in
  net assets.........................     10,872,627      16,614,784       2,619,304      1,105,029      (511,956)    3,525,284

Net Assets:
 Beginning of year...................     42,031,141      25,416,357       5,061,181      3,956,152     7,863,581     4,338,297
                                         ===========     ===========     ===========     ==========    ==========    ==========

 End of year.........................    $52,903,768     $42,031,141     $ 7,680,485     $5,061,181    $7,351,625    $7,863,581
                                         ===========     ===========     ===========     ==========    ==========    ==========

Undistributed net investment income..    $         0     $         0     $         0     $        0    $        0    $        0
                                         ===========     ===========     ===========     ==========    ==========    ==========

                      See notes to financial statements.

CHUBB AMERICA FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                           Domestic Growth Stock                   Bond                    Growth and Income
                                                 Portfolio                       Portfolio                     Portfolio
                                        ---------------------------     ---------------------------    --------------------------
                                           Year            Year            Year           Year           Year           Year
                                           Ended           Ended           Ended          Ended          Ended          Ended
                                          December        December        December       December       December       December
                                          31, 1994        31, 1993        31, 1994       31, 1993       31, 1994       31, 1993
                                        ------------    ------------    ------------    -----------   -----------    -----------

Increase (decrease) in net assets:

From operations:

  Net investment income (loss).......    $   187,059     $   180,995     $   472,011     $  392,220     $   65,424     $   28,248
  Net realized gain (loss) on
   investments.......................      2,737,402       2,796,109        (227,339)        31,891        128,139        131,315

  Net realized foreign exchange
   gain (loss).......................

  Net unrealized gain (loss)
   on investments....................       (729,515)        573,730        (402,014)       (15,384)      (406,681)       143,711

  Net unrealized gain (loss) on
   translation of assets and
   liabilities in foreign currencies
                                         -----------     -----------     -----------     ----------     ----------     ----------
  Net increase (decrease) in net
   assets resulting from operations..      2,194,946       3,550,834        (157,342)       408,727       (213,118)       303,274

Dividends to shareholders from
 net investment income...............       (187,059)       (180,995)       (472,011)      (392,220)       (65,424)       (28,248)

Dividends to shareholders in excess
 of net investment income............

Distributions to shareholders from
 capital gains.......................     (2,502,153)     (2,030,104)                       (31,891)      (192,338)       (64,088)

Distributions to shareholders in
 excess of capital gains.............                                         (1,925)

Dividends to shareholders from
 capital paid in.....................

Increase in net assets derived from
 shareholder transactions (Note E)...      6,880,643       3,746,716       8,233,919      1,436,682      3,249,910      1,131,325
                                         -----------     -----------     -----------     ----------     ----------     ----------

 Net increase (decrease) in
  net assets.........................      6,386,377       5,086,451       7,604,566      1,419,373      2,779,030      1,342,263

Net Assets:
 Beginning of year...................     25,072,289      19,985,838       5,461,879      4,042,506      2,831,442      1,489,179
                                         ===========     ===========     ===========     ==========     ==========     ==========

 End of year.........................    $31,458,666     $25,072,289     $13,066,445     $5,461,879     $5,610,472     $2,831,442
                                         ===========     ===========     ===========     ==========     ==========     ==========

Undistributed net investment income..    $         0     $         0     $         0     $        0     $        0     $        0
                                         ===========     ===========     ===========     ==========     ==========     ==========


                                                Capital Growth                     Balanced
                                                   Portfolio                       Portfolio
                                           --------------------------      --------------------------
                                             Year            Year            Year           Year
                                             Ended           Ended           Ended          Ended
                                            December        December        December       December
                                            31, 1994        31, 1993        31, 1994       31, 1993
                                           -----------     -----------    -----------    ----------
Increase (decrease) in net assets:

From operations:

  Net investment income (loss).......       $   53,475     $  (11,508)    $  448,353     $  265,691
  Net realized gain (loss) on
   investments.......................          302,046      1,321,816        159,254        200,346

  Net realized foreign exchange
   gain (loss).......................               17           (172)

  Net unrealized gain (loss)
   on investments....................         (893,606)     1,294,012       (783,353)       309,826

  Net unrealized gain (loss) on
   translation of assets and
   liabilities in foreign currencies                28            190
                                           -----------    -----------    -----------    -----------

  Net increase (decrease) in net
   assets resulting from operations..         (538,040)     2,604,338       (175,746)       775,863

Dividends to shareholders from
 net investment income...............          (53,492)                     (448,353)      (265,691)

Dividends to shareholders in excess
 of net investment income............

Distributions to shareholders from
 capital gains.......................         (546,146)    (1,194,908)      (163,739)       (200,346)

Distributions to shareholders in
 excess of capital gains.............         (114,172)                                      (45,971)

Dividends to shareholders from
 capital paid in.....................

Increase in net assets derived from
 shareholder transactions (Note E)...       13,442,447      8,620,325      3,848,793      4,495,606
                                           -----------    -----------    -----------    -----------

 Net increase (decrease) in
  net assets.........................       12,190,597     10,029,755      3,060,955      4,759,461

Net Assets:
 Beginning of year...................       15,373,489      5,343,734     11,703,898      6,944,437
                                           ===========    ===========    ===========    ===========

 End of year.........................      $27,564,086    $15,373,489    $14,764,853    $11,703,898
                                           ===========    ===========    ===========    ===========

Undistributed net investment income..      $         0    $         0    $         0    $         0
                                           ===========    ===========    ===========    ===========

                      See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
CHUBB AMERICA FUND, INC.
December 31, 1994

NOTE A-ORGANIZATION

Chubb America Fund, Inc. (the "Company") is a diversified open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Company was incorporated under the laws of the State of Maryland on October 19, 1984 for the purpose of funding Flexible Premium Variable Life Insurance Policies issued by Chubb Life Insurance Company of America ("Chubb Life"). The Company is composed of eight separate portfolios: the World Growth Stock Portfolio, the Money Market Portfolio, the Gold Stock Portfolio, the Domestic Growth Stock Portfolio, the Bond Portfolio, the Growth and Income Portfolio, the Capital Growth Portfolio, and the Balanced Portfolio. Chubb Life's ownership at December 31, 1994 is as follows:

                                                           PERCENTAGE OF
    PORTFOLIO                            SHARES OWNED    SHARES OUTSTANDING
    World Growth Stock                       23,275             0.84%
    Money Market                             93,202            12.44%
    Gold Stock                               79,948            17.68%
    Domestic Growth Stock                    66,735             3.38%
    Bond                                    145,657            10.82%
    Growth and Income                       105,451            21.09%
    Capital Growth                          112,037             5.44%
    Balanced                                537,037            38.62%

NOTE B-SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments: Investment securities are valued at the closing
------------------------
sales price on the exchange on which such securities are principally traded; securities traded in the over-the-counter market and securities traded on a national exchange for which no sales took place on the day of valuation are valued at the mean of the bid and asked prices at the close of trading. Quotations for foreign securities are in United States dollars and, accordingly, unrealized gains and losses on these securities reflect all foreign exchange fluctuations. Restricted securities are valued at fair value as determined in good faith by the Board of Directors. Short-term debt instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. At December 31, 1994 the World Growth, Gold and Capital Growth Portfolios owned short-term obligations with remaining maturities of greater than 60 days that, in aggregate, exceeded amortized cost by $422, $23 and $1,120, respectively.

Investment Security Transactions: Investment security transactions are
--------------------------------
recorded as of the trade date, the date the order to buy or sell is executed. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Deferred Organizational Costs: Costs incurred by the Company in connection
-----------------------------
with the organization and initial public offering of the Growth and Income, Capital Growth and Balanced Portfolios have been deferred and are being amortized over a five year period using the straight line method from the date the shares were first offered to the public. In the event that any of the initial shares are redeemed, by any holder thereof, during the amortization period, the proceeds will be reduced for any unamortized organizational costs in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Distributions to Shareholders: Distributions to shareholders from ordinary
-----------------------------
income and net realized capital gains are declared and distributed at least once annually. Distributions to shareholders are recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS
CHUBB AMERICA FUND, INC.
December 31, 1994

NOTE B-SIGNIFICANT ACCOUNTING POLICIES-(Continued)

The Company distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as dividends in excess of net investment income or accumulated net realized gains.

Foreign Currency Transactions: The World Growth Stock, Gold Stock and Capital
-----------------------------
Growth Portfolios engage in portfolio transactions that are denominated in foreign currency. All related receivables and payables are marked to market daily based on the most recent exchange rates listed at the close of the New York Stock Exchange.

The portfolios do not isolate the portion of the operating results due to changes in foreign exchange rates on investments from the fluctuations arising from changes in the market value of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains and losses arise from the fluctuation of exchange rates between trade date and settlement date on security transactions and from the difference between accrual date and payment date on accrued investment income. Net unrealized foreign exchange gains and losses are related to the fluctuation of exchange rates on the payables and receivables of securities and accrued investment income at fiscal year end.

Federal Income Taxes:  It is the policy of the Company for each Portfolio to
--------------------
continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing all of its ordinary income and net realized capital gains. Therefore, no Federal tax provision is required.

Foreign taxes withheld represents amounts withheld by foreign tax authorities, net of refunds recoverable.

NOTE C-INVESTMENTS

Net realized gains and losses on investment securities sold are determined by using the first-in, first-out method. The aggregate cost of investments owned for Federal income tax purposes is the same as for financial reporting purposes.

At December 31, 1994, gross unrealized gains and losses were as follows:

                                                Gross      Gross        Net
                                             Unrealized  Unrealized  Unrealized
                                                Gains      Losses    Gain/(Loss)
                                             ----------  ----------  -----------
World Growth Stock Portfolio                 $9,038,962  $2,988,278  $6,050,684
Gold Stock Portfolio                          2,151,126     705,465   1,445,661
Domestic Growth Stock Portfolio               6,002,776   2,169,510   3,833,266
Bond Portfolio                                   10,807     379,440    (368,633)
Growth and Income Portfolio                     219,831     347,174    (127,343)
Capital Growth Portfolio                      1,642,079     672,741     969,338
Balanced Portfolio                              219,580     413,829    (194,249)

At December 31, 1994, the World Growth Stock Portfolio had an unrealized foreign currency loss of $2,985 and the Capital Growth Portfolio had a foreign currency gain of $7.

NOTES TO FINANCIAL STATEMENTS
CHUBB AMERICA FUND, INC.
December 31, 1994

NOTE C-INVESTMENTS-(Continued)

At December 31, 1994, realized capital losses, for Federal income tax purposes, available to be used to offset future realized capital gains are as follows: the Money Market Portfolio has $886 which expires in 2002; the Gold Stock Portfolio has $1,461,584, of which $376,773 expires in 1998, $430,365 expires in 1999,
$370,619 expires in 2000, and $283,827 expires in 2001; the Bond Portfolio has $229,601 which expires in 2002.

In addition, during the period from November 1, 1994 through December 31, 1994, the World Growth Stock Portfolio incurred foreign currency losses of $265 and capital losses of $13,017, and the Capital Growth Portfolio incurred capital losses of $114,172 that are treated for Federal income tax purposes as if they had occurred on January 1, 1995. Accordingly, these Portfolios made capital gain distributions, as required by Internal Revenue Code Regulations, in excess of net capital gains recognized for financial reporting purposes.

The World Growth Stock Portfolio and the Gold Stock Portfolio had investments in passive foreign investment companies at December 31, 1994 which were marked to market for Federal tax purposes. Distributions of $439,270 on the World Growth Stock Portfolio and $48,375 on the Gold Stock Portfolio were declared based upon this mark to market adjustment, resulting in distributions in excess of net realized capital gains for financial statement purposes.

Purchases and sales of investment securities for the period ended December 31, 1994, other than short-term obligations, were as follows:

                                                                  Proceeds
                                                   Cost of          from
                                                 Investment      Investment
                                                 Securities      Securities
                                                  Purchased         Sold
                                                ------------    ------------
World Growth Stock Portfolio                    $17,730,240     $ 8,324,329
Gold Stock Portfolio                              2,659,395       1,312,982
Domestic Growth Stock Portfolio                  15,566,988      13,227,025
Bond Portfolio                                   18,644,530      10,327,113
Growth and Income Portfolio                       4,827,813       1,545,484
Capital Growth Portfolio                         28,786,107      29,485,147
Balanced Portfolio                               11,624,156       9,296,193

NOTE D-INVESTMENT ADVISORY FEES AND MANAGEMENT AGREEMENT

The Company has entered into an investment management agreement with Chubb Investment Advisory Corporation, a wholly-owned subsidiary of Chubb Life. Under the agreement, Chubb Investment Advisory Corporation provides investment management and certain administrative services for the Company. Chubb Investment Advisory Corporation has in turn retained Templeton, Galbraith & Hansberger, Ltd. to provide investment advisory services for the World Growth Stock Portfolio, Chubb Asset Managers, Inc. to provide investment advisory services for the Money Market, Bond, and Growth and Income Portfolios, Van Eck Associates Corporation to provide investment advisory services for the Gold Stock Portfolio, Pioneering Management Corporation to provide investment advisory services for the Domestic Growth Stock Portfolio, Janus Capital Corporation to provide investment advisory services for the Capital Growth Portfolio, and Phoenix Investment Counsel to provide investment advisory services for the Balanced Portfolio. For its investment management and administrative services, Chubb Investment Advisory Corporation is paid an annual fee through a daily charge based on a percentage of the average daily net asset value of each Portfolio as shown below:

NOTES TO FINANCIAL STATEMENTS
CHUBB AMERICA FUND, INC.
December 31, 1994

NOTE D-INVESTMENT ADVISORY FEES AND MANAGEMENT AGREEMENT-(Continued)

                        World                              Domestic                Growth
                        Growth      Money       Gold        Growth                  and        Capital
Average Daily           Stock       Market      Stock       Stock       Bond       Income      Growth     Balanced
Net Asset Value       Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
---------------       ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
First $200 Million       .75%        .50%       .75%        .75%        .50%         .75%       1.00%        .75%
Next $1.1 Billion        .70%        .45%       .70%        .70%        .45%         .70%        .95%        .70%
Over $1.3 Billion        .65%        .40%       .65%        .65%        .40%         .65%        .90%        .65%

NOTE E-SHAREHOLDERS' TRANSACTIONS

Following is a summary of transactions with shareholders for each portfolio.

                                           World Growth Stock Portfolio
                                  ---------------------------------------------
                                         Year Ended            Year Ended
                                      December 31, 1994     December 31, 1993
                                  -----------------------  --------------------
                                     Shares     Dollars     Shares     Dollars
                                  ----------  -----------  --------  ----------
Shares issued                      1,035,573  $21,466,773   480,387  $9,334,689
Shares issued as reinvestment of
  dividends                          168,068    3,486,913    65,566   1,096,656
Shares redeemed                     (431,951)  (8,751,494)  (53,440)   (979,175)
                                  ----------  -----------  --------  ----------

   Net increase                      771,690  $16,202,192   492,513  $9,452,170
                                  ==========  ===========  ========  ==========

                                               Money Market Portfolio
                                  ---------------------------------------------
                                         Year Ended            Year Ended
                                      December 31, 1994     December 31, 1993
                                  -----------------------  --------------------
                                     Shares     Dollars     Shares     Dollars
                                  ----------  -----------  --------  ----------
Shares issued                      1,254,266  $13,015,646   356,002  $3,689,352
Shares issued as reinvestment of
  dividends                            9,766      100,195    10,955     112,013
Shares redeemed                   (1,008,034) (10,495,144) (260,545) (2,695,663)
                                  ----------  -----------  --------  ----------

   Net increase                      255,998  $ 2,620,697   106,412  $1,105,702
                                  ==========  ===========  ========  ==========

                                      24

NOTES TO FINANCIAL STATEMENTS
CHUBB AMERICA FUND, INC.
December 31, 1994

NOTE E-SHAREHOLDERS' TRANSACTIONS-(Continued)

                                               Gold Stock Portfolio
                                   --------------------------------------------
                                         Year Ended            Year Ended
                                      December 31, 1994     December 31, 1993
                                   ----------------------  --------------------
                                     Shares     Dollars     Shares     Dollars
                                   ---------  -----------  --------  ----------
Shares issued                        157,979  $ 2,772,324    77,427  $1,234,157
Shares issued as reinvestment of
  dividends                              881       16,196       846       9,790
Shares redeemed                     (120,493)  (1,978,902)  (39,141)   (622,663)
                                   ---------  -----------  --------  ----------
   Net increase                       38,367  $   809,618    39,132  $  621,284
                                   =========  ===========  ========  ==========

                                        Domestic Growth Stock Portfolio
                                   --------------------------------------------
                                         Year Ended            Year Ended
                                      December 31, 1994     December 31, 1993
                                   ----------------------  --------------------
                                     Shares     Dollars     Shares     Dollars
                                   ---------  -----------  --------  ----------
Shares issued                        504,196  $ 8,172,260   254,117  $4,145,200
Shares issued as reinvestment of
  dividends                          185,687    2,977,104    94,573   1,435,235
Shares redeemed                     (268,980)  (4,268,721) (113,878) (1,833,719)
                                   ---------  -----------  --------  ----------
   Net increase                      420,903  $ 6,880,643   234,812  $3,746,716
                                   =========  ===========  ========  ==========

                                                   Bond Portfolio
                                   --------------------------------------------
                                         Year Ended            Year Ended
                                      December 31, 1994     December 31, 1993
                                   ----------------------  --------------------
                                     Shares     Dollars     Shares     Dollars
                                   ---------  -----------  --------  ----------
Shares issued                      1,223,216  $12,359,424   141,602  $1,532,243
Shares issued as reinvestment of
  dividends                           41,407      426,036    46,229     471,792
Shares redeemed                     (449,159)  (4,551,541)  (52,819)   (567,353)
                                   ---------  -----------  --------  ----------
    Net increase                     815,464  $ 8,233,919   135,012  $1,436,682
                                   =========  ===========  ========  ==========

                                      25

NOTES TO FINANCIAL STATEMENTS
CHUBB AMERICA FUND, INC.
December 31, 1994

NOTE E-SHAREHOLDERS' TRANSACTIONS-(Continued)

                                           Growth and Income Portfolio
                                   --------------------------------------------
                                         Year Ended            Year Ended
                                      December 31, 1994     December 31, 1993
                                   ----------------------  --------------------
                                     Shares     Dollars     Shares     Dollars
                                   ---------  -----------  --------  ----------
Shares issued                        293,263  $ 3,529,692   112,302  $1,333,183
Shares issued as reinvestment of
  dividends                           12,930      156,535       294       3,261
Shares redeemed                      (35,479)    (436,317)  (17,577)   (205,119)
                                   ---------  -----------  --------  ----------
   Net increase                      270,714  $ 3,249,910    95,019  $1,131,325
                                   =========  ===========  ========  ==========

                                              Capital Growth Portfolio
                                   --------------------------------------------
                                         Year Ended            Year Ended
                                      December 31, 1994     December 31, 1993
                                   ----------------------  --------------------
                                     Shares     Dollars     Shares     Dollars
                                   ---------  -----------  --------  ----------
Shares issued                      1,017,067  $13,892,818   684,193  $9,124,119
Shares issued as reinvestment of
  dividends                           92,665    1,310,134    17,399     222,490
Shares redeemed                     (127,748)  (1,760,505)  (53,735)   (726,284)
                                   ---------  -----------  --------  ----------
   Net increase                      981,984  $13,442,447   647,857  $8,620,325
                                   =========  ===========  ========  ==========

                                                 Balanced Portfolio
                                   --------------------------------------------
                                         Year Ended            Year Ended
                                      December 31, 1994     December 31, 1993
                                   ----------------------  --------------------
                                     Shares     Dollars     Shares     Dollars
                                   ---------  -----------  --------  ----------
Shares issued                        420,855  $ 4,654,199   394,727  $4,463,806
Shares issued as reinvestment of
  dividends                           41,717      466,037    22,682     248,427
Shares redeemed                     (115,035)  (1,271,443)  (18,923)   (216,627)
                                   ---------  -----------  --------  ----------
   Net increase                      347,537  $ 3,848,793   398,486  $4,495,606
                                   =========  ===========  ========  ==========

                                      26

NOTES TO FINANCIAL STATEMENTS
CHUBB AMERICA FUND, INC.
December 31, 1994

NOTE F-RESTRICTED SECURITIES
The Gold Stock Portfolio invests in securities which are restricted from resale. The Portfolio does not have the right to demand that such securities be registered. The portfolio's policy is to invest no more than 5% of the value of the portfolio's assets in equity securities which are not readily marketable. The securities are valued at fair value in accordance with the procedures described in Note B.

The following securities are not registered in the U.S. or their country of origin, and are considered restricted:

Restricted                                 Date of                   Market
Security                                 Acquisition        Cost     Value
----------                              --------------     ------    ------
Bolivar Goldfields Ltd., Warrants       April 20, 1994       $0       $0
Dayton Mining Corporation, Warrants       May 3, 1994         0        0
Miramar Mining Corp., Warrants          April 12, 1994        0        0

The value of these restricted securities at December 31, 1994 was $0, representing 0.0% of net assets.

In addition, the portfolio held unrestricted securities of the same issuer as follows:

Unrestricted                    Date of        Market      Date of       Market
Security of Same Issuer         Offering       Value      Acquisition    Value
-----------------------    -----------------  --------  --------------  --------
Dayton Mining Corporation    April 13, 1994   $165,390    May 3, 1994   $153,535
Mirimar Mining Corp.       February 24, 1994    21,368  April 12, 1994    24,418

CHUBB AMERICA FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the year:

                                                      World Growth Stock Portfolio
                                  -------------------------------------------------------------------------
                                     Year           Year           Year           Year           Year
                                    Ended          Ended          Ended          Ended          Ended
                                   December       December       December       December       December
                                   31, 1994       31, 1993       31, 1992       31, 1991       31, 1990
                                 -----------    -----------   ------------    -----------    -----------
Net asset value, beginning of
 year                            $     20.89    $     16.73    $     16.45    $     13.70    $     16.07

Income From Investment
 Operations

  Net investment income                 0.25           0.24           0.35           0.34           0.36

  Net gains and losses
   on securities (both
   realized and unrealized)            (0.89)          5.40           0.65           2.75          (2.00)
                                 -----------    -----------    -----------    -----------    -----------

  Total from investment
   operations                          (0.64)          5.64           1.00           3.09          (1.64)

Less Distributions to
 Shareholders

  Dividends from net
   investment income                   (0.25)         (0.24)         (0.35)         (0.34)         (0.37)

  Dividends in excess of net
   investment income

  Distributions from capital
   gains                               (0.81)         (1.24)         (0.37)                        (0.36)

  Distributions in excess of
   capital gains                       (0.19)
                                 -----------    -----------    -----------    -----------    -----------

  Returns of capital

  Total distributions                  (1.25)         (1.48)         (0.72)         (0.34)         (0.73)

Net asset value, end of year     $     19.00    $     20.89    $     16.73    $     16.45    $     13.70
                                 ===========    ===========    ===========    ===========    ===========

Total Return (A)                       (3.05%)        33.73%          6.10%         22.53%        (10.38%)

Ratios to Average Net Assets:

  Expenses                              1.00%          1.04%          1.17%          1.14%          1.22%

  Net investment income                 1.56%          1.64%          2.19%          2.40%          2.65%

Portfolio Turnover Rate                18.74%         34.90%         32.27%         50.06%         25.79%

Net Assets, At End of Year       $52,903,768    $42,031,141    $25,416,357    $22,659,930    $16,052,089

(A) Total return assumes reinvestment of all dividends during the year and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost.

CHUBB AMERICA FUND, INC.
FINANCIAL HIGHLIGHTS-(Continued)
For a share outstanding throughout the year (A):

                                                           Money Market Portfolio
                                  -------------------------------------------------------------------------
                                      Year           Year           Year           Year           Year
                                      Ended          Ended          Ended          Ended          Ended
                                    December       December       December       December       December
                                    31, 1994       31, 1993       31, 1992       31, 1991       31, 1990
                                  ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of
  year                            $     10.26    $     10.22    $     10.22    $     10.21    $     10.18

Income From Investment
 Operations

  Net investment income                  0.35           0.20           0.29           0.52           0.73

  Net gains and losses
   on securities (both
   realized and unrealized)             (0.01)          0.04                          0.01
                                  ------------   ------------   ------------   ------------   ------------

  Total from investment
   operations                            0.34           0.24           0.29           0.53           0.73

Less Distributions to
 Shareholders

  Dividends from net
   investment income                    (0.35)         (0.20)         (0.29)         (0.52)         (0.70)

  Dividends in excess of net
   investment income

  Distributions from capital
   gains

  Distributions in excess of
   capital gains

  Returns of capital
                                  ------------   ------------   ------------   ------------   ------------

  Total distributions                   (0.35)         (0.20)         (0.29)         (0.52)         (0.70)

Net asset value, end of year      $     10.25    $     10.26   $      10.22   $      10.22   $      10.21
                                  ============   ============   ============   ============   ============

Total Return (B)                         3.28%          2.32%          2.83%          5.18%          7.15%

Ratios to Average Net Assets:

  Expenses                               0.65%          0.74%          0.85%          0.85%          1.09%

  Net investment income                  3.31%          2.32%          2.81%          4.95%          6.90%

Portfolio Turnover Rate (C)               N/A            N/A            N/A            N/A            N/A

Net Assets, At End of Year        $ 7,680,485    $ 5,061,181    $ 3,956,152    $ 3,672,941    $ 2,910,677

(A) The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.

(B) Total return assumes reinvestment of all dividends during the year and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost.

(C) There were no purchases and/or sales of securities other than short-term obligations during the year. Therefore, the portfolio turnover rate has not been calculated.

CHUBB AMERICA FUND, INC.
FINANCIAL HIGHLIGHTS-(Continued)
For a share outstanding throughout the year:

                                                         Gold Stock Portfolio
                                  ----------------------------------------------------------------------
                                     Year           Year           Year           Year           Year
                                    Ended          Ended          Ended          Ended          Ended
                                   December       December       December       December       December
                                   31, 1994       31, 1993       31, 1992       31, 1991       31, 1990
                                  ----------     ----------     ----------     ----------     ----------
Net asset value, beginning
  of year                         $   19.00      $   11.57      $    11.99     $    12.76     $    16.95

INCOME FROM INVESTMENT
  OPERATIONS

  Net investment income                0.03           0.02            0.03           0.07           0.07

  Net gains and losses on
    securities (both
    realized and unrealized)          (2.65)          7.43           (0.42)         (0.77)         (4.19)
                                  ----------     ----------     ----------     ----------     ----------
  Total from investment
    operations                        (2.62)          7.45           (0.39)         (0.70)         (4.12)

LESS DISTRIBUTIONS TO
  SHAREHOLDERS

  Dividends from net
    investment income                  (0.03)         (0.02)         (0.03)         (0.07)         (0.07)

  Dividends in excess of net
    investment income

  Distributions from capital
    gains

  Distributions in excess of
    capital gains                      (0.10)

  Returns of capital
                                  ----------     ----------     ----------     ----------     ----------
  Total distributions                  (0.13)         (0.02)         (0.03)         (0.07)         (0.07)

Net asset value, end of year      $    16.25     $    19.00     $    11.57     $    11.99     $    12.76
                                  ==========     ==========     ==========     ==========     ==========
Total Return (A)                      (13.77%)        63.90%         (3.29%)        (5.48%)       (24.28%)

Ratios to Average Net Assets:

  Expenses                              0.99%          1.01%          1.13%          1.16%          1.36%

  Net investment income                 0.18%          0.14%          0.24%          0.57%          0.59%

Portfolio Turnover Rate                17.43%          7.32%          7.78%         14.23%         17.61%

Net Assets, At End of Year        $7,351,625     $7,863,581     $4,338,297     $4,646,951     $5,390,279

------------
(A) Total return assumes reinvestment of all dividends during the year and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost.

CHUBB AMERICA FUND, INC.
FINANCIAL HIGHLIGHTS-(Continued)
For a share outstanding throughout the year:

                                                             Domestic Growth Stock Portfolio
                                         --------------------------------------------------------------------------
                                            Year            Year            Year            Year            Year
                                           Ended           Ended           Ended           Ended           Ended
                                          December        December        December        December        December
                                          31, 1994        31, 1993        31, 1992        31, 1991        31, 1990
                                         -----------     -----------     -----------     -----------     ----------
Net asset value, beginning of
  year................................   $     16.14     $     15.16     $     12.96     $     10.15     $    13.25

Income From Investment
  Operations

  Net investment income...............          0.09            0.12            0.14            0.24           0.26

  Net gains and losses
    on securities (both
    realized and unrealized)..........          1.12            2.29            3.27            3.13          (2.71)
                                         -----------     -----------     -----------     -----------     ----------
  Total from investment
    operations........................          1.21            2.41            3.41            3.37          (2.45)

Less Distributions to
 Shareholders

  Dividends from net
    investment income.................         (0.09)          (0.12)          (0.14)          (0.24)         (0.26)

  Dividends in excess of net
    investment income.................

  Distributions from capital
    gains.............................         (1.32)          (1.31)          (1.07)          (0.32)         (0.39)

  Distributions in excess of
    capital gains.....................

  Returns of capital..................
                                         -----------     -----------     -----------     -----------     ----------
  Total distributions.................         (1.41)          (1.43)          (1.21)          (0.56)         (0.65)

Net asset value, end of year..........   $     15.94     $     16.14     $     15.16     $     12.96     $    10.15
                                         ===========     ===========     ===========     ===========     ==========
Total Return (A)......................          7.66%          15.89%          26.50%          33.18%        (18.55%)

Ratios to Average Net Assets:

  Expenses............................          0.89%           0.97%           1.07%           1.13%          1.25%

  Net investment income...............          0.63%           0.76%           1.07%           2.02%          2.38%

Portfolio Turnover Rate...............         46.65%          49.47%          41.36%          40.93%         15.17%

Net Assets, At End of Year............   $31,458,666     $25,072,289     $19,985,838     $15,583,806    $10,517,783

----------
(A) Total return assumes reinvestment of all dividends during the year and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost.

CHUBB AMERICA FUND, INC.
FINANCIAL HIGHLIGHTS-(Continued)
For a share outstanding throughout the year:

                                                                     Bond Portfolio
                                       ----------------------------------------------------------------------------
                                           Year            Year            Year            Year            Year
                                          Ended           Ended           Ended           Ended           Ended
                                         December        December        December        December        December
                                         31, 1994        31, 1993        31, 1992        31, 1991        31, 1990
                                        -----------     -----------     -----------     -----------     -----------
Net asset value, beginning of
  year..............................    $     10.28     $     10.21     $     10.61      $     9.83    $       9.76

Income From Investment
  Operations

  Net investment income.............           0.35            0.74            0.66            0.72            0.75

  Net gains and losses
    on securities (both
    realized and unrealized)........          (0.58)           0.13            0.13            0.79            0.06
                                        -----------     -----------     -----------     -----------     -----------
  Total from investment
    operations......................          (0.23)           0.87            0.79            1.51            0.81

Less Distributions to
  Shareholders

  Dividends from net
    investment income...............          (0.35)          (0.74)          (0.66)          (0.73)          (0.74)

  Dividends in excess of net
    investment income...............

  Distributions from capital
    gains...........................                          (0.06)          (0.53)

  Distributions in excess of
    capital gains...................

  Returns of capital................
                                        -----------     -----------     -----------     -----------     -----------
  Total distributions...............          (0.35)          (0.80)          (1.19)          (0.73)          (0.74)

Net asset value, end of year........    $      9.70     $     10.28     $     10.21     $     10.61     $      9.83
                                        ===========     ===========     ===========     ===========     ===========
Total Return (A)....................          (2.28%)          8.68%           7.46%          15.34%           8.44%

Ratios to Average Net Assets:

  Expenses..........................           0.68%           0.74%           0.88%           1.03%           1.21%

  Net investment income.............           6.07%           7.59%           6.83%           7.12%           7.97%

Portfolio Turnover Rate.............         140.30%         112.66%          81.23%          23.73%          29.25%

Net Assets, At End of Year..........    $13,066,445     $ 5,461,879     $ 4,042,506     $ 3,516,314     $ 2,905,564

----------
(A) Total return assumes reinvestment of all dividends during the year and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost.

CHUBB AMERICA FUND, INC.
FINANCIAL HIGHLIGHTS-(Continued)
For a share outstanding throughout the year:

                                       Growth and Income Portfolio
                                 -----------------------------------------
                                                               Period From
                                     Year           Year          May 1,
                                    Ended          Ended         1992 to
                                   December       December       December
                                   31, 1994       31, 1993      31, 1992(A)
                                  ----------     ----------     ----------
Net asset value, beginning of
  year                            $    12.35     $    11.10     $    10.27

Income From Investment
  Operations

  Net investment income                 0.13           0.12           0.02

  Net gains and losses
    on securities (both
    realized and unrealized)           (0.65)          1.53           0.83
                                  ----------     ----------     ----------
  Total from investment
    operations                         (0.52)          1.65           0.85

Less Distributions to
  Shareholders

  Dividends from net
    investment income                  (0.13)         (0.12)         (0.02)

  Dividends in excess of net
    investment income

  Distributions from capital
    gains                              (0.48)         (0.28)

  Distributions in excess of
    capital gains

  Returns of capital
                                  ----------     ----------     ----------
  Total distributions                  (0.61)         (0.40)         (0.02)

Net asset value, end of year      $    11.22     $    12.35     $    11.10
                                  ==========     ==========     ==========
Total Return (B)                       (4.24%)        14.94%         12.48%

Ratios to Average Net Assets:

  Expenses                              1.10%          1.35%          2.09% (C)

  Net investment income                 1.52%          1.38%          0.36% (C)

Portfolio Turnover Rate                38.17%         77.68%         54.11%

Net Assets, At End of Year        $5,610,472     $2,831,442     $1,489,179

-----------
(A) Per share data calculated from the initial offering date, May 1, 1992, for sale to Chubb Separate Account A. For the period from the start of business April 1, 1992 to April 30, 1992, net investment income per share aggregated $0 for the Growth and Income portfolio.

(B) Total return assumes reinvestment of all dividends during the year and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return for periods of less than one year have been annualized.

(C)  Per share data and ratios calculated on an annualized basis.

CHUBB AMERICA FUND, INC.
FINANCIAL HIGHLIGHTS-(Continued)
For a share outstanding throughout the year:

                                       Capital Growth Portfolio
                               -------------------------------------------
                                                               Period From
                                   Year           Year           May 1,
                                  Ended          Ended          1992 to
                                December        December        December
                                31, 1994        31, 1993       31, 1992(A)
                               -----------     -----------     -----------
Net asset value, beginning of
  year                         $     14.26     $     12.42     $      9.95

Income From Investment
  Operations

  Net investment income               0.03                           (0.01)

  Net gains and losses
    on securities (both
    realized and unrealized)         (0.49)           3.03            2.69
                               -----------     -----------     -----------
  Total from investment
    operations                       (0.46)           3.03            2.68

Less Distributions to
  Shareholders

  Dividends from net
    investment income                (0.03)

  Dividends in excess of net
    investment income

  Distributions from capital
    gains                            (0.33)          (1.19)          (0.21)

  Distributions in excess of
    capital gains                    (0.06)

  Returns of capital
                               -----------     -----------     -----------
  Total distributions                (0.42)          (1.19)          (0.21)

Net asset value, end of year   $     13.38     $     14.26     $     12.42
                               ===========     ===========     ===========

Total Return (B)                     (3.26%)         24.73%          40.40%

Ratios to Average Net Assets:

  Expenses                            1.22%           1.33%           1.96% (C)

  Net investment income               0.25%          (0.11%)         (0.37%)(C)

Portfolio Turnover Rate             202.04%         162.79%         104.76%

Net Assets, At End of Year     $27,564,086     $15,373,489     $ 5,343,734

------------
(A) Per share data calculated from the initial offering date, May 1, 1992, for sale to Chubb Separate Account A. For the period from the start of business April 1, 1992 to April 30, 1992, net investment income per share aggregated $0 for the Capital Growth portfolio.

(B) Total return assumes reinvestment of all dividends during the year and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return for periods of less than one year have been annualized.

(C)  Per share data and ratios calculated on an annualized basis.

CHUBB AMERICA FUND, INC.
FINANCIAL HIGHLIGHTS-(Continued)
For a share outstanding throughout the year:

                                              Balanced Portfolio
                                ---------------------------------------------
                                                                  Period From
                                     Year            Year            May 1,
                                    Ended           Ended           1992 to
                                   December        December        December
                                   31, 1994        31, 1993       31, 1992(A)
                                 -----------     -----------      ----------
Net asset value, beginning of
  year                           $     11.22     $     10.77      $    10.10

Income From Investment
  Operations

  Net investment income                 0.32            0.25            0.16

  Net gains and losses
    on securities (both
    realized and unrealized)           (0.47)           0.74            0.67
                                 -----------     -----------      ----------
  Total from investment
    operations                         (0.15)           0.99            0.83

Less Distributions to
  Shareholders

  Dividends from net
    investment income                  (0.32)          (0.25)          (0.16)

  Dividends in excess of net
    investment income

  Distributions from capital
    gains                              (0.13)          (0.25)

  Distributions in excess of
    capital gains                                      (0.04)

  Returns of capital
                                 -----------     -----------      ----------
  Total distributions                  (0.45)          (0.54)          (0.16)

Net asset value, end of year     $     10.62     $     11.22      $    10.77
                                 ===========     ===========      ==========

Total Return (B)                       (1.33%)          9.27%          12.33%

Ratios to Average Net Assets:

  Expenses                              1.01%           1.07%           1.43%(C)

  Net investment income                 3.34%           2.79%           2.80%(C)

Portfolio Turnover Rate               103.68%          65.49%          77.33%

Net Assets, At End of Year       $14,764,853     $11,703,898      $6,944,437

----------
(A) Per share data calculated from the initial offering date, May 1, 1992, for sale to Chubb Separate Account A. For the period from the start of business April 1, 1992 to April 30, 1992, net investment income per share aggregated $.03 for the Balanced portfolio.

(B) Total return assumes reinvestment of all dividends during the year and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return for periods of less than one year have been annualized.

(C)  Per share data and ratios calculated on an annualized basis.

Ernst & Young LLP                                    200 Clarendon Street
                                                     Boston, Massachusetts 02116

                                                     617/266-2000

                        REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders
Chubb America Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Chubb America Fund, Inc. (the "Fund", comprising, respectively, the World Growth Stock, Money Market, Gold Stock, Domestic Growth Stock, Bond, Growth and Income, Capital Growth, and Balanced Portfolios), including the schedules of portfolio investments, as of December 31, 1994, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated on pages 28, 29, 30, 31, 32, 33, 34 and 35 of these financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1994 by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Chubb America Fund, Inc. at December 31, 1994, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated on pages 28, 29, 30, 31, 32, 33, 34 and 35 of these financial statements, in conformity with generally accepted accounting principles.


                                                  Ernst & Young LLP

February 17, 1995

                            CHUBB AMERICA FUND, INC

                               One Granite Place

                          Concord, New Hampshire 03301

                                 (603) 226-5000

                                 A Series Fund
                                     with a
           World Growth Stock Portfolio Investing Primarily in Stocks
                   Money Market Portfolio Investing Primarily
                          in Money Market Instruments
         Gold Stock Portfolio Investing Primarily in Gold Mining Shares
             Bond Portfolio Investing Primarily in Debt Securities
         Domestic Growth Stock Portfolio Investing Primarily in Stocks
           Growth and Income Portfolio Investing Primarily in Stocks
             Capital Growth Portfolio Investing Primarily in Stocks
                   Balanced Portfolio Investing Primarily in
                       Stocks and Fixed Income Securities
         Emerging Growth Portfolio Investing Primarily in Common Stocks
                      of Small and Medium-Sized Companies

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Prospectus for the Fund. It is incorporated by reference into the Prospectus. A copy of the Prospectus may be obtained by writing or calling the Fund at the address or telephone number above.

--------------------------------------------------------------------------------

The date of the Prospectus to which this Statement of Additional Information relates is November 1, 1995.

The date of this Statement of Additional Information is November 1, 1995.

                               TABLE OF CONTENTS
                                                                            Page
                                                                            ----

Business History                                                              1

Investment Restrictions                                                       1

Description of Certain Investments
     Bank Obligations
     Repurchase Agreements
     Commercial Paper
     Loan Participation and other Direct Indebtedness
     Corporate Asset Backed Securities
     Lending of Securities
       Foreward Commitments
     Warrants
     Forward Foreign Currency Exchange Contracts
     American Depository Receipts
     Securities and Index Options
     Futures Contracts and Related Options
     High Yield Bonds
     Description of Investment Ratings

Risk Considerations
     U.S. Dollar Obligations of Foreign
       Branches of U.S. Banks
     Repurchase Obligations
     Foreign Securities
     Forward Foreign Currency Exchange Contracts
     Gold Mining Shares
     Options
     Futures Contracts and Related Options
     Federal Tax Matters

Investment Advisory and Other Services
     Investment Management Agreements
       and Sub-Investment Management Agreements
     Independent Auditors
     Custodians
     Payment of Expenses

Portfolio Transactions and Brokerage Allocations

Management of the Fund

Capital Stock

Offering and Redemption of Shares

Determination of Net Asset Value

Taxes

                                                            Page
                                                            ----
Performance and Yield Information

Additional Information
     Reports
     Name and Service Mark

Financial Statements

                                BUSINESS HISTORY

Chubb America Fund, Inc. (the "Fund") is an open-end diversified management investment company established by Chubb Life Insurance Company of America ("Chubb Life") to provide for the investment of assets of separate accounts established by Chubb Life or its affiliated insurance companies. Such assets are acquired by the separate accounts pursuant to the sale of flexible premium variable life insurance policies (the "Policies"). The Fund has no business history prior to being incorporated in Maryland on October 19, 1984. In the future, the Fund may sell its shares to other separate accounts funding variable annuities and variable life insurance policies established by Chubb Life, its successors or assigns, or by other insurance companies with which Chubb Life is affiliated, and may add or delete Portfolios.

                            INVESTMENT RESTRICTIONS

Each of the following investment restrictions are fundamental policies of the World Growth Stock, Money Market, Gold Stock, Bond and Domestic Growth Stock Portfolios and may not be changed for any such Portfolio without approval of a majority of the outstanding shares of each affected Portfolio. Investment restrictions 2, 3, 5, 6, 8-12 and 17 are fundamental policies for the Growth and Income, Capital Growth, Emerging Growth and Balanced Portfolios and may not be changed for any such Portfolio without approval of a majority of the outstanding shares of the affected Portfolio. Each restriction, whether or not fundamental, applies to each Portfolio of the Fund, unless otherwise indicated. A change in policy affecting only one Portfolio may be effected with the approval of a majority of the outstanding shares of that Portfolio only. (As used in the Prospectus and this Statement of Additional Information, the term "majority of the outstanding voting shares" means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares.) A Portfolio will not:

1. Invest more than 10%, or in the case of Emerging Growth Portfolio 15%, of the value of the total assets of the Portfolio in securities, or 5%, except with respect to Emerging Growth Portfolio, of the value of the total assets of the Portfolio in equity securities, which are not readily marketable, such as repurchase agreements having a maturity of more than seven days, restricted securities, and securities that are secured by interests in real estate.

2. Invest in real estate, although it may buy securities of companies which deal in real estate and securities which are secured by interests in real estate, including interests in real estate investment trusts.

3. Invest in commodities or commodity contracts, except that the Growth and Income Portfolio, the Capital Growth Portfolio, the Balanced Portfolio and the Emerging Growth Portfolio may each enter into financial futures contracts and options thereon that are listed on a national securities or commodities exchange if, immediately thereafter for that Portfolio: (a) the total of the initial margin deposits required with respect to all open futures positions at the time such positions were established plus the sum of the premiums paid for all unexpired options on futures contracts would not exceed 5% of the value of a Portfolio's total assets and (b) a segregated account consisting of cash or liquid high-grade debt securities in an amount equal to the total market value of any futures contracts purchased by a Portfolio, less the amount of any initial margin, is established by that Portfolio. In the case of an option that is "in-the-money" at the time of purchase, the "in-the-money" amount, as defined under Commodity Futures Trading Commission regulations, may be excluded in computing the 5% limit.

4. Invest in securities of other investment companies, except by purchases in the open market involving only customary broker's commissions or as part of a merger, consolidation, or acquisition, subject to limitations in the Investment Company Act of 1940 (the "1940 Act") and rules thereunder.

5. Make loans, except by the purchase of bonds or other debt obligations customarily distributed privately to institutional investors and except that the Fund may buy repurchase agreements and provided that the Emerging Growth Fund may lend its portfolio securities representing not in excess of 30% of its total assets (taken at market value).

6. Make an investment unless, when considering all its other investments, 75% of the value of the Portfolio's assets would consist of cash, cash items, U.S. Government securities, securities of other investment companies, and other securities. For this restriction, "other securities" are limited, for each issuer, to not more than 5% of the value of the Portfolio's assets and to not more than 10% of the issuer's outstanding voting securities.

As a matter of operating policy, the Fund considers bank obligations as "other securities" and will invest no more than 5% of a Portfolio's total assets in the obligations of any one issuer and will own no more than 10% of the outstanding voting securities of such issuer. Pursuant to this operating policy, the Fund will not consider repurchase agreements to be subject to this 5% limitation if the collateral underlying the repurchase agreements are exclusively U.S. Government Obligations.

7. Invest more than 5% of the value of the total assets of the Portfolio in securities of companies having a record of less than three years' continuous operations, including predecessors and unconditional guarantors.

8. Act as an underwriter of securities of other issuers, except to the extent that it may be deemed to be an underwriter in reselling securities, such as restricted securities, acquired in private transactions and subsequently registered under the Securities Act of 1933.

9. Except with respect to the Emerging Growth Portfolio, borrow money, except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, any Portfolio may borrow from banks up to 5% of its assets taken at cost, provided in each case that the total borrowings have an asset coverage, based on value, of at least 300%. The Emerging Growth Portfolio may not borrow money in an amount in excess of 33 1/3% of its total assets, and then only as a temporary measure for extraordinary or emergence purposes. This restriction will not prevent the Growth and Income Portfolio, the Capital Growth Portfolio, the Balanced Portfolio or Emerging Growth Portfolio from entering into futures contracts as set forth above in restriction 3.

10. Issue securities senior to its common stock except to the extent set out in paragraph 9 above. For purposes hereof, writing covered call options, and as regards Emerging Growth Portfolio, put options, and entering into futures contracts, to the extent permitted by restrictions 3 and 13, shall not involve the issuance of senior securities.

11. Sell securities short, except the Growth and Income Portfolio, the Capital Growth Portfolio, the Balanced Portfolio and the Emerging Growth Portfolio may make short sales against the box.

12. Buy securities on margin, except that (1) it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities, and (2) the Growth and Income Portfolio, the Capital Growth Portfolio, the Balanced Portfolio and the Emerging Growth Portfolio may make margin deposits in connection with futures contracts and options transactions to the extent permitted by restrictions 3 and 13.

13. Invest in or write puts, calls, straddles, or spreads. However, this restriction shall not prohibit the Portfolios (other than the Money Market Portfolio) from writing or selling covered call options or purchasing call options in order to close transactions. Nor shall this restriction prohibit the Emerging Growth or Capital Growth Portfolio from writing or selling covered call and put options or purchasing call or put options. This restriction shall not prohibit the Growth and Income Portfolio, the Capital Growth Portfolio, the Balanced Portfolio and the Emerging Growth Portfolio from investing more than 5% of the value of the total assets of the Portfolio in securities of companies having a record of less than three years' continuous operations, including predecessors and unconditional guarantors. (In addition, as a matter of operating policy, no Portfolio may write covered call options if, as a result, a Portfolio's securities covering all call options written or subject to put or call options would exceed 25% of the value of the Portfolio's total assets.)

14. Enter into a repurchase agreement with Chubb Life Insurance Company of America ("Chubb Life"); The Chubb Corporation; or a subsidiary of either of such corporations.

15. Except for the Emerging Growth Portfolio, participate on a joint or joint and several basis in any trading account in securities. Transactions for the Portfolios and any other accounts under common management may be combined or allocated between the Portfolios and such other accounts.

16.  Invest in companies for the purpose of exercising control of management.

17. Invest more than 25% of the value of the total assets of the Portfolio (other than the Gold Stock Portfolio) in securities of any one industry. Banks are not considered a single industry for purposes of this restriction. (As a matter of operating policy, only the Money Market Portfolio may utilize this exception.) Nor shall this restriction apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

18. Invest in interests, other than debentures or equity stock interests, in oil and gas or other mineral exploration or development programs.

19. Invest more than 5% of the total value of the assets of the Portfolio in warrants, whether or not the warrants are listed on the New York or American Stock Exchanges, or more than 2% of the value of the assets of the Portfolio in warrants which are not listed on those exchanges. Warrants acquired in units or attached to securities are not included in this restriction.

20. Invest more than 15% of the value of the assets of the Portfolios (except the Emerging Growth Portfolio) in securities of foreign issuers that are not listed on a recognized U.S. or foreign securities exchange, or quoted on an inter-dealer quotation system.


                       DESCRIPTION OF CERTAIN INVESTMENTS

The following is a description of certain types of investments which may be made by the Portfolios and which may involve certain specific risks, discussed under "RISK CONSIDERATIONS" below:

Bank Obligations

All of the Portfolios may acquire obligations of banks. These include certificates of deposit, which are normally limited to $100,000 per issuing bank, bankers' acceptances and time deposits. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Bankers' acceptances are time drafts drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). With a bankers' acceptance, the borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most bankers' acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are generally short-term, interest-bearing negotiable obligations issued by commercial banks against funds deposited in the issuing institution. None of the Portfolios will invest in time deposits maturing in more than seven days.

The Money Market Portfolio will not invest in any security issued by a commercial bank unless the bank is organized and operating in the U.S. and is a member of the Federal Deposit Insurance Corporation. However, this limitation shall not prohibit investments in foreign branches of U.S. banks which otherwise meet the foregoing requirements.

Repurchase Agreements

All of the Portfolios, except the Bond Portfolio and the Domestic Growth Stock Portfolio, may invest in repurchase agreements.

A repurchase agreement customarily obligates the seller, at the time it sells securities to the Portfolio, to repurchase the securities at a mutually agreed upon time and price. The total amount received on repurchase would be calculated to exceed the price paid by the Portfolio, reflecting an agreed upon market rate of interest for the period from the time of the repurchase agreement to the settlement date, and would not necessarily be related to the interest rate on the underlying securities. The differences between the total amount to be received upon repurchase of the securities and the price which was paid by the Portfolio upon their acquisition is accrued as interest and is included in the Portfolio's net income declared as dividends. The underlying securities will consist of high-quality securities. With respect to the Money Market Portfolio, the underlying security must be either a U.S. Government Obligation or a security rated in the highest rating category by the Requisite NRSROs (as defined in the Prospectus) and must be determined to present minimal credit risk. The Fund has the right to sell securities subject to repurchase agreements but would be required to deliver identical securities upon maturity of the repurchase agreements unless the seller fails to pay the repurchase price. It is each Portfolio's intention not to sell securities subject to repurchase agreements prior to the agreement's maturity.


Commercial Paper

All of the Portfolios may invest in commercial paper. Commercial paper involves an unsecured promissory note issued by a corporation. It is usually sold on a discount basis and has a maturity at the time of issuance of nine months or less. In connection with the World Growth Stock Portfolio, the Gold Stock Portfolio, the Bond Portfolio and the Domestic Growth Stock Portfolio, on the date of investment, such paper must be rated A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investor's Service, Inc. ("Moody's"), the highest commercial paper ratings, or the highest commercial paper ratings by other NRSROs, or, if not rated, must have been issued by a corporation with an outstanding debt issue rated AAA or AA by Standard & Poor's or AAA or Aa by Moody's as described below, and be of equivalent investment quality in the judgment of the Portfolio's Investment Manager or Sub-Investment Manager, as appropriate. On the date of investment, with respect to the Money Market Portfolio, such paper or its issuer must be rated in one of the two highest commercial paper rating categories by at least two NRSROs which have issued a rating with respect to such commercial paper or its issuer or by one NRSRO if that paper or its issuer has been rated by only one NRSRO or, if not rated, must be of comparable quality. In connection with the Growth and Income Portfolio, the Capital Growth Portfolio and the Balanced Portfolio, on the date of investment, such paper must be rated within the three highest categories by Moody's, Standard & Poor's or other NRSROs or, if not rated, must be of equivalent investment quality in the judgment of the Portfolio's Investment Manager or Sub-Investment Manager, as appropriate.

Loan Participations and Other Direct Indebtedness

As described in the Prospectus, the Portfolios may purchase loan participations and other direct indebtedness. In purchasing a loan participation, a Portfolio acquires some or all of the of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans and other direct indebtedness that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation collateral from a secured loan or other direct indebtedness would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

These loans and other direct indebtedness are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans and other direct indebtedness loans are typically made by a syndicate of lending institutions represented by an agent lending institution which has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower. Alternatively, such loans and other direct indebtedness may be structured as a novation, pursuant to which the Portfolio would assume all of the rights of the lending institution in a loan, or as an assignment, pursuant to which the Portfolio would purchase an assignment of a portion of a lender's interest in a loan or other direct indebtedness either directly from the lender or through an intermediary. A Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

Certain of the loan participations and other direct indebtedness acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligates a Portfolio to pay additional cash on a certain date or on demand. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when the Emerging Growth Portfolio might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Portfolio is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high grade debt obligations in an amount sufficient to meet such commitments.

The Emerging Growth Portfolio's ability to receive payment of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loan participations and other direct indebtedness which the Portfolio will purchase, The Sub-Investment Manager will rely upon its own (and not the original lending institution's) credit analysis of the borrower. As the Portfolio may be required to rely upon another lending institution to collect and pass on to the Portfolio amounts payable with respect to the loan and to enforce the Portfolio's rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Portfolio from receiving such amounts. In such cases, the Portfolio will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and the lending institution as an "issuer" of the loan participation for the purposes of certain investment restrictions pertaining to the diversification of the Portfolio's investments. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Portfolio. For example, if a loan or other direct indebtedness is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Portfolio relies on the Sub-Investment Manager's research in an attempt to avoid situations where fraud and misrepresentation could adversely affect the Portfolio. In addition, loan participations and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. To the extent that the Sub-Investment Manager determines that any such investments are illiquid, the Portfolio will include them in the investment limitations described below.

Corporate Asset-Backed Securities

As described in the Prospectus, the Fund may invest in corporate asset-backed securities. These securities, issued by trusts and special purposes corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities' weighted average life and may lower their return.

Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors and underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letter of credit obtained by the issuer or sponsor from third parties. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Lending of Securities

The Emerging Growth Portfolio may seek to increase its income by lending portfolio securities. Such loans will usually be made only to member banks of the Federal Reserve System and to its member firms (and subsidiaries thereof) of the New York Stock Exchange and would be required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Emerging Growth Portfolio would have the right to call a loan and obtain the securities loaned at any time on customary industry settlement notice (which will usually not exceed five days). During the existence of a loan, the Emerging Growth Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. The Emerging Growth Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to firms deemed by The Sub-Investment Manager to be of good standing, and when, in the judgment of The Sub-Investment Manager, the consideration which could be earned currently from securities loans of this type justifies the attendant risk. If The Sub-Investment Manager determines to make securities loans, it is not intended that the value of the securities loaned would exceed 30% of the value of the Emerging Growth Portfolio's total assets.

Forward Commitments

The Money Market, Capital Growth, Bond and Emerging Growth Portfolios may, from time to time, purchase securities on a forward commitment, when issued, or delayed delivery basis. The price of such forward commitment securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made. Delivery and payment will take place at a later date. Normally, the settlement date may take up to three months. During the period between purchase and settlement, no payments are made by the Portfolio to the issuer and no interest accrues to the Portfolio. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. While forward commitment securities may be sold prior to the settlement date, each Portfolio intends to purchase such securities with the purpose of actually acquiring them, unless a sale appears desirable for investment reasons. At the time a Portfolio makes the commitment to purchase a security on a forward commitment basis, the Portfolio will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that the net asset value or income of either Portfolio will be adversely affected by the purchase of securities on a forward commitment basis. Each Portfolio using forward commitments will maintain with the Fund's custodian, in a segregated account, cash or high-grade money market securities equal in value to its total commitments for forward commitment securities.

Warrants

All of the Portfolios, except the Money Market Portfolio, may invest in warrants, which are rights to buy certain securities at set prices during specified time periods. If, prior to the expiration date, the Portfolio is not able to exercise a warrant at a cost lower than the underlying securities, the Portfolio will suffer a loss of its entire investment in the warrant.

Forward Foreign Currency Exchange Contracts

The Capital Growth Portfolio and the Emerging Growth Portfolio may use forward foreign currency exchange contracts ("forward currency contracts") to hedge against the decline of a currency in which the Portfolio's securities are denominated. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contracts.

The Capital Growth Portfolio and the Emerging Growth Portfolio may enter into forward currency contracts or maintain a net exposure on such contracts only if
(i) the consummation of
the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in the currency and (ii) the Capital Growth Portfolio and the Emerging Growth Portfolio maintain with their custodian cash, U.S. government securities, or liquid, high-grade debt securities in a segregated account in an amount not less than the value of the Portfolio's total assets committed to the consummation of the contracts.

American Depository Receipts

The World Growth Stock Portfolio, the Growth and Income Portfolio, the Capital Growth Portfolio, the Balanced Portfolio, the Gold Stock Portfolio and the Emerging Growth Portfolio may invest in American Depository Receipts ("ADR's"). These are certificates issued by a U.S. bank representing the right to receive securities of a foreign issuer deposited in that bank or a correspondent bank. There are no fees imposed on the purchase or sale of ADR's when purchased from the issuing bank in the initial underwriting, although the issuing bank may impose charges for the collection of dividends and the conversion of ADR's into the underlying ordinary shares. Brokerage commissions will be incurred if ADR's are purchased through brokers on U.S. stock exchanges. Investments in ADR's often have advantages over direct investments in the underlying foreign securities, including the following: they are more liquid investments, they can be sold for U.S. dollars, they may be transferred easily, market quotations are readily available in the U.S. and more uniform financial information is available for the issuers of such securities. The Fund believes that the risk associated with ownership of ADR's are no greater than the risks associated with the direct ownership of foreign shares.

Securities and Index Options

All of the Portfolios, except the Money Market Portfolio, may write (sell) covered call options and purchase call options in order to close transactions. In addition, the Growth and Income Portfolio, the Capital Growth Portfolio, the Balanced Portfolio and the Emerging Growth Portfolio may purchase put and call options to enhance investment performance or for hedging purposes. The options activities of a Portfolio may increase its portfolio turnover rate and the amount of brokerage commissions paid. These commissions may be higher than those which would apply to purchases and sales of securities directly.

Writing Covered Call Options. A call option is a contract that gives the holder (buyer) of the option the right to buy (in return for a premium paid), and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at a specified price (the exercise price) at any time before the option expires. A covered call option is a call in which the writer of the option, for example, owns the underlying security throughout the option period. In such cases, the security covering the call will be maintained in a segregated account with the Fund's custodian. The exercise price of a call option written by a Portfolio may be below, equal to or above the current market value of the underlying security at the time the option is written. A Portfolio will write covered call options to reduce the risks associated with certain of its investments or to increase total investment return through the receipt of premiums.

A Portfolio may attempt to protect itself from loss due to a decline in value of the underlying security or from the loss of appreciation due to its rise in value by buying an identical option, in which case the purchase cost of such option may offset the premium received for the option previously written. In order to do this, the Portfolio makes a "closing purchase transaction" by the purchase of a call option on the same security with the same exercise price and expiration date as the covered call option which it has previously written. The Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

Purchasing Put and Call Options. A Portfolio may purchase put options on securities to protect its holdings in an underlying or related security against an anticipated decline in market value. Such hedge protection is provided only during the life of the option. Securities are considered related if their price movements generally correlate with one another. The purchase of put options on securities held by a Portfolio or related to such securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, a Portfolio will continue to receive interest or dividend income on the security.

A Portfolio may purchase call options on individual securities or stock indices in order to take advantage of anticipated increases in the price of those securities by purchasing the right to acquire the securities underlying the option or, with respect to options on indices, to receive income equal to the value of such index over the strike price. As the holder of a call option with respect to individual securities, a Portfolio obtains the right to purchase the underlying securities at the exercise price at any time during the option period. As the holder of a call option on a stock index, a Portfolio obtains the right to receive, upon exercise of the option, a cash payment equal to the multiple of any excess of the value of the index on the exercise date over the strike price specified in the option.

Options on Indexes. A Portfolio may write covered call options and purchase put and call options on appropriate securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of a Portfolio's securities or to enhance income. Unlike a stock option which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash settlement amount based upon price movements in the stock market generally (or in a particular industry or segment of the market represented by the index) rather than the price movements in individual stocks.

A securities index fluctuates with changes in the market values of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges, among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange. Options on other types of securities indexes, which do not currently exist, including indexes on certain debt securities, may be introduced and traded on exchanges in the future.


Futures Contracts and Related Options

The Growth and Income Portfolio, the Capital Growth Portfolio, the Balanced Portfolio and the Emerging Growth Portfolio may purchase or sell futures contracts and related options.

Futures Transactions. A futures contract is an agreement to buy or sell a security (or deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures exchanges and trading in futures is regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures contracts trade on certain regulated contracts markets.

Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing-out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Upon entering into a futures contract, a Portfolio will be required to deposit with a futures commission merchant a certain percentage (usually 1% to 5%) of the futures contracts market value as initial margin. A Portfolio may not commit in the aggregate more than 5% of the market value of its total assets to initial margin deposits on the Portfolio's existing futures contracts and premium paid for options on unexpired futures contracts. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned upon termination of the futures contract if all contractual obligations have been satisfied. The initial margin in most cases will consist of cash or U.S. Government securities. Subsequent payments, called variation margin, may be made with the futures commission merchant as a result of marking the contracts to market on a daily basis as the contract value fluctuates.

Futures on Debt Securities. A futures contract on a debt security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities [assuming a "long" position] a Portfolio will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures on debt securities [assuming a "short" position] it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open future positions on debt securities will be valued at the most recent settlement price, unless such price does not appear to the Sub-Investment Manager to reflect the fair value of the contract, in which case the positions will be valued by, or under the direction of, the Board of Directors.

The Portfolios by hedging through the use of futures on debt securities seek to establish more certainty with respect to the effective rate of return on their portfolio securities. A Portfolio may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Portfolio (or securities having characteristics similar to those held by the Portfolio) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Portfolio's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position.

On other occasions, a Portfolio may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Portfolio intends to purchase particular debt securities, but expects the rate of return available in the bond market at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the debt securities should occur (with its concomitant reduction in yield), the increased cost to the Portfolio of purchasing the debt securities will be offset, at least to some extent, by the rise in the value of the futures position in debt securities taken in anticipation of the subsequent purchase of such debt securities.

The Portfolio could accomplish similar results by selling debt securities with long maturities and investing in debt securities with short maturities when interest rates are expected to increase or by buying debt securities with long maturities and selling debt securities with short maturities when interest rates are expected to decline. However, by using futures contracts as a risk management technique (to reduce a Portfolio's exposure to interest rate fluctuations), given the greater liquidity in the futures market than in the bond market, it might be possible to accomplish the same result more effectively and perhaps at a lower cost. See Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts below.

Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

Stock index futures may be used to hedge the equity portion of a Portfolio's securities portfolio with regard to market risk (involving the market's assessment of over-all economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short" position in stock index futures, a Portfolio may seek to protect the value of its portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, a Portfolio will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case. See Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts below.

Options on Futures. For bona fide hedging purposes, the Growth and Income Portfolio, the Capital Growth Portfolio, the Emerging Growth Portfolio and the Balanced Portfolio may purchase put and call options and write call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position) at a specified exercise price at any time before the option expires. Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which presumably will be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (to deliver a "short" position to the option holder) at the option exercise price which presumably will be higher than the current market price of the contract in the futures market.

When a Portfolio, as a purchaser of an option on a futures contract, exercises such option and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures variation margin account. Any loss suffered by the writer of the option of a futures contract will be debited to its futures variation margin account. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option usually will realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid as purchaser or required as a writer.

Options on futures contracts can be used by a Portfolio to hedge the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts themselves. Depending on the pricing of the option, compared to either the futures contract upon which it is based or upon the price of the underlying securities themselves, it may or may not be less risky than direct ownership of the futures contract or the underlying securities.

In contrast to a futures transaction, in which only transaction costs are involved, benefits received by a Portfolio as a purchaser in an option transaction will be reduced by the amount of the premium paid as well as by transaction costs. In the event of an adverse market movement, however, a Portfolio which purchased an option will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs, and may consequently benefit from a favorable movement in the value of its portfolio securities that would have been more completely offset if the hedge had been effected through the use of futures.

If a Portfolio writes call options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Portfolio will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held by, or to be acquired for, the Portfolio. If the option is exercised, the Portfolio will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which may be partially offset by favorable changes in the value of its portfolio securities.

While the purchaser or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, a Portfolio's ability to establish and close out options positions at fairly established prices will be subject to the existence of a liquid market. The Portfolios will not purchase or write options on futures contracts unless, in the Sub-Investment Manager's opinion, the market for such options has sufficient liquidity that the risks associated with such options transactions are not at unacceptable levels.

Options on Foreign Currencies

As noted in the Prospectus, the Capital Growth and Emerging Growth Portfolios may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which Forward Contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant.

In order to protect against such diminutions in the value of portfolio securities, the Capital Growth and Emerging Growth Portfolios may purchase put options on the foreign currency. If the value of the currency does decline, the Capital Growth and Emerging Growth Portfolios will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its investments which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Capital Growth and the Emerging Growth Portfolios may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Capital Growth and the Emerging Growth Portfolios deriving from purchases of foreign options will be reduced by the amount of the premium and related transactions costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Capital Growth and the Emerging Growth Portfolios could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

The Capital Growth and Emerging Growth Portfolios may write options on foreign currencies for the same types of hedging purposes. For example, where the Capital Growth or Emerging Growth Portfolios anticipate a decline in the dollar value of foreign-dominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of premium received.

Similarly, instead of purchasing a call option to hedge against anticipated increase in the dollar cost of securities to be acquired, the Capital Growth or Emerging Growth Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Capital Growth or Emerging Growth Portfolio to hedge such increased costs up to the amount of the premium. Foreign currency options written by the Emerging Growth Portfolio will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Emerging Growth Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Emerging Growth Portfolio also may be required to forgo all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts.

The Portfolios will engage in transactions in futures contracts and related options only for bona fide hedging purposes and not for speculation. The Portfolios may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amounts of initial margin deposits on a Portfolio's existing futures contracts and premiums paid for unexpired options on futures contracts would exceed 5% of the value of the Portfolio's total assets; provided, however, that in the case of an option that is "in-the-money" at the time of purchase, the "in-the-money" amount may be excluded in calculating the 5% limitation. In instances involving the purchase or sale of futures contracts or the writing of covered call options thereon by a Portfolio, such positions will always be "covered", as appropriate, by either
(i) an amount of cash and cash equivalents, equal to the market value of the futures contracts purchased or sold and options written thereon (less any related margin deposits), deposited in a segregated account with its custodian or (ii) by owning the instruments underlying the futures contract sold (i.e., short futures positions) or option written thereon or by holding a separate option permitting the Portfolio to purchase or sell the same futures contract or option at the same strike price or better.

High Yield Bonds

The medium and lower quality debt securities in which the Capital Growth and Emerging Growth Portfolios may invest are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Medium and lower quality bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. For example, a projected economic downturn or the possibility of an increase in interest rates could cause a decline in high yield bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals or obtain additional financing. In addition, the secondary trading market for medium and lower quality bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult for the Sub-Investment Manager to accurately value certain portfolio securities. Further, there is the risk that certain high yield bonds containing redemption or call provisions may be called by the issuers of such bonds in a declining interest rate market and the Portfolio might then have to replace such called bonds with lower yielding bonds, thereby decreasing the net investment income to the Portfolio.

Description of Investment Ratings

Moody's - Bond Ratings

Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa-Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's Commercial Paper Ratings

Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's - Bond Ratings

AAA-This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA-Bonds rated AA also qualify as quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB-Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.


BB, B, CCC, CC-Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree. While such bonds will likely have some equality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C-Bonds rated C are typically subordinated to senior debt which is assigned an actual or implied CCC rating.

D-Bonds rated D are in payment default or may be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A-Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.

A-1-This designation indicates that the degree of safety regarding timely payment is very strong.

A-2-Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

A-3-Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

Commencing on July 27, 1984, Standard & Poor's instituted a new rating category with respect to certain municipal note issues with a maturity of less than three years. The new note ratings and symbols are:

SP-1-A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.

SP-2-A satisfactory capacity to pay principal and interest.

SP-3-A speculative capacity to pay principal and interest.

Standard & Poor's may continue to rate note issues with a maturity greater than three years in accordance with the same rating scale currently employed for municipal bond ratings.

                              RISK CONSIDERATIONS

U.S. Dollar Obligations of Foreign Branches of U.S. Banks

The Money Market Portfolio and the Balanced Portfolio may regularly invest in U.S. dollar denominated obligations of foreign branches of FDIC-member U.S. banks. These instruments represent the loan of funds actually on deposit in the U.S. The Fund believes that the U.S. bank would be liable in the event that the foreign branch failed to pay on its U.S. dollar obligations. Nevertheless, the assets supporting the liability could be expropriated or otherwise restricted if located outside the U.S. Exchange controls, taxes, or political and economic developments could affect liquidity or repayment. Because of possibly conflicting laws or regulations, the issuing bank could maintain and prevail that the liability is solely that of the branch, thus exposing the Portfolio to a possible loss. Such U.S. dollar obligations of foreign branches of FDIC-member

U.S. banks are not covered by the usual $100,000 of FDIC insurance if they are payable only at an office of such a bank located outside the U.S., the District of Columbia, Puerto Rico, Guam, American Samoa, and the Virgin Islands.

Repurchase Agreements

During the holding period of a repurchase agreement, the seller marks to market the collateral on a daily basis and must provide additional collateral if the market value of the obligation falls below the repurchase price. If a Portfolio acquires a repurchase agreement and then the seller defaults at a time when the value of the underlying securities is less than the obligation of the seller, the Fund could incur a loss. If the seller defaults or becomes insolvent, a Portfolio could realize delays, costs or a loss in asserting its rights to the collateral in satisfaction of the seller's repurchase agreement. The Portfolios will enter into repurchase agreements only with sellers who are believed to present minimal credit risks and whose creditworthiness has been evaluated by the Board of Directors of the Fund. As a general matter, if the seller of the repurchase agreement is a bank it must have assets of at least $1,000,000,000; if the seller is a broker-dealer it must have a net worth of at least $25,000,000.

Foreign Securities

The investment in securities of foreign issuers by the World Growth Stock Portfolio, the Gold Stock Portfolio, the Growth and Income Portfolio, the Capital Growth Portfolio, the Balanced Portfolio, and the Emerging Growth Portfolio may involve special considerations associated with fluctuating exchange rates, the fact that foreign securities and the markets therefore are not as liquid as their domestic counterparts, the imposition of exchange control restrictions, and economic or political instability. In addition, issuers of foreign securities are subject to different, and in some cases less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. As a result, the selection of investments in foreign issuers may be more difficult and subject to greater risks than investments in domestic issuers.

These Portfolios make investments in businesses located in foreign nations. Thus, there is the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect investments in those nations. Further, foreign brokerage commissions and custodian fees are generally higher than in the U.S. In addition, government restrictions in certain countries and other limitations or investment may affect the maximum percentage of equity ownership in any one company by the Portfolios. Moreover, in some countries, only special classes of securities may be purchased by external investors and the price, liquidity, and rights with respect to such securities may differ from those relating to shares owned by nationals. In addition, there may also be the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property. As a result, the selection of securities of non-U.S. issuers may be more difficult and subject to greater risks than investment in domestic issuers.

A Portfolio may be affected, either unfavorably or favorably, by fluctuations in the relative rates of exchange between the currencies of different nations and the exchange control regulations and by their indigenous economic and political developments. The Sub-Investment Managers for these Portfolios will consider these and other factors before investing in particular foreign securities, and will not make such investments unless, in its opinion, such investments will meet the policies and objectives of its respective Portfolio. In addition, the Board of Directors will monitor all foreign custody arrangements to ensure compliance with the 1940 Act and the rules thereunder, and will review and approve, at least annually, the continuance of such arrangements as consistent with the best interests of the Fund and the stockholders.

Forward Foreign Currency Exchange Contracts

The Capital Growth and Emerging Growth Portfolios' use of forward foreign currency exchange contracts involves the special risks described below. The precise matching of the amounts of foreign currency contracts and the value of the portfolio securities being hedged will not generally be possible, because the future value of such securities in foreign currencies will change as a consequence of movements in the market value of those securities between the dates the forward currency contracts are entered into and the dates they mature.

In addition, since it is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward currency contract, it may be necessary for the Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the securities being hedged is less than the amount of foreign currency the Portfolio would be obligated to deliver upon the sale of such securities. Conversely, it may be necessary for the Portfolio to sell some of the foreign currency received upon the sale of portfolio securities on the spot market if the market value of such securities exceeds the amount of foreign currency the Portfolio is obligated to deliver.


Further, the Capital Growth and Emerging Growth Portfolios may not always be able to enter into a forward currency contract when the Sub-Investment Manager deems it advantageous to do so, for instance, if the Portfolio is unable to find a counterparty to the transaction at an attractive price. Moreover, the Portfolio may not be able to purchase forward currency contracts with respect to all of the foreign currencies in which its portfolio securities may be denominated. In those circumstances, and in other circumstances in which the Portfolio enters into a cross-hedging forward currency contract, the correlation between the movements in the exchange rates of the subject currency and the currency in which the portfolio security is denominated may not be precise. Finally, the cost of purchasing forward currency contracts in a particular currency will reflect, in part, the rate of return available on instruments denominated in that currency. The cost of purchasing forward contracts to hedge portfolio securities that are denominated in currencies that, in general, yield high rates of return may, therefore, tend to reduce the rate of return.

Gold Mining Shares

The four largest producers of gold currently are the Republic of South Africa, the U.S., Australia and Canada. Economic and political conditions and objectives prevailing in these countries may have direct effects on the production and marketing of newly produced gold and sales of central bank gold holdings. Political and social conditions in South Africa, due to the history of apartheid and the volatility of the political conditions in the new South African government and unsettled political conditions which could recur in South Africa as well as in neighboring countries, may pose certain risks to investments in South Africa if aggravated by local or international developments, such risks could have an adverse effect on investments in South Africa including the Fund's investments and, under certain conditions, on the liquidity of the Funds portfolio and its ability to meet shareholder redemption requests. The ability of the Fund to invest or hold investments in South African companies may be further affected by changes in the United States or South African laws or regulations. In the past legislation has been proposed in Congress which would require U.S. investors, including the Fund, to sell their investment in South Africa. If such legislation were to be enacted it could have a materially adverse effect on the value of the Fund's investments in South Africa. Notwithstanding these considerations, the recent liberalization of South Africa's political system could reduce the risks described above in the future.

Options

During the option period, the writer of a call option has, in return for the premium received on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. The premium is intended to offset that loss in whole or in part. Unlike the situation in which the Portfolio owns securities not subject to a call option, the Portfolio in writing call options must assume that the call may be exercised at any time prior to the expiration of its obligation as a seller, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price, although it must be at the previously agreed to exercise price.

The risk of purchasing a call option or a put option is that the Portfolio may lose the premium it paid plus transaction costs. If a Portfolio does not exercise the option and is unable to close out the position prior to expiration of the option, it will lose its entire investment. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. Although a Portfolio will write and purchase options only when the Sub-Investment Manager believes that a liquid secondary market will exist for options of the same series, there can be no assurance that a liquid secondary market will exist for a particular option at a particular time and that a Portfolio, if it so desires, can close out its position by effecting a closing transaction. If the writer of a covered call option is unable to effect a closing purchase transaction, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call writer may not be able to sell the underlying security at a time when it might otherwise be advantageous to do so.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Portfolio will not exactly match the composition of the securities indexes on which options are written. The principal risk in purchasing securities index options is that the premium and transaction costs paid by a Portfolio will be lost as a result of unanticipated movements in the price of the securities comprising the securities index for which the option has been purchased. In writing securities index options, the principal risks are the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities.

Futures Contracts and Related Options

Positions in futures contracts and related options may be closed out only on an exchange that provides a secondary market for such contracts or options. A Portfolio will enter into an option or futures contract only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures contract or related option position. In the case of a futures contract, in the event of adverse price movements a Portfolio would continue to be required to make daily margin payments. In this situation, if a Portfolio has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, a Portfolio may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures contracts also could have an adverse impact on a Portfolio's ability to hedge its portfolio effectively.

There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause a Portfolio to incur additional brokerage commissions and may cause an increase in a Portfolio's turnover rate.

The successful use of futures contracts and related options also depends on the ability of the Sub-Investment Manager to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a Portfolio or such prices move in a direction opposite to that anticipated, a Portfolio may realize a loss on the hedging transaction that will not be offset by an increase in the value of its portfolio securities. As a result, a Portfolio's return for the period may be less than if it had not engaged in the hedging transaction.

Utilization of futures contracts by a Portfolio involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, a Portfolio will experience a gain or loss which will not be completely offset by movements in the price of the securities.

Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for a Portfolio because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Portfolio while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

Federal Tax Matters

A policyowner's interest in earnings on assets held in a separate account and invested in the Fund are not includible in the policyowner's gross income because the Policies presently qualify as life insurance contracts for Federal income tax purposes.

The Fund intends that each Portfolio will comply with Section 817(h) of the Code and the regulations thereunder. Pursuant to that Section, the only shareholders of the Fund and its Portfolios will be separate accounts funding variable annuities and variable life insurance policies established by Chubb Life, its successors and assigns or by other insurance companies with which Chubb Life is affiliated and Chubb Life's general account which provided the initial capital for the Portfolios.

In addition, Section 817(h) of the Code and the regulations thereunder impose diversification requirements on the separate accounts and on the Portfolios. These diversification requirements are in addition to the diversification requirements imposed by the Code for the Portfolios to be treated as regulated investment companies. Failure to meet the requirements of Section 817(h) could result in taxation to Chubb Life or its affiliated insurance companies and immediate taxation of the owners of the policies funded by the Fund.

The Secretary of the Treasury may in the future issue regulations or one or more revenue rulings which would prescribe the circumstances in which a policyowner's control of the investments of a segregated asset account may cause the policyowner, rather than an insurance company, to be treated as the owner of the assets of the account. The regulations could impose requirements that are not reflected in the Policy, relating, for example, to such elements of policyowner control as premium allocation, transfer privileges and investment in a division focusing on a particular investment sector such as the Gold Stock Portfolio. Failure to comply with any such regulations presumably would cause earnings on a policyowner's interest in the separate account to be includible in the policyowner's gross income in the year earned.

The Fund may, therefore, find it necessary to take action to assure that the Policy continues to qualify as a life insurance policy under Federal tax laws. The Fund, for example, may be required to alter the investment objectives of any Portfolios or substitute the shares of one Portfolio for those of another. No such change of investment objectives or substitution of securities will take place without notice to affected policyholders and the approval of a majority of such policyholders or without prior approval of the Securities and Exchange Commission, to the extent legally required. See "TAXES" below.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Management Agreements and Sub-Investment Management Agreements.

The Fund has entered into Investment Management Agreements with Chubb Investment Advisory Corporation ("Chubb Investment Advisory") with respect to all Portfolios. The Fund and Chubb Investment Advisory have also executed Sub-Investment Management Agreements with Templeton, Galbraith & Hansberger Ltd. ("Templeton"), Chubb Asset Managers, Inc. ("Chubb Asset"), Van Eck Associates Corporation ("Van Eck Associates"), Pioneering Management Corporation ("Pioneer"), Janus Capital Corporation ("Janus"), Phoenix Investment Counsel, Inc. ("Phoenix") and Massachusetts Financial Services Company ("MFS") (collectively the "Sub-Investment Managers") with regard to the World Growth Stock; Money Market, Bond and Growth and Income; Gold Stock; Domestic Growth Stock; Capital Growth; Balanced and Emerging Growth Portfolios, respectively.

The Investment Management Agreements provide that Chubb Investment Advisory, subject to control and review by the Fund's Board of Directors, is responsible for the overall management and supervision of each Portfolio and for providing certain administrative services to the Fund. See "MANAGEMENT OF THE FUND" in the Prospectus. The Sub-Investment Management Agreements provide that the Sub-Investment Managers, subject to review by the Fund's Board of Directors and by Chubb Investment Advisory, have the day-to-day responsibility for making decisions to buy, sell or hold any particular security for the Portfolio which they advise.

Chubb Investment Advisory, each Sub-Investment Manager and their affiliates may provide investment advice to other clients, including, but not limited to, mutual funds, individuals, pension funds and institutional investors. In addition, persons employed by Chubb Asset, who are also investment personnel of Chubb & Son, Inc., currently provide investment advice to, supervise and monitor investment portfolios for The Chubb Corporation and its affiliates, including general accounts of the insurance affiliates of The Chubb Corporation. Some of the advisory accounts of Chubb Investment Advisory, each Sub-Investment Manager, and their affiliates may have investment objectives and investment programs similar to those of the Portfolios. Accordingly, occasions may arise when securities that are held by other advisory accounts, or that are currently being purchased or sold for other advisory accounts, are also being selected for purchase or sale for a Portfolio. It is the practice of Chubb Investment Advisory, each Sub-Investment Manager and their affiliates to allocate such purchases or sales insofar as feasible among their several clients in a manner they deem equitable, to all accounts involved. Under normal circumstances such transactions will be (1) done on a pro-rata basis substantially in proportion to the amounts ordered by each account, (2) entered into only if the trade is likely to produce a benefit for the Portfolios, and (3) at the same average price for each client. While it is conceivable that in certain instances this procedure could adversely affect the price or number of shares involved in the Fund's transaction, it is believed that the procedure generally contributes to better overall execution of the Fund's portfolio transactions. It is also the policy of Chubb Investment Advisory, each Sub-Investment Manager, and each of their affiliates not to favor any one account over the other.

For providing investment advisory and management services to the Fund, Chubb Investment Advisory receives monthly compensation from the Fund and has sole responsibility to provide each Sub-Investment Manager, other than Janus, with quarterly compensation and Janus with monthly compensation, at annual rates computed as described under "MANAGEMENT OF THE FUND" in the Prospectus. For the year ended December 31, 1991, the Fund paid $145,842, $17,724, $36,147, $15,669 and $100,941 to Chubb Investment Advisory for the World Growth Stock Portfolio, the Money Market Portfolio, the Gold Stock Portfolio, the Bond Portfolio and the Domestic Growth Stock Portfolio, respectively. For the year or, as appropriate, period ended December 31, 1992, the Fund paid $181,840, $19,900, $34,123,
$19,085, $132,309, $6,408, $18,974 and $31,657 to Chubb Investment Advisory for
the World Growth Stock Portfolio, the Money Market Portfolio, the Gold Stock Portfolio, the Bond Portfolio, the Domestic Growth Stock Portfolio, the Growth and Income Portfolio, the Capital Growth Portfolio and the Balanced Portfolio, respectively. For the year ended December 31, 1993, the Fund paid $251,741, $21,623, $45,147, $25,819, $177,616, $15,277, $104,700, and $73,318 to Chubb
Investment Advisory for the World Growth Stock Portfolio, the Money Market Portfolio, the Gold Stock Portfolio, the Bond Portfolio and the Domestic Growth Stock Portfolio, respectively. For the year ended December 31, 1994, the Fund paid $377,344, $39,051, $60,959, $38,648, $221,681, $32,319, $214,041 and
$100,956 to Chubb Investment Advisory for the World Growth Stock Portfolio, the Money Market Portfolio, the Gold Stock Portfolio, the Bond Portfolio, the Domestic Growth Stock Portfolio, the Growth and Income Portfolio, the Capital Growth Portfolio and the Balanced Portfolio, respectively. All such fees were paid pursuant to the terms of the Investment Management Agreements and the Sub-Investment Management Agreements. The Emerging Growth Portfolio will be added to the Fund on May 1, 1995 and therefore no investment advisory fees were paid by it during 1994. The Growth and Income Portfolio, the Capital Growth Portfolio and the Balanced Portfolio were not added as investment alternatives until May 1, 1992 and, therefore, no investment advisory fees were paid by these Portfolios during 1991.

The Investment Management Agreements also obligate Chubb Investment Advisory to perform certain administrative services which are described more completely in the Prospectus. Certain of these functions have been delegated to the Sub-Investment Managers.

The continuance of the Investment Management Agreements and the Sub-Investment Management Agreements was approved by the Fund's Board of Directors on February 2, 1995. Unless earlier terminated, each Agreement will remain in effect as to the applicable Portfolio from year to year with respect to each such Portfolio, if approved annually (1) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Portfolio, and (2) by a majority of the Board of Directors who are not interested persons, within the meaning of the 1940 Act, of any party to such Agreement. The Agreements are not assignable and may be terminated without penalty on 60 days' written notice at the option of any party or, with respect to any Portfolio, by the requisite vote of the stockholders of that Portfolio. See "CAPITAL STOCK" in this Statement of Additional Information.

Independent Auditors

Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, has been selected as the independent auditors of the Fund.

The financial statements of the Fund included in this Statement of Additional Information and the related financial highlights included in the Prospectus for the periods indicated therein have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere in this Statement of Additional Information, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York 10043, acts as custodian of the Fund's assets. The Fund has also appointed, with the approval of the Fund's Board of Directors, from time to time, sub-custodians, qualified under Rule 17f-5 of the 1940 Act, with respect to certain foreign securities. The Fund may authorize Citibank to enter into an agreement with any U.S. banking institution or trust company to act as a sub-custodian pursuant to a resolution of the Fund's Board of Directors. Securities owned by the Fund subject to repurchase agreements may be held in the custody of other U.S. banks.

Payment of Expenses

Chubb Investment Advisory is obligated to assume the cost of certain administrative expenses for the Fund, as described in the Prospectus under the heading "MANAGEMENT OF THE FUND." The Fund pays the following expenses: brokerage commissions and transfer taxes; other state, federal and local taxes and filing fees; fees and expenses of qualification of the Fund and its shares under federal and state securities laws subsequent to the effective date of this Prospectus; compensation of directors who are not interested persons of the Fund ("disinterested directors"); travel expenses of disinterested directors; interest and other borrowing costs; extraordinary or nonrecurring expenses such as litigation; costs of printing and distributing communications to current policyowners; insurance premiums; charges and expenses of the custodian, independent auditors, and counsel; industry association dues; and other expenses not expressly assumed by Chubb Investment Advisory. Certain other expenses are assumed by Chubb Securities Corporation ("Chubb Securities") pursuant to a distribution agreement with the Fund. See "OFFERING AND REDEMPTION OF SHARES" below.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE
                                  ALLOCATIONS

Under the Investment Management Agreements, Chubb Investment Advisory has ultimate authority to select broker-dealers through which securities are to be purchased and sold, subject to the general control of the Board of Directors. Under the Sub-Investment Management Agreements, the Sub-Investment Managers have day-to-day responsibility for selecting broker-dealers through which securities are to be purchased and sold, subject to Chubb Investment Advisory's overall monitoring and supervision. The Sub-Investment Managers each provide the trading desk for their respective Portfolio transactions. Chubb Investment Advisory will perform daily valuation of the assets of each Portfolio.

The Money Market Portfolio's investments usually will be purchased on a principal basis directly from issuers, underwriters or dealers. Accordingly, minimal brokerage charges are expected to be paid on such transactions. Purchases from an underwriter generally include a commission or concession paid by the issuer, and transactions with a dealer usually include the dealer's mark-up.

The amount of brokerage commissions paid by the Fund for all Portfolios (excluding the Growth and Income Portfolio, the Capital Growth Portfolio and the Balanced Portfolio for the year 1991) for 1992, 1993 and 1994 were $92,575, $92,952, $151,477 and $201,435, respectively.

Insofar as known to management, no director or officer of the Fund, Chubb Investment Advisory, any Sub-Investment Manager or any person affiliated with any of them has any material direct or indirect interest in any broker-dealer employed by or on behalf of the Fund.

In selecting broker-dealers to execute transactions for the Fund, the Sub-Investment Managers are obligated to use their best efforts to obtain for each Portfolio the most favorable overall price and execution available, considering all the circumstances. Such circumstances include the price of the security, the size of the broker-dealer's "spread" or commission, the willingness of the broker-dealer to position the trade, the reliability, financial strength and stability and operational capabilities of the broker-dealer, the ability to effect the transaction at all where a large block is involved, the availability of the broker-dealer to stand ready to execute possibly difficult transactions in the future, and past experience as to qualified broker-dealers, including broker-dealers who specialize in any Canadian or foreign securities held by the Portfolios. Such considerations are judgmental and are weighed by the Sub-Investment Managers in seeking the most favorable overall economic result for the Fund.

Notwithstanding the foregoing, however, and subject to appropriate policies and procedures as then approved by the Board of Directors of the Fund, Chubb Investment Advisory and the Sub-Investment Managers are authorized to allocate portfolio transactions to broker-dealers who have provided brokerage and research services, as such services are defined in Section 28(e) of the Securities and Exchange Act of 1934, for the Portfolios or other advisory accounts as to which Chubb Investment Advisory or any Sub-Investment Manager has investment discretion. In addition, Chubb Investment Advisory and the Sub-Investment Managers may cause the Portfolios to pay a broker-dealer a commission for effecting a securities transaction in excess of the amount another broker-dealer would have charged for effecting the same transaction, if Chubb Investment Advisory or the Sub-Investment Manager determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services, as defined above, provided by such broker-dealer viewed in terms of either that particular transaction or the overall responsibilities of Chubb Investment Advisory or the Sub-Investment Managers with respect to the Portfolios or their other advisory accounts. Such brokerage and research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, and, portfolio strategy. Such brokerage and research services may be used by Chubb Investment Advisory or a Sub-Investment Manager in connection with any other advisory accounts managed by it. Conversely, research services for any other advisory accounts may be used by the Sub-Investment Manager or Chubb Investment Advisory in managing the investments of a Portfolio. Chubb Investment Advisory or a Sub-Investment Manager may also receive from such broker-dealers quotations for Portfolio valuation purposes, provided that this results in no additional cost to the Fund.

Research services may be provided to Templeton, at no additional cost to the Fund, by various wholly owned subsidiaries, including Templeton Investment Counsel, Inc., a corporation registered under the Investment Advisers Act of 1940, Templeton Investment Management (Hong Kong) Ltd., and Templeton Management Limited, a Canadian company. The research services include information, analytical reports, computer screening studies, statistical data, and factual resumes pertaining to securities in the U.S. and in various foreign nations which

Templeton considers as having relatively stable and friendly governments.
Such supplemental research, when utilized, is subjected to analysis by Templeton before being incorporated into the investment advisory process. Templeton pays these subsidiaries compensation and reimbursement of expenses as mutually agreed on, without cost to the Fund. These subsidiaries and Templeton are independent contractors and in no sense is any of them an agent for the other. Any of them is free to discontinue such research services at any time on 30 days' notice without cost or penalty.

In 1994, $7,038 of commissions were paid to brokers because of research services provided to either Chubb Investment Advisory or the Sub-Investment Managers.

The Sub-Investment Managers will use their best efforts to recapture all available tender offer solicitation fees and similar payments in connection with tenders of the securities of the Fund and to advise the Fund of any fees or payments of whatever type which it may be possible to obtain for the Fund's benefit in connection with the purchase or sale of Fund securities.

Any of the Sub-Investment Managers and Chubb Investment Advisory may combine transactions for the Fund with transactions for other accounts managed by them or their affiliates, including other investment companies registered under the 1940 Act, as previously described above. Transactions will be combined only when the transaction meets the Fund's requirements as to selection of brokers or dealers and negotiation of prices and commissions which the Sub-Investment Managers would otherwise apply.

                             MANAGEMENT OF THE FUND

The directors and officers of the Fund, their addresses, their positions with the Fund, and their principal occupations for the past five years are set forth below:

                         Positions
                         with              Principal Occupations for
Name and Address         the Fund          the Past Five Years
----------------         ---------         -------------------

Ronald Angarella*        President         Senior Vice President, Chubb Life,
One Granite Place        and Director      President and Director, Chubb
Concord, N.H. 03301                        Investment Advisory, Chubb
                                           Securities and Hampshire Funding,
                                           Inc.; Senior Vice President and
                                           Director, Chubb Investment Funds,
                                           Inc.

Richard V. Werner*       Senior Vice       Senior Vice President, Chief
One Granite Place        President and     Financial Officer, Chubb Life
Concord, N.H. 03301      Director          Insurance Company of America,
                                           Colonial Life Insurance Company, and
                                           Chubb Sovereign Life Insurance
                                           Company; Director, Chubb Investment
                                           Advisory; Vice President, The Chubb
                                           Corporation; President, ChubbHealth
                                           Holdings, Inc., Chairman of the
                                           Board, ChubbHealth, Inc.

Charles C. Cornelio      Vice              Senior Vice President, Chief
One Granite Place        President         Administrative Officer, Counsel and
Concord, N.H. 03301                        Assistant Secretary, Chubb Life
                                           Insurance Company of America and
                                           Chubb Investment Funds, Inc.; Vice
                                           President, General Counsel and
                                           Secretary, Chubb Securities
                                           Corporation and Hampshire Funding,
                                           Inc.; Secretary, Chubb Investment
                                           Advisory.

                         Positions
                         with              Principal Occupations
Name and Address         the Fund          for the Past Five Years
----------------         --------          -----------------------
Shari J. Lease           Secretary         Assistant Vice President and
One Granite Place                          Associate Counsel, Chubb Life;
Concord, N.H. 03301                        Secretary, Chubb Investment Funds,
                                           Inc.; Assistant Secretary, Chubb
                                           Investment Advisory, previously
                                           Assistant Counsel and Assistant Vice
                                           President, State Bond and Mortgage
                                           Company and affiliated companies.

John A. Weston           Treasurer         Assistant Vice President and Mutual
One Granite Place                          Fund Accounting Officer of
Concord, N.H. 03301                        ChubbLife; Treasurer of Chubb
                                           Securities Corporation, Chubb
                                           Investment Advisory and Hampshire
                                           Funding, Inc.; formerly, Mutual Fund
                                           Accounting Manager for the Fund,
                                           Chubb Investment Funds, Inc. and
                                           Chubb Investment Advisory
                                           Corporation and Assistant Treasurer
                                           for Chubb Securities Corporation and
                                           Hampshire Funding, Inc.

Thomas H. Elwood         Assistant         Assistant Counsel, Chubb Life
One Granite Place        Secretary         Assistant Secretary, Chubb
Concord, N.H. 03301                        Investment Funds, Inc., Chubb Series
                                           Trust; formerly, Associate Counsel,
                                           New York Life Insurance Company;
                                           Secretary New York Life
                                           Institutional Funds, Inc., Assistant
                                           Secretary, Mainstay Funds, and MFA
                                           Funds.

Mark D. Landry           Assistant         Senior Fund Accountant for ChubbLife
One Granite Place        Treasurer         and Chubb Investment Advisory;
Concord, N.H. 03301                        Assistant Treasurer of Chubb
                                           Investment Funds, Inc.; formerly
                                           Fund Accountant for the Fund, Chubb
                                           Investment Funds, Inc. and Chubb
                                           Investment Advisory.

                         Position
                         with              Principal Occupations
Name and Address         the Fund          for the Past Five Years
----------------         ------------      -----------------------

James J. Weisbart        Director          Retired, previously President of
301 Smithfield Road                        Bird Bath Laundromats and President
Contoocook, N.H. 03329                     of Solomon's Inc. (retail clothing
                                           company)

Michael D. Coughlin      Director          President of Concord Litho
106 School Street                          Company, Inc. (printing company)
Concord, N.H. 03301

Elizabeth S. Hager       Director          Formerly State Representative, New
5 Auburn Street                            Hampshire; Consultant, Fund
Concord, N.H. 03301                        Development; previously, City
                                           Councilor, City of Concord, N.H. and
                                           Mayor, City of Concord, N.H.

Asterisks indicate those directors who are "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act. Messrs. Angarella and Werner are members of the executive committee, and Messrs. Weisbart and Coughlin and Ms. Hager are members of the audit committee.

                                 CAPITAL STOCK

The authorized capital stock of the Fund consists of 1,000,000,000 shares of common stock which are divided into nine series: World Growth Stock Portfolio common stock, Money Market Portfolio common stock, Gold Stock Portfolio common stock, Bond Portfolio common stock, Domestic Growth Stock Portfolio common stock, Growth and Income Portfolio common stock, Capital Growth Portfolio common stock, Balanced Portfolio common stock and Emerging Growth Portfolio common stock. Each series currently consists of 100,000,000 shares. The Fund has the right to issue additional shares without the consent of stockholders, and may allocate its reissued shares to new series or to one or more of the nine existing series.

The assets received by the Fund for the issuance or sale of shares of each Portfolio and all income, earnings, profits and proceeds thereof are specifically allocated to each Portfolio. They constitute the underlying assets of each Portfolio, are required to be segregated on the books of account and are to be charged with the expenses of such Portfolio. Any assets which are not clearly allocable to a particular Portfolio or Portfolios are allocated in a manner determined by the Board of Directors. Accrued liabilities which are not clearly allocable to one or more Portfolios would generally be allocated among the Portfolios in proportion to their relative net assets before adjustment for such unallocated liabilities. Each issued and outstanding share in a Portfolio is entitled to participate equally in dividends and distributions declared with respect to such Portfolio and in the net assets of such Portfolio upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

The shares of each Portfolio, when issued, will be fully paid and non-assessable, will have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Shares do not have cumulative voting rights.

Chubb Life provided the initial capital for the Fund by purchasing $1,000,000 worth of shares of the World Growth Stock Portfolio, the Money Market Portfolio and the Gold Stock Portfolio for its general account. Subsequently, upon formation of the Bond Portfolio and Domestic Growth Stock Portfolio, Chubb Life purchased $1,000,000 worth of shares of the two additional Portfolios for its general account. Most recently, Chubb Life purchased $1,000,000 worth of shares of the Growth and Income Portfolio and the Capital Growth Portfolio and $5,000,000 worth of shares of the Balanced Portfolio and $10.00 worth of shares of Emerging Growth Portfolio for its general account. Chubb Life intends to withdraw such investment from time to time, but has agreed not to make any redemption request, except with respect to the Emerging Growth Portfolio, if it would reduce the Fund's net worth below $100,000.

As of March 31, 1995, Chubb Life owned of record and beneficially the following percentages of shares of the Fund's Portfolios in its general account: 0.01% of the World Growth Stock Portfolio; 10.76% of the Money Market Portfolio; 14.07% of the Gold Stock Portfolio; 17.28% of the Bond Portfolio; 0.02% of the Domestic Growth Stock Portfolio; 18.02% of the Growth and Income Portfolio; 0.59% of the Capital Growth Portfolio; and 31.92% of the Balanced Portfolio. Chubb Life's ownership of more than 25% of the shares of the Balanced Portfolio may result in Chubb Life being deemed to be a controlling entity of this Portfolio. Chubb Separate Account A, a separate account established by Chubb Life, owned of record as of March 31, 1995: 99.99% of the World Growth Stock Portfolio; 89.24% of the Money Market Portfolio; 85.93% of the Gold Stock Portfolio; 82.72% of the Bond Portfolio; 99.98% of the Domestic Growth Stock Portfolio; 81.98% of the Growth and Income Portfolio; 99.41% of the Capital Growth Portfolio; and 68.08% of the Balanced Portfolio. The shares held by Chubb Life or its affiliated insurance companies, including shares for which no voting instructions have been received, shares held in a separate account representing charges imposed by Chubb Life or its affiliates and shares held by Chubb Life that are not otherwise attributable to Policies, will be voted by Chubb Life or its affiliated insurance companies in proportion to instructions received from the owners of Policies. Chubb Life and its affiliated insurance companies reserve the right to vote any or all such shares at their discretion to the extent consistent with then current interpretations of the 1940 Act and rules thereunder.

The officers and directors of the Fund cannot directly own shares of the Fund without purchasing a Policy. As a result, the amount of shares owned by the directors and officers of the Fund as a group is less than 1% of each Portfolio.

                       OFFERING AND REDEMPTION OF SHARES

The Fund offers shares of each Portfolio only for purchase by the corresponding division of separate accounts established by Chubb Life or its affiliated insurance companies. It thus will serve as an investment medium for the Policies offered by Chubb Life and its affiliated insurance companies. The offering is without a sales charge and is made at each Portfolio's net asset value per share, which is determined in the manner set forth below under "DETERMINATION OF NET ASSET VALUE." In the future, the shares of the Fund may be offered to additional separate accounts of Chubb Life, its successor or assigns, or of its affiliated insurance companies.

Chubb Securities is the principal underwriter and distributor of the Fund's shares. It is also the principal underwriter and distributor of the Policies.

Under the terms of the Fund Distribution Agreement entered into by Chubb Securities and the Fund, Chubb Securities is not obligated to sell any specific number of shares of the Fund. Chubb Securities also pays any distribution expenses and costs (that is, those arising from any activity which is primarily intended to result in the sale of shares issued by the Fund) including expenses and costs attributable to the Fund which are related to the printing and distributing of prospectuses and periodic reports to new or prospective owners of Policies. Such expenses are reimbursed by Chubb Life or its affiliated insurance companies, their successors or assigns, pursuant to the terms of separate agreements with Chubb Securities relating to the sale of Policies.

The Fund redeems all full and fractional shares of the Fund at the net asset value per share applicable to each Portfolio. See "DETERMINATION OF NET ASSET VALUE" below.

Redemptions are normally made in cash, but the Fund has authority, at its discretion, to make full or partial payment by assignment to the separate account of portfolio securities at their value used in determining the redemption price. The Fund, nevertheless, pursuant to Rule 18f-1 under the 1940 Act, has filed a notification of election on Form N-18f-1, by which the Fund has committed itself to pay to the separate account in cash, all such separate account's requests for redemption made during any 90-day period, up to the lesser of $250,000 or 1% of the applicable Portfolio's net asset value at the beginning of such period. The securities, if any, to be paid in-kind to the separate account will be selected in such manner as the Board of Directors deems fair and equitable. In such cases, the separate account would incur brokerage costs should it wish to liquidate these portfolio securities.

The right to redeem shares or to receive payment with respect to any redemption of shares of any Portfolio may only be suspended (1) for any period during which trading on the New York Stock Exchange is restricted or such Exchange is closed, other than customary weekend and holiday closings, (2) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of that Portfolio is not reasonably practicable, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of stockholders of the Portfolio.

                        DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of each Portfolio of the Fund is determined immediately after the declaration by the Fund of dividends, if any, as of the close of regular trading on the New York Stock Exchange (presently 4:00 P.M. New York Time), on each day during which the New York Stock Exchange is open for trading except on days where both (i) the degree of trading in the Portfolio's securities would not materially affect the net asset value of the Portfolio's shares and (ii) no shares of the Portfolio were tendered for redemption or no purchase order was received. The New York Stock Exchange is open from Monday through Friday except on the following national holidays: New Years Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In the event that any of the above holidays falls on a Sunday, it is regularly observed on the following Monday. The net asset value per share of each Portfolio is computed by dividing the sum of the value of the securities held by that Portfolio, plus any cash or other assets and minus all liabilities, by the total number of outstanding shares of that Portfolio at such time. Any expenses borne by the Fund, including the investment management fee payable to Chubb Investment Advisory, are accrued daily except for extraordinary or non-recurring expenses. See "INVESTMENT ADVISORY AND OTHER SERVICES-Payment of Expenses" above.

Portfolio securities which are traded on national stock exchanges are valued at the last sale price as of the close of business of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the mean between the closing bid and asked prices.

Securities traded in the over-the-counter market are valued at the closing sales price as reported on a readily available market quotation system, or, if no sale took place, the mean between the bid and asked prices. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Fund.

Quotations of foreign securities in foreign currencies are converted to U.S. dollar equivalents using appropriately translated foreign market closing prices.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities with remaining maturities of 60 days or more, are valued at representative quoted prices from bond pricing services.

Long-term publicly traded corporate bonds are valued at prices obtained from a bond pricing service when such prices are available or, when appropriate, from broker-dealers who make a market in that security.

Debt instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. Under this method of valuation, the security is initially valued at cost on the date of purchase or, in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity. Thereafter, a constant proportionate amortization in value is assumed until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. The amortized cost value of the security may be either more or less than the market value at any given time. If for any reason the fair value of any security is not fairly reflected through the amortized cost method of valuation, such security will be valued by market quotations, if available, otherwise as determined in good faith by the Board of Directors.

                                     TAXES

In order for each Portfolio of the Fund to qualify for Federal income tax treatment as a regulated investment company, two of the tests they must meet are
(i) that at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities and (ii) gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of each Portfolio's annual gross income. It is the Fund's policy to comply with the provisions of the Internal Revenue Code of 1986 regarding distribution of investment income and capital gains so that each Portfolio will not be subject to Federal income tax on amounts distributed and undistributed or an excise tax on certain undistributed income or capital gains. For these purposes, if a regulated investment company declares a dividend in December to stockholders of record in December and pays such dividends before the end of January they will be treated as paid in the preceding calendar year and to have been received by such stockholder in December.

                       PERFORMANCE AND YIELD INFORMATION

Money Market Portfolio

For the seven days ended December 31, 1994, the yield of the Money Market Portfolio expressed as a simple annualized yield was 4.50%; the yield of the Money Market Portfolio expressed as a compounded effective yield was 4.60%.

The Money Market Portfolio's yield is its investment income, less expenses, expressed as a percentage of assets on an annualized basis for a seven-day period. The yield is expressed as a simple annualized yield and as a compounded effective yield. The yield does not reflect the fees and charges imposed on the assets of Separate Account A.

The simple annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period, and annualizing the resulting quotient (base period return) on a 365-day basis. The net change in account value reflects the value of additional shares purchased with dividends from the original shares in the account during the seven-day period, dividends declared on such additional shares during the period, and expenses accrued during the period.

The compounded effective yield is computed by determining the unannualized base period return, adding one to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result.

Non-Money Market Portfolios

The yield for the 30-day period ended December 31, 1994 for the Bond Portfolio was 6.66%.

This yield figure represents the net annualized yield based on a specified 30-day (or one month) period assuming a reinvestment semiannual compounding of income. Yield is calculated by dividing the average daily net investment income per share earned during the specified period by the maximum offering price, which is net asset value per share on the last day of the period, and annualizing the result according to the following formula:

                            Yield = 2((A-B+1)/6/ -1)
                                       ---
                                        CD

Where A equals dividends and interest earned during the period, B equals expenses accrued for the period (net of reimbursements), C equals the average daily number of shares outstanding during the period that were entitled to receive dividends, and D equals the maximum offering price per share on the last day of the period.


The average annual total return quotations for the World Growth Stock Portfolio, the Money Market Portfolio, the Gold Stock Portfolio, the Bond Portfolio, the Domestic Growth Stock Portfolio, the Growth and Income Portfolio, the Capital Growth Portfolio and the Balanced Portfolio for the year ended December 31, 1994 are (3.05%), 3.28%, (13.77%), (2.28%), 7.66%, (4.24%), (3.26%) and (1.33%),
respectively. The average annual total return quotations for these Portfolios, other than the Growth and Income Portfolio, the Capital Growth Portfolio and the Balanced Portfolio, for the 5 years ended December 31, 1994 are 8.60%, 4.14%, (.38%), 7.38% and 11.36%, respectively. The average annual total return quotations for these Portfolios since each Portfolio's inception are 11.23%, 5.05%, 5.72%, 6.70%, 11.25%, 6.77%, 17.43% and 6.04%, respectively.

The average annual total return figures represent the average annual compounded rate of return of the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the Portfolio and the ending value of that account measured by the then current net asset value of that Portfolio assuming that all dividends and capital gains distributions during the stated period were reinvested in shares of the Portfolio when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would compare the initial amount to the ending redeemable value of such investment according to the following formula:

                              T = (ERV/P)/1/n/ -1

where T equals average annual total return, where ERV, the ending redeemable value, is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period, where P equals a hypothetical initial payment of $1,000, and where N equals the number of years. From time to time, in reports and sales literature: (1) each Portfolio's performance or P/E ratio may be compared to: (i) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and Dow Jones Industrial Average so that you may compare that Portfolio's results with those of a group of unmanaged securities widely regarded by investors as representative of the U.S. stock market in general; (ii) other groups of mutual funds traced by: (A) Lipper Analytical Services, a widely-used independent research firm which ranks mutual funds by overall performance, investment objectives, and asset size; (B) Forbes Magazine's Annual Mutual Funds Survey and Mutual Fund Honor Roll; or (C) other financial or business publications, such as the Wall Street Journal, Business Week, Money Magazine, and Barron's, which provide similar information; (iii) indices of stocks comparable to those in which the particular Portfolio invests;
(2) the Consumer Price Index (measure of inflation) may be used to assess the real rate of return from an investment in each Portfolio; (3) other U.S. government statistics such as GNP, and net import and export figures derived from governmental publications, e.g., The Survey of Current Business, may be used to illustrate investment attributes of each Portfolio or the general economic, business, investment, or financial environment in which each Portfolio operates; and (4) the effect of tax-deferred compounding on the particular Portfolio's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the particular Portfolio (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis. Each Portfolio's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. which ranks mutual funds on the basis of historical risk and total return. Morningstar rankings are calculated using the mutual fund's performance relative to three-month Treasury bill monthly returns. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a mutual fund as a weighted average for 3, 5, and 10-year periods. In each category, Morningstar limits its five star rankings to 10% of the funds it follows and its four star rankings to 22.5% of the funds it follows. Rankings are not absolute or necessarily predictive of future performance.

The performance of the Portfolios may be compared, for example, to the record of the S&P 500 Index, NASDAQ Composite Index, and the Europe, Australia, Far Eastern ("EAFE") Index. The S&P 500 Index is a well known measure of the price performance of 500 leading larger domestic stocks which represent approximately 80% of the market capitalization of the U.S. equity market. The NASDAQ Composite Index is comprised of all stocks on NASDAQ's National Market Systems, as well as other NASDAQ domestic equity securities. The NASDAQ Composite Index has typically included smaller, less mature companies representing 10% to 15% of the capitalization of the entire domestic equity market. The EAFE Index is comprised of more than 900 companies in Europe, Australia and the Far East. All of these indices are unmanaged and capitalization weighted. In general, the securities comprising the NASDAQ Composite Index are more growth oriented and have a somewhat higher beta and P/E ratio than those in the S&P

500 Index.

The total returns of all of these indices will show the changes in prices for the stocks in each index. However, only the performance data for the S&P 500 Index assumes reinvestment of all capital gains distributions and dividends paid by the stocks in each data base. Tax consequences will not be included in such illustration, nor will brokerage or other fees or expenses of investing be reflected in the NASDAQ Composite, S&P 500, EAFE Index.

                             ADDITIONAL INFORMATION

Reports

Annual and semi-annual reports containing financial statements of the Fund, as well as voting instruction soliciting material for the Fund, will be sent to Policyowners.

Name and Service Mark

The Chubb Corporation has granted the Fund the right to use the "Chubb" name and service mark and has reserved the right to withdraw its consent to the use of such name and mark by the Fund at any time and to grant the use of such name and mark to any other users.

                                     PART C
                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) Financial Statements
          Filed as part of the Prospectus:
            Financial Highlights
               Filed as part of the Statement of Additional Information:
             Audited Financial Statements
                      Report of Independent Auditors.
                      Schedule of Portfolio Investements at December 31, 1994. Statement of Assets and Liabilities at December 31, 1994. Statement of Operations for the year ended December 31,
                       1994.
                      Statements of Changes in Net Assets for the years ended
                       December 31, 1994 and December 31, 1993.
                      Notes to Financial Statements.
                      Financial Highlights for each of the periods indicated
                       therein.
                      Unaudited Financial Statements for Emerging Growth
                       Portfolio at September 30, 1995.

     (b)  Exhibits
       1. a.  Amended and Restated Articles of Incorporation,
                      incorporated by reference to earlier filing on April 11, 1990, SEC File No. 2-94479, Exhibit 1 of Form N-1A Registration Statement.

          b.  Articles Supplementary to the Articles of
                      Incorporation, incorporated by reference to earlier filing on February 28, 1992, SEC File No. 2-94479, Exhibit 1(b) of N-1A Registration Statement.

          c.  Articles Supplementary to the Articles of
                      Incorporation, incorporated by reference to earlier filing on February 28, 1992, SEC File No. 2-94479, Exhibit 1(c) of N-1A Registration Statement.

          d.  Articles Supplementary to the Articles of
                      Incorporation incorporated by reference to earlier filing on April 17, 1995, SEC File No. 2-94479, Exhibit 1(d) of N-1A Registration Statement.

       2. By-Laws, incorporated by reference to earlier
                      filing on February 21, 1991, SEC File No. 2-94479, Exhibit 2 of Form N-1A Registration Statement.

       3. Not applicable.

       4. a.  Specimen of Certificate of Stock of the World
      Growth Stock Portfolio, incorporated by reference to earlier filing on April 11, 1990, SEC File No. 2-94479, Exhibit 4(a) of N1-A Registration Statement.


          b. Specimen of Certificate of Stock of the Money Market Portfolio, incorporated by reference to earlier filing on April 11, 1990, SEC File No. 2-94479, Exhibit 4(b) of N-1A Registration Statement.

          c. Specimen of Certificate of Stock of the Gold Stock Portfolio, incorporated by reference to earlier filing on April 11, 1990, SEC File No. 2-94479, Exhibit 4(c) of N-1A Registration Statement.

          d. Specimen of Certificate of Stock of the Bond Portfolio, incorporated by reference to earlier filing on April 11, 1990, SEC File No. 2-94479, Exhibit 4(d) of N-1A Registration Statement.

          e. Specimen of Certificate of Stock of the Domestic Growth Stock Portfolio, incorporated by reference to earlier filing on April 11, 1990, SEC File No. 2-94479, Exhibit 4(e) of N-1A Registration Statement.

          f. Specimen of Certificate of Stock of the Growth and Income Portfolio, incorporated by reference to earlier filing on February 28, 1992, SEC File No. 2-94479, Exhibit 4(f) of N-1A Registration Statement.

          g. Specimen of Certificate of Stock of the Capital Growth Portfolio, incorporated by reference to earlier filing on February 28, 1992, SEC File No. 2-94479, Exhibit 4(g) of N-1A Registration Statement.

          h. Specimen of Certificate of Stock of the Balanced Portfolio, incorporated by reference to earlier filing on February 28, 1992, SEC File No. 2-94479, Exhibit 4(h) of N-1A Registration Statement.

          i. Specimen of Certificate of Stock of the Emerging Growth Portfolio, incorporated by reference to earlier filing on April 17, 1995, SEC File No.2-94479, Exhibit 4(i) of N-1A Registration Statement.

       5. a. Amended and Restated Investment Management Agreement between Chubb America Fund, Inc. and Chubb Investment Advisory Corporation, incorporated by reference to earlier filing on April 11, 1990, SEC File No. 2-94479, Exhibit 5(a) of N-1A Registration Statement.

          b. Sub-Investment Management Agreement among Chubb America Fund, Inc., Chubb Investment Advisory Corporation and Templeton Investment Advisers Limited, incorporated by reference to earlier filing on April 11, 1990, SEC File No. 2-94479, Exhibit 5(b) of N-1A Registration Statement.

          c. Amendment to Sub-Investment Management Agreement among Chubb America Fund, Inc., Chubb Investment Advisory Corporation and Templeton Investment Advisers Limited, incorporated by reference to earlier filing on April 11, 1990, SEC File No. 2-94479, Exhibit 5(c) of N-1A Registration Statement.

          d. Second Amendment to Sub-Investment Management Agreement among Chubb America Fund, Inc., Chubb Investment Advisory Corporation and Templeton Investment Advisors Limited, incorporated by reference to earlier filing on April 11, 1990, SEC File No. 2-94479, Exhibit 5(d) of N-1A Registration Statement.

          e. Sub-Investment Management Agreement among Chubb America Fund, Inc., Chubb Investment Advisory Corporation and Templeton, Galbraith & Hansberger Ltd., incorporated by reference to earlier filing on April 14, 1993, SEC File No. 2-94479, Exhibit 5(e) of N-1A Registration Statement.

          f. Sub-Investment Management Agreement among Chubb America Fund, Inc., Chubb Investment Advisory Corporation and Chubb Asset Managers, Inc., incorporated by reference to earlier filing on April 11, 1990, SEC File No. 2-94479, Exhibit 5(e) of N-1A Registration Statement.

          g. Sub-Investment Management Agreement among Chubb America Fund, Inc., Chubb Investment Advisory Corporation and Van Eck Associates Corporation, incorporated by reference to earlier filing on April 11, 1990, SEC File No. 2-94479, Exhibit 5(f) of N-1A Registration Statement.

          h. Sub-Investment Management Agreement among Chubb America Fund, Inc., Chubb Investment Advisory Corporation and Pioneering Management Corporation, incorporated by reference to earlier filing on April 11, 1990, SEC File No. 2-94479, Exhibit 5(g) of N-1A Registration Statement.

          i. Sub-Investment Management Agreement among Chubb America Fund, Inc., Chubb Investment Advisory Corporation and Chubb Asset Managers, Inc., incorporated by reference to earlier filing on February 28, 1992, SEC File No. 2-94479, Exhibit 5(h) of N-1A Registration Statement.

          j. Investment Management Agreement between Chubb America Fund, Inc., and Chubb Investment Advisory Corporation for the Growth and Income Portfolio, incorporated by reference to earlier filing on February 28, 1992, SEC File No. 2-94479, Exhibit 5(i) of N-1A Registration Statement.

          k. Investment Management Agreement between Chubb America Fund, Inc., and Chubb Investment Advisory Corporation for the Capital Growth Portfolio, incorporated by reference to earlier filing on February 28, 1992, SEC File No. 2-94479, Exhibit 5(j) of N-1A Registration Statement.

          l. Investment Management Agreement between Chubb America Fund, Inc., and Chubb Investment Advisory Corporation for the Balanced Portfolio, incorporated by reference to earlier filing on February 28, 1992, SEC File No. 2-94479, Exhibit 5(k) of N-1A Registration Statement.

          m. Sub-Investment Management Agreement among Chubb America Fund, Inc., Chubb Investment Advisory Corporation and Chubb Asset Managers, Inc., incorporated by reference to earlier filing on April 14, 1993, SEC File No. 2-94479, Exhibit 5(m) of N-1A Registration Statement.

          n. Sub-Investment Management Agreement among ChubbAmerica Fund, Inc., Chubb Investment Advisory Corporation and Janus Capital Corporation, incorporated by reference to earlier filing on April 14, 1993, SEC File No. 2-94479, Exhibit 5(n) of N-1A Registration Statement.

          o. Sub-Investment Management Agreement among Chubb America Fund, Inc., Chubb Investment Advisory Corporation and Phoenix Investment Counsel, Inc., incorporated by reference to earlier filing on April 14, 1993, SEC File No. 2-94479, Exhibit 5(o) N-1A Registration Statement.

          p. Investment Management Agreement between Chubb America Fund, Inc., and Chubb Investment Advisory Corporation with respect to the Emerging Growth Portfolio.

          q. Sub-Investment Management Agreement among Chubb America Fund, Inc., Chubb Investment Advisory Corporation, and Massachusetts Financial Services Company with respect to the Emerging Growth Portfolio.

       6. a. Amendment to Fund Distribution Agreement Between Chubb America Fund, Inc. and Chubb Securities Corporation, incorporated by reference to earlier filing on April 11, 1990, SEC File No. 2-94479, Exhibit 6(a) of N-1A Registration Statement.

          b. Fund Distribution Agreement between Chubb America Fund, Inc. and Chubb Securities Corporation, incorporated by reference to earlier filing on April 11, 1990, SEC File No. 2-94479, Exhibit 6(b) of N-1A Registration Statement.

       7. Not applicable.

       8. a. Custodian Agreement between Chubb America Fund, Inc. and Citibank, N.A., incorporated by reference to earlier filing on February 21, 1991, SEC File No. 2-94479, Exhibit 8 of N-1A Registration Statement.

          b. Amendment to the Custodial Services Agreement between Chubb America Fund, Inc. and Citibank, N.A., incorporated by reference to earlier filing on April 14, 1993, SEC File No. 2-94479, Exhibit 8(b) of N-1A Registration Statement.

          c. Amendment No.2 to Custodial Services Agreement between Chubb America Fund, Inc. and Citibank, N.A., incorporated by reference to earlier filing on April 14, 1993, SEC File No. 2-94479, Exhibit 8(c) of N-1A Registration Statement.

       9. Not applicable.

      10. a. Opinion and Consent of Counsel as to the legality the securities being registered, incorporated by reference to earlier filing on April 11, 1990, SEC File No. 2-94479, Exhibit 10(a) of N-1A Registration Statement.

          b. Opinion and Consent of Counsel as to legality of the securities being registered, incorporated by reference to earlier filing April 11, 1990, SEC File No. 2-94479, Exhibit 10(b) of N-1A Registration Statement.

          c. Opinion and Consent of Counsel as to legality of the securities being registered, incorporated by reference to earlier filing on February 28, 1992, SEC File No. 2-94479, Exhibit 10(c) of N-1A Registration Statement.

          d. Opinion and Consent of Counsel as to the legality of securities being registered, incorporated by reference to earlier filing on April 17, 1995, SEC File No. 2-94479, Exhibit 10(d) of N-1A Registration Statement.

      11. Consent of Ernst & Young LLP.

      12. Not applicable.

      13. a. Stock Subscription Agreement between Chubb America Fund, Inc. and The Volunteer State Life Insurance Company, incorporated by reference to earlier filing on April 11, 1990, SEC File No. 2-94479, Exhibit 13(a) of N-1A Registration Statement.

          b. Stock Subscription Agreement between Chubb America Fund, Inc. and The Volunteer State Life Insurance Company, incorporated by reference to earlier filing on April 11, 1990, SEC File No. 2-94479, Exhibit 13(b) of N-1A Registration Statement.

          c. Stock Subscription Agreement between Chubb America Fund, Inc. and Chubb Life Insurance Company of America, incorporated by reference to earlier filing on February 28, 1992, SEC File No. 2-94479, Exhibit 13(c) of N-1A Registration Statement.

          d. Stock Subscription Agreement between Chubb America Fund, Inc., and Chubb Life Insurance Company of America.

      14. Not applicable.

      15. Not applicable.

      16. Schedule of Computation of Performance Quotations, incorporated by reference to earlier filing on April 17, 1995, SEC File No. 2-94479,
      Exhibit 16 of N-1A Registration Statement.

      17. Diagram of Subsidiaries of The Chubb Corporation incorporated by reference to earlier filing on April 17, 1995, SEC File No. 2-94479,
      Exhibit 16 of N-1A Registration Statement.

      18. Price Make-up Sheet incorporated by reference to earlier filing on April 17, 1995, SEC File No. 2-94479, Exhibit 18 of N-1A Registration Statement.

      19. Agreement Regarding Use of Name and Service Mark between The Chubb Corporation and Chubb America Fund, Inc., incorporated by reference to earlier filing on April 11, 1990, SEC File No. 2-94479, Exhibit 19 of N-1A Registration Statement.

      20. Consent of Freedman, Levy, Kroll & Simonds, incorporated by reference to earlier filing on April 11, 1990, SEC File No. 2-94479, Exhibit 20 of N-1A Registration Statement.

Item 25.  Persons Controlled by or under Common Control with        Registrant

Initially, shares of the Registrant were offered and sold only to The Volunteer State Life Insurance Company ("Volunteer"), a stock life insurance company organized under the laws of Tennessee. Effective July 1, 1991, Volunteer changed its name to Chubb Life Insurance Company of America ("Chubb Life") and re-domesticated to New Hampshire. The purchasers of variable life insurance contracts issued in connection with separate accounts established by Chubb Life or its affiliated insurance companies will have the right to instruct Chubb Life or its affiliated insurance companies with respect to the voting of the Registrant's shares held by such separate accounts on behalf of policyowners. The shares held by Chubb Life or its affiliated insurance companies, including shares for which no voting instructions have been received, shares held in the separate accounts representing charges imposed by Chubb Life or its affiliated insurance companies against the separate account and shares held by Chubb life or its affiliated insurance companies that are not otherwise attributable to Policies, will also be voted by Chubb Life or its affiliated insurance companies in proportion to instructions received from owners of Policies. Chubb Life or its affiliated insurance companies reserve the right to vote any or all such shares at their discretion to the extent consistent with then current interpretations of the Investment Company Act of 1940 and rules thereunder. Subject to such voting instruction rights, Chubb Life or its affiliated insurance companies will directly control the Registrant.

Subsequently, shares of the Registrant may be offered and sold to other separate accounts formed by Chubb Life, its successors or assigns, and by other insurance companies which, along with Chubb Life, are subsidiaries of The Chubb Corporation, a New Jersey corporation, or subsidiaries of such subsidiaries. A diagram of the subsidiaries of The Chubb Corporation has been filed herein as
Exhibit 17.

Item 26.  Number of Holders of Securities


As of the effective date of this Registration Statement:

                                                                     (2)
                 (1)                                              Number of
            Title of Class                                      Record Holders
            --------------                                      --------------
World Growth Stock Portfolio Capital Stock; $.01 par value....       Two
Money Market Portfolio Capital Stock; $.01 par value..........       Two
Gold Stock Portfolio Capital Stock; $.01 par value............       Two
Bond Portfolio Capital Stock; $.01 par value..................       Two
Domestic Growth Stock Portfolio Capital Stock; $.01 par value.       Two
Growth and Income Portfolio Capital Stock; $.01 par value.....       Two
Capital Growth Portfolio Capital Stock; $.01 par value........       Two
Balanced Portfolio Capital Stock; $.01 par value..............       Two
Emerging Growth Portfolio Capital Stock; $.01 par value.......       One


Chubb Life has purchased 100,000 shares of each class of capital stock of the Registrant, except for the Balanced Portfolio of which it has purchased 500,000 shares and the Emerging Growth Portfolio in which it will purchase 300,000 shares. Chubb Separate Account A has purchased shares of each Portfolio in the amounts allocated to each Portfolio by purchasers of Policies.

Item 27.  Indemnification

Reference is made to Article VIII, Section 10 of the Registrant's Amended and Restated Articles of Incorporation filed on April 11, 1990 as Exhibit 1 to the Form N-1A Registration Statement and to Article V of the Registrant's By-Laws filed herein as Exhibit 2 to this Registration Statement. The Amended and Restated Articles of Incorporation provide that neither an officer nor director of the Registrant will be liable to the Registrant or its stockholders for monetary damages for breach of fiduciary duty as an officer or director, except to the extent such limitation of liability is not otherwise permitted by law. The By-Laws provide that the Registrant will indemnify its directors and officers to the extent permitted or required by Maryland law. A resolution of the Board of Directors specifically approving payment or advancement of expenses to an officer is required by the By-Laws. Indemnification may not be made if the director or officer has incurred liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his/her office ("Disabling Conduct"). The means of determining whether indemnification shall be made are (1) a final decision by a court or other body before whom the proceeding is brought that the director or officer was not liable by reason of Disabling Conduct, or (2) in the absence of such a decision, a reasonable determination, based on a review of the facts, that the director or officer was not liable by reason of Disabling Conduct. Such latter determination may be made either by (a) vote of a majority of directors who are neither interested persons (as defined in the Investment Company Act of 1940) nor parties to the proceeding or (b) independent legal counsel in a written opinion. The advancement of legal expenses may not occur unless the director or officer agrees to repay the advance (if it is determined that the director or officer is not entitled to the indemnification) and one of three other conditions is satisfied: (1) the director or officer provides security for his/her agreement to repay, (2) the Registrant is insured against loss by reason of lawful advances, or (3) the directors who are not interested persons and are not parties to the proceedings, or independent counsel in a written opinion, determine that there is reason to believe that the director or officer will be found entitled to indemnification.

The directors and officers are currently covered for liabilities incurred in their capacities as such directors and officers under the terms of a joint liability insurance policy. This policy also covers the directors and officers of Chubb Investment Advisory, Chubb Asset, and Chubb Investment Funds, Inc. The policy also insures the Registrant, Chubb Investment Advisory, Chubb Asset and Chubb Investment Funds, Inc. for errors and omissions liabilities.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser

Chubb Investment Advisory was formed in 1984 and had not been previously engaged in any other business. The other businesses, professions, vocations and employment of a substantial nature of its directors and officers during the past two years are as follows:

                                                      Other Business,
Name of Director             Positions with Chubb     Profession, Vocation or
or Officer of Chubb          Investment               Employment During
Investment Advisory          Advisory                 Past Two Years
--------------------         --------                 --------------

Ronald Angarella             President and Director   Senior Vice President,
                                                      Chubb Life; President and
                                                      Director, Chubb
                                                      Securities, Hampshire
                                                      Funding, Inc. and Chubb
                                                      America Fund, Inc.;
                                                      Senior Vice President and
                                                      Director, Chubb
                                                      Investment Funds, Inc.

Michael O'Reilly             Senior Vice President    Senior Vice President and
                             and Director             Chief Investment Officer,
                                                      The Chubb Corporation;
                                                      Director, President and
                                                      Chief Operating Officer,
                                                      Chubb Asset Managers,
                                                      Inc.; President and
                                                      Director, Chubb
                                                      Investment Funds, Inc.;
                                                      Senior Vice President,
                                                      Chubb & Son Inc., Federal
                                                      Insurance Company

Ronald H. Emery              Senior Vice President    Senior Vice President and
                             and Director             Controller, Chubb Life

Charles C. Cornelio          Secretary                Senior Vice President and
                                                      Chief Administrative
                                                      Officer, Chubb Life Vice
                                                      President, Counsel and
                                                      Assistant Secretary,
                                                      Chubb Investment Funds,
                                                      Inc. and Chubb America
                                                      Fund, Inc.; Vice
                                                      President, General
                                                      Counsel and Secretary,
                                                      Chubb Securities and
                                                      Hampshire Funding, Inc.

Name of Director             Positions with Chubb     Other Business,
or Officer of Chubb          Investment               Profession, Vocation or
Investment Advisory          Advisory                 Employment During
-------------------          --------                 Past Two Years
                                                      --------------

John A. Weston               Treasurer                Assistant Vice President,
                                                      Mutual Fund Accounting
                                                      Officer, Chubb Life;
                                                      Treasurer, Chubb
                                                      Securities Corporation,
                                                      Chubb Investment Funds
                                                      Inc. and Chubb Series
                                                      Trust  and Hampshire
                                                      Funding, Inc.; previously
                                                      Financial Reporting
                                                      Officer, Chubb Life

Richard V. Werner            Director                 Senior Vice President,
                                                      Treasurer and Chief
                                                      Financial Officer, Chubb
                                                      Life Insurance Company of
                                                      America, Colonial Life
                                                      Insurance Company, and
                                                      Chubb Sovereign Life
                                                      Insurance Company; Vice
                                                      President, The Chubb
                                                      Corporation; Senior Vice
                                                      President and Director,
                                                      Chubb America Fund, Inc.;
                                                      President, ChubbHealth
                                                      Holdings, Inc.; Chairman
                                                      of the Board,
                                                      ChubbHealth, Inc.

                                                      Vice President, The Chubb
                                                      Corporation, Federal
                                                      Insurance Company and
                                                      Chubb & Son Inc.; Senior
                                                      Vice President, Chubb
                                                      Asset Managers, Inc.

Marjorie Raines              Director                 Assistant Vice President
                                                      and Assistant Secretary,
                                                      Chubb Securities and
                                                      Hampshire Funding, Inc,;
                                                      Assistant Vice President,
                                                      Chubb Life

                                                      Vice President of Chubb
                                                      Securities and Hampshire
                                                      Funding, Inc.

Mary Toumpas                 Assistant Vice           Assistant Vice President
                             President and            and Associate Counsel,
                             Compliance Officer       Chubb Life; Secretary,
                                                      Chubb America Fund, Inc.
                                                      and Chubb Investment
                                                      Funds, Inc.

Name of Director             Positions with Chubb     Other Business,
or Officer of Chubb          Investment               Profession, Vocation or
Investment Advisory          Advisory                 Employment During
-------------------          --------                 Past Two Years
                                                      --------------

Carol R. Hardiman            Assistant Vice           Vice President of Chubb
                             President                Securities and Hampshire
                                                      Funding Inc.

Shari J. Lease               Assistant Secretary      Assistant Vice President
                                                      and Counsel, Chubb Life;
                                                      Secretary Chubb
                                                      Investment Funds, Inc.
                                                      and Chubb Series Trust


The directors, officers, employees and partners of the Sub-Investment Managers have rendered investment advice and management during the past two years and have not engaged in any other business of a substantial nature.

Item 29.  Principal Underwriters

  The names, principal business addresses, positions and offices with Chubb Securities Corporation, and positions and offices with the Fund, of each director or officer of Chubb Securities Corporation who is a director or officer of the Fund are:
                             Positions and
                               Officers
                              with Chubb                Positions and
Name and Principal            ----------                  Officers
 Business Address             Securities                with the Fund
 ----------------             ----------                -------------

Ronald Angarella              President and Director    President and Director
One Granite Place
Concord,
New Hampshire 03301

Charles C. Cornelio           Vice President, General   Vice President, Counsel
One Granite Place             Counsel and Secretary     and Assistant Secretary
Concord,
New Hampshire 03301

John A. Weston                Treasurer                 Treasurer
One Granite Place
Concord,
New Hampshire 03301


Item 30.  Location of Accounts and Records

  The following entities prepare, maintain and preserve the records required by
Section 31(a) of the 1940 Act for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records will be surrendered promptly on request:

  Citibank, N.A., 111 Wall Street, New York, New York 10043; Chubb Asset Managers, Inc., 15 Mountain View Road, Warren, New Jersey 07061; Van Eck Associates Corporation, 99 Park Avenue, New York, New York 10016; Chubb Investment Advisory, One Granite Place, Concord, New Hampshire 03301; Pioneering Management Corporation, 60 State Street, Boston, Massachusetts; Templeton, Galbraith & Hansberger Ltd, Lyford Cay, Nassau, Bahamas; Janus Capital Corporation, 100 Fillmore Street, Suite 300, Denver, Colorado 80206; Phoenix Investment Counsel, Inc., One American Row, Hartford Connecticut 06115; Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116; and Chubb Securities Corporation, One Granite Place, Concord, New Hampshire 03301.

Item 31.  Management Services

  Not applicable.

Item 32.  Undertakings

  Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Concord, and State of New Hampshire, on the 9th day of November 1995.


               CHUBB AMERICA FUND, INC.

               By: /s/ RONALD ANGARELLA
                  ---------------------
                 Ronald Angarella
                   President


Each of the undersigned Officers and Directors of Chubb America Fund, Inc. (the "Fund") whose signatures appear below hereby makes, constitutes and appoints Ronald Angarella and Charles C. Cornelio, and each of them acting individually, his/her true and lawful attorneys with power to act without any other and with full power of substitution, to execute, deliver and file in each of the undersigned Officers and Directors' capacity or capacities as shown below, this Registration Statement and any and all documents in support of this Registration Statement or supplement thereto, and any and all amendments, including any and all post-effective amendments to the foregoing; and said Officers and Directors hereby grant to said attorneys, and to any one or more of them, full power and authority to do and perform each and every act and thing whatsoever as said attorney or attorneys may deem necessary or advisable to carry out fully the intent of this Power of Attorney to the same extent and with the same effect as each of said Officers and Directors might or could do personally in his/her capacity or capacities as aforesaid, and each of said Officers and Directors ratifies, confirms and approves all acts and things which said attorney or attorneys might do or cause to be done by virtue of this Power of Attorney and his/her signature as the same as may be signed by said attorney or attorneys, or any one or more of them to this Registration Statement and any and all amendments thereto, including any and all post-effective amendments to the foregoing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Concord, and State of New Hampshire, on the 9th day of November, 1995.


               CHUBB AMERICA FUND, INC.

               By: Ronald Angarella
                  --------------------------
                   President


Each of the undersigned Officers and Directors of Chubb America Fund, Inc. (the "Fund") whose signatures appear below hereby makes, constitutes and appoints Ronald Angarella, Shari Lease and Charles C. Cornelio, and each of them acting individually, his/her true and lawful attorneys with power to act without any other and with full power of substitution, to execute, deliver and file in each of the undersigned Officers and Directors' capacity or capacities as shown below, this Registration Statement and any and all documents in support of this Registration Statement or supplement thereto, and any and all amendments, including any and all post-effective amendments to the foregoing; and said Officers and Directors hereby grant to said attorneys, and to any one or more of them, full power and authority to do and perform each and every act and thing whatsoever as said attorney or attorneys may deem necessary or advisable to carry out fully the intent of this Power of Attorney to the same extent and with the same effect as each of said Officers and Directors might or could do personally in his/her capacity or capacities as aforesaid, and each of said Officers and Directors ratifies, confirms and approves all acts and things which said attorney or attorneys might do or cause to be done by virtue of this Power of Attorney and his/her signature as the same as may be signed by said attorney or attorneys, or any one or more of them to this Registration Statement and any and all amendments thereto, including any and all post-effective amendments to the foregoing.

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

    Signature                       Title                             Date
    ---------                       -----                             ----

                                  President,
                                  Principal
                                  Executive
                                  Officer, and
RONALD ANGARELLA                  Director                      November 9, 1995

RICHARD V. WERNER                 Director                      November 9, 1995




                                  Treasurer, Principal
                                  Financial Officer, and
                                  Principal Accounting
JOHN A. WESTON                    Officer                       November 9, 1995



MICHAEL D. COUGHLIN               Director                      November 9, 1995



ELIZABETH S. HAGER                Director                      November 9, 1995



JAMES J. WEISBART                 Director                      November 9, 1995

                                 Exhibit Index
                                 -------------

Exhibit                                                            Sequentially
Number  Description                                                Numbered Page
------  -----------                                                -------------
5.  p.  Investment Management Agreement between Chubb America Fund,
        Inc., and Chubb Investment Advisory Corporation with
        respect to the Emerging Growth Portfolio.

    q.  Sub-Investment Management Agreement among Chubb America
        Fund, Inc., Chubb Investment Advisory Corporation and
        Massachusetts Financial Services Company with respect to the Emerging Growth Portfolio.

11.     Consent of Ernst & Young LLP.

13  d.  Stock Subscription Agreement between Chubb America Fund,
        Inc., and Chubb Life Insurance Company of America.

27      Financial Data Schedule, Emerging Growth Portfolio